UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 10 of its series: Allspring Common Stock Fund, Allspring Diversified Capital Builder Fund, Allspring Diversified Income Builder Fund, Allspring Income Plus Fund, Allspring Index Asset Allocation Fund, Allspring Managed Account CoreBuilder® Shares - Series SP, Allspring Mid Cap Growth Fund, Allspring Opportunity Fund, Allspring SMID Cap Growth Fund and Allspring Special Mid Cap Value Fund.

Date of reporting period: March 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series SP

March 31, 2026

APSPX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series SP for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series SP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Table Summary
Total net assets	$27,273,947
# of portfolio holdings	176
Portfolio turnover rate	89%
Total advisory fees paid	$0

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Asset-backed securities	29.3
Corporate bonds and notes	24.1
Non-agency mortgage-backed securities	19.2
U.S. Treasury securities	12.3
Foreign government bonds	5.6
Yankee corporate bonds and notes	4.8
Yankee government bonds	2.3
Foreign corporate bonds and notes	2.1
Agency securities	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.3
U.S. Treasury Notes, 3.63%, 8‑31‑2027	2.7
SWCH Commercial Mortgage Trust Series 2025-DATA Class C, 5.76%, 2‑15‑2042	1.7
RCKT Mortgage Trust Series 2024-CES2 Class A2, 6.39%, 4‑25‑2044	1.3
OneMain Financial Issuance Trust Series 2023-2A Class A2, 5.17%, 9‑15‑2036	1.3
Avant Loans Funding Trust Series 2024-REV1 Class B, 6.17%, 10‑15‑2033	1.3
BX Trust Series 2024-BIO Class A, 5.31%, 2‑15‑2041	1.3
Venture 44 CLO Ltd. Series 2021-44A Class A1NR, 4.81%, 10‑20‑2034	1.3
Vital Care Issuer LLC Series 2025-1A Class A2, 6.74%, 1‑30‑2056	1.2
U.S. Treasury Notes, 3.50%, 3‑15‑2029	1.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4906 03-26

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2026

EKBAX

Class A

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,936,932,064
# of portfolio holdings	99
Portfolio turnover rate	15%
Total advisory fees paid	$5,331,813

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Common stocks	87.0
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Micron Technology, Inc.	4.7
Advanced Micro Devices, Inc.	3.8
Amphenol Corp. Class A	3.6
Curtiss-Wright Corp.	3.3
Marvell Technology, Inc.	3.0
Cheniere Energy, Inc.	2.9
Targa Resources Corp.	2.8
Teledyne Technologies, Inc.	2.8
SLB Ltd.	2.7
Baker Hughes Co. Class A	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4324 03-26

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2026

EKBCX

Class C

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$97	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,936,932,064
# of portfolio holdings	99
Portfolio turnover rate	15%
Total advisory fees paid	$5,331,813

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Common stocks	87.0
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Micron Technology, Inc.	4.7
Advanced Micro Devices, Inc.	3.8
Amphenol Corp. Class A	3.6
Curtiss-Wright Corp.	3.3
Marvell Technology, Inc.	3.0
Cheniere Energy, Inc.	2.9
Targa Resources Corp.	2.8
Teledyne Technologies, Inc.	2.8
SLB Ltd.	2.7
Baker Hughes Co. Class A	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4516 03-26

Semi-Annual Shareholder Report

Diversified Capital Builder Fund

March 31, 2026

EKBYX

Institutional Class

This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,936,932,064
# of portfolio holdings	99
Portfolio turnover rate	15%
Total advisory fees paid	$5,331,813

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Common stocks	87.0
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Micron Technology, Inc.	4.7
Advanced Micro Devices, Inc.	3.8
Amphenol Corp. Class A	3.6
Curtiss-Wright Corp.	3.3
Marvell Technology, Inc.	3.0
Cheniere Energy, Inc.	2.9
Targa Resources Corp.	2.8
Teledyne Technologies, Inc.	2.8
SLB Ltd.	2.7
Baker Hughes Co. Class A	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0747 03-26

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2026

EKSAX

Class A

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$42	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4304 03-26

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2026

EKSCX

Class C

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0424 03-26

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2026

EKSRX

Class R6

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4806 03-26

Semi-Annual Shareholder Report

Diversified Income Builder Fund

March 31, 2026

EKSYX

Institutional Class

This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4700 03-26

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2026

SENAX

Class A

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$571,313,402
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$2,267,183

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	33.6
Consumer discretionary	18.8
Health care	17.4
Information technology	16.1
Communication services	8.4
Utilities	3.4
Financials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Vertiv Holdings Co. Class A	5.0
Quanta Services, Inc.	4.2
Cloudflare, Inc. Class A	3.5
Vistra Corp.	3.4
Cencora, Inc.	3.2
Marriott International, Inc. Class A	3.1
Viking Holdings Ltd.	3.1
Live Nation Entertainment, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
Axon Enterprise, Inc.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3018 03-26

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2026

WENRX

Class R6

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$571,313,402
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$2,267,183

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	33.6
Consumer discretionary	18.8
Health care	17.4
Information technology	16.1
Communication services	8.4
Utilities	3.4
Financials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Vertiv Holdings Co. Class A	5.0
Quanta Services, Inc.	4.2
Cloudflare, Inc. Class A	3.5
Vistra Corp.	3.4
Cencora, Inc.	3.2
Marriott International, Inc. Class A	3.1
Viking Holdings Ltd.	3.1
Live Nation Entertainment, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
Axon Enterprise, Inc.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4665 03-26

Semi-Annual Shareholder Report

Mid Cap Growth Fund

March 31, 2026

WFEIX

Institutional Class

This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$571,313,402
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$2,267,183

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	33.6
Consumer discretionary	18.8
Health care	17.4
Information technology	16.1
Communication services	8.4
Utilities	3.4
Financials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Vertiv Holdings Co. Class A	5.0
Quanta Services, Inc.	4.2
Cloudflare, Inc. Class A	3.5
Vistra Corp.	3.4
Cencora, Inc.	3.2
Marriott International, Inc. Class A	3.1
Viking Holdings Ltd.	3.1
Live Nation Entertainment, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
Axon Enterprise, Inc.	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3118 03-26

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2026

WFDDX

Administrator Class

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3703 03-26

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2026

WFDAX

Class A

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3321 03-26

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2026

WFDRX

Class R6

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4659 03-26

Semi-Annual Shareholder Report

SMID Cap Growth Fund

March 31, 2026

WFDSX

Institutional Class

This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3123 03-26

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2026

SCSAX

Class A

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$576,953,039
# of portfolio holdings	97
Portfolio turnover rate	44%
Total advisory fees paid	$2,407,059

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	26.9
Information technology	17.4
Financials	15.1
Health care	14.1
Consumer discretionary	8.9
Materials	7.6
Real estate	4.5
Energy	2.6
Communication services	1.5
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ON Semiconductor Corp.	2.2
Kirby Corp.	1.9
Marvell Technology, Inc.	1.8
QXO, Inc.	1.8
WESCO International, Inc.	1.7
Dynatrace, Inc.	1.6
API Group Corp.	1.6
HealthEquity, Inc.	1.6
Ameris Bancorp	1.6
Littelfuse, Inc.	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3301 03-26

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2026

SCSRX

Class R6

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$576,953,039
# of portfolio holdings	97
Portfolio turnover rate	44%
Total advisory fees paid	$2,407,059

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	26.9
Information technology	17.4
Financials	15.1
Health care	14.1
Consumer discretionary	8.9
Materials	7.6
Real estate	4.5
Energy	2.6
Communication services	1.5
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ON Semiconductor Corp.	2.2
Kirby Corp.	1.9
Marvell Technology, Inc.	1.8
QXO, Inc.	1.8
WESCO International, Inc.	1.7
Dynatrace, Inc.	1.6
API Group Corp.	1.6
HealthEquity, Inc.	1.6
Ameris Bancorp	1.6
Littelfuse, Inc.	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4658 03-26

Semi-Annual Shareholder Report

Common Stock Fund

March 31, 2026

SCNSX

Institutional Class

This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$576,953,039
# of portfolio holdings	97
Portfolio turnover rate	44%
Total advisory fees paid	$2,407,059

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	26.9
Information technology	17.4
Financials	15.1
Health care	14.1
Consumer discretionary	8.9
Materials	7.6
Real estate	4.5
Energy	2.6
Communication services	1.5
Utilities	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ON Semiconductor Corp.	2.2
Kirby Corp.	1.9
Marvell Technology, Inc.	1.8
QXO, Inc.	1.8
WESCO International, Inc.	1.7
Dynatrace, Inc.	1.6
API Group Corp.	1.6
HealthEquity, Inc.	1.6
Ameris Bancorp	1.6
Littelfuse, Inc.	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4139 03-26

Semi-Annual Shareholder Report

March 31, 2026

Income Plus Fund

Class A

WSIAX

This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$205,693,313
# of portfolio holdings	449
Portfolio turnover rate	208%
Total advisory fees paid	$185,656

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
GNMA, 5.50%, 4‑21‑2056	8.8
FNMA, 5.00%, 4‑13‑2056	6.6
FNMA, 6.00%, 4‑13‑2056	6.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	3.2
Italy, 2.20%, 2‑28‑2028	2.0
Brazil, 10.00%, 1‑1‑2031	2.0
Spain, 2.60%, 5‑31‑2031	2.0
French Republic, 2.70%, 2‑25‑2031	2.0
FHLMC, 5.50%, 10‑1‑2054	2.0
Colombia TES, 5.75%, 11‑3‑2027	2.0

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.5
AA/Aa	35.6
A/A	12.8
BBB/Baa	19.8
BB/Ba	15.1
B/B	7.0
CCC/Caa and below	2.4
Not rated	1.4
Other	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Table Summary
Agency securities	24.5
Corporate bonds and notes	23.5
Foreign government bonds	17.8
Foreign corporate bonds and notes	10.1
Yankee corporate bonds and notes	7.7
Asset-backed securities	5.6
U.S. Treasury securities	5.0
Yankee government bonds	2.2
Non-agency mortgage-backed securities	2.1
Loans	0.7
Investment companies	0.7
Common stocks	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3365 03-26

Semi-Annual Shareholder Report

March 31, 2026

Income Plus Fund

Institutional Class

WSINX

This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$205,693,313
# of portfolio holdings	449
Portfolio turnover rate	208%
Total advisory fees paid	$185,656

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
GNMA, 5.50%, 4‑21‑2056	8.8
FNMA, 5.00%, 4‑13‑2056	6.6
FNMA, 6.00%, 4‑13‑2056	6.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	3.2
Italy, 2.20%, 2‑28‑2028	2.0
Brazil, 10.00%, 1‑1‑2031	2.0
Spain, 2.60%, 5‑31‑2031	2.0
French Republic, 2.70%, 2‑25‑2031	2.0
FHLMC, 5.50%, 10‑1‑2054	2.0
Colombia TES, 5.75%, 11‑3‑2027	2.0

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.5
AA/Aa	35.6
A/A	12.8
BBB/Baa	19.8
BB/Ba	15.1
B/B	7.0
CCC/Caa and below	2.4
Not rated	1.4
Other	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Table Summary
Agency securities	24.5
Corporate bonds and notes	23.5
Foreign government bonds	17.8
Foreign corporate bonds and notes	10.1
Yankee corporate bonds and notes	7.7
Asset-backed securities	5.6
U.S. Treasury securities	5.0
Yankee government bonds	2.2
Non-agency mortgage-backed securities	2.1
Loans	0.7
Investment companies	0.7
Common stocks	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3173 03-26

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2026

WFAIX

Administrator Class

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0461 03-26

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2026

SFAAX

Class A

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$53	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0458 03-26

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2026

WFALX

Class C

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$90	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0460 03-26

Semi-Annual Shareholder Report

Index Asset Allocation Fund

March 31, 2026

WFATX

Institutional Class

This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

What did the Fund invest in?

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4712 03-26

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2026

WOFDX

Administrator Class

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$45	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3606 03-26

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2026

SOPVX

Class A

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3002 03-26

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2026

WOFRX

Class R6

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4823 03-26

Semi-Annual Shareholder Report

Opportunity Fund

March 31, 2026

WOFNX

Institutional Class

This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4140 03-26

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2026

WFMDX

Administrator Class

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3704 03-26

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2026

WFPAX

Class A

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3323 03-26

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2026

WFPCX

Class C

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3535 03-26

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2026

WFPRX

Class R6

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4662 03-26

Semi-Annual Shareholder Report

Special Mid Cap Value Fund

March 31, 2026

WFMIX

Institutional Class

This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3138 03-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series SP
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Managed Account | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.33%
GNMA%%	5.00%	4-21-2056	$90,000	$89,127
Total agency securities (Cost $88,938)				89,127
Asset-backed securities: 27.99%
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.99	8-18-2042	100,000	99,630
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	250,000	250,479
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	100,000	99,500
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	350,000	350,530
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	200,000	206,121
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.96	10-17-2042	100,000	99,600
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	62,842	62,551
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.06	1-17-2043	205,000	204,666
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	249,458	251,098
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	161,927	162,939
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	185,000	185,016
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	300,000	294,825
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	326,932	294,918
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	73,877	73,366
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.32	1-19-2044	120,000	119,597
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.17	8-15-2028	105,000	105,119
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.17	4-19-2043	100,000	99,941
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	150,000	155,937
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	254,330	255,709
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.59	10-16-2036	250,000	244,821
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	294,302	263,360
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	232,800	233,476
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	189,000	187,849
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	300,000	297,447
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.17	9-15-2036	350,000	352,186
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	299,947	298,182
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	135,000	134,794
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	200,000	200,289
RCKT Mortgage Trust Series 2024-CES2 Class A2144A±±	6.39	4-25-2044	349,530	352,459
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	160,000	162,843
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	182,825	182,020
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.02	11-15-2038	35,221	35,133
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Subway Funding LLC Series 2024-3A Class A2I144A	5.25%	7-30-2054	$143,188	$141,349
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	325,000	318,578
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	182,220	182,325
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	4.81	10-20-2034	350,000	348,693
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	325,000	326,654
Total asset-backed securities (Cost $7,691,040)				7,634,000
Corporate bonds and notes: 23.02%
Basic materials: 1.27%
Chemicals: 1.27%
Chemours Co.144A	5.75	11-15-2028	76,000	75,250
LYB International Finance III LLC	5.13	1-15-2031	65,000	65,079
Syensqo Finance America LLC144A	5.65	6-4-2029	200,000	204,690
				345,019
Communications: 1.60%
Internet: 0.18%
Airbnb, Inc.	4.40	3-16-2029	50,000	49,934
Media: 0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	135,000	139,840
Discovery Communications LLC	3.63	5-15-2030	100,000	92,972
				232,812
Telecommunications: 0.56%
Frontier California, Inc. Series F	6.75	5-15-2027	150,000	153,000
Consumer, cyclical: 1.56%
Airlines: 0.56%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	94,817	93,618
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	59,584	59,497
				153,115
Retail: 0.74%
Advance Auto Parts, Inc.	5.95	3-9-2028	200,000	203,293
Toys/games/hobbies: 0.26%
Mattel, Inc.144A	5.88	12-15-2027	70,000	69,997
Consumer, non-cyclical: 4.61%
Beverages: 0.92%
Maple Parent Holdings Corp.144A	4.75	3-26-2029	250,000	249,960
Commercial services: 0.72%
Global Payments, Inc.	4.88	11-15-2030	200,000	196,408
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.20%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75%	1-15-2029	$55,000	$53,531
Food: 0.37%
Mars, Inc.144A	4.60	3-1-2028	100,000	100,603
Healthcare-products: 0.72%
Thermo Fisher Scientific, Inc.	4.22	2-12-2031	200,000	197,899
Healthcare-services: 1.33%
Centene Corp.	2.63	8-1-2031	175,000	146,325
Molina Healthcare, Inc.144A	4.38	6-15-2028	225,000	217,567
				363,892
Pharmaceuticals: 0.35%
AdaptHealth LLC144A	4.63	8-1-2029	100,000	95,275
Energy: 1.85%
Oil & gas: 0.73%
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	200,000	200,401
Pipelines: 1.12%
Kinetik Holdings LP144A	6.63	12-15-2028	300,000	305,077
Financial: 7.04%
Diversified financial services: 3.16%
Ares Finance Co. II LLC144A	3.25	6-15-2030	35,000	32,789
Capital One Financial Corp. (U.S. SOFR+1.15%)±	4.72	1-30-2032	245,000	241,284
Citadel Finance LLC144A	4.75	2-14-2029	250,000	244,946
Citadel LP144A	6.00	1-23-2030	55,000	56,620
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	100,000	98,918
Takeoff Merger Sub, Inc.144A	4.40	3-24-2028	75,000	74,598
TPG Operating Group II LP	4.88	5-15-2031	80,000	78,462
Western Union Co.	4.75	6-15-2029	35,000	34,688
				862,305
Insurance: 1.82%
Lincoln Financial Global Funding144A	4.63	8-18-2030	225,000	222,640
PartnerRe Finance B LLC	3.70	7-2-2029	115,000	111,790
Protective Life Corp.144A	4.70	1-15-2031	80,000	79,229
SiriusPoint Ltd.	7.00	4-5-2029	80,000	83,487
				497,146
Investment Companies: 1.20%
Apollo Debt Solutions BDC144A	5.70	1-23-2031	70,000	68,287
Ares Capital Corp. BDC	5.10	1-15-2031	65,000	62,497
Ares Capital Corp. BDC	5.88	3-1-2029	55,000	55,390
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Investment Companies(continued)
Blue Owl Capital Corp. BDC	5.95%	3-15-2029		$80,000	$79,038
Golub Capital Private Credit Fund BDC144A	5.60	4-15-2031		65,000	62,028
					327,240
REITs: 0.86%
American Tower Trust #1144A	5.49	3-15-2028		35,000	35,388
Brandywine Operating Partnership LP	8.30	3-15-2028		100,000	101,759
Piedmont Operating Partnership LP	9.25	7-20-2028		35,000	38,219
WEA Finance LLC144A	2.88	1-15-2027		60,000	59,257
					234,623
Industrial: 1.74%
Aerospace/defense: 0.38%
Honeywell Aerospace, Inc.144A	4.00	3-16-2029		105,000	104,020
Engineering & construction: 0.96%
Jacobs Solutions, Inc.	4.75	3-3-2031		70,000	69,020
MasTec, Inc.144A	4.50	8-15-2028		195,000	192,884
					261,904
Miscellaneous manufacturing: 0.40%
Entegris, Inc.144A	4.75	4-15-2029		110,000	108,738
Technology: 2.07%
Computers: 0.15%
Hewlett Packard Enterprise Co.	4.50	3-23-2028		40,000	40,002
Software: 1.92%
Fair Isaac Corp.144A	4.00	6-15-2028		200,000	194,085
Fidelity National Information Services, Inc.	4.45	3-10-2028		55,000	54,846
Salesforce, Inc.	4.50	3-15-2028		275,000	275,071
					524,002
Utilities: 1.28%
Electric: 1.28%
Niagara Mohawk Power Corp.144A	4.65	10-3-2030		125,000	124,500
PacifiCorp	5.10	4-15-2031		120,000	120,304
Vistra Operations Co. LLC144A	5.00	7-31-2027		105,000	104,630
					349,434
Total corporate bonds and notes (Cost $6,301,687)					6,279,630
Foreign corporate bonds and notes: 2.03%
Communications: 0.78%
Media: 0.39%
Ziggo BV	2.88	1-15-2030	EUR	100,000	106,160
Telecommunications: 0.39%
Fibercop SpA	1.63	1-18-2029	EUR	100,000	107,859
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer, cyclical: 0.42%
Leisure time: 0.42%
TUI AG	5.88%	3-15-2029	EUR	100,000	$115,166
Financial: 0.41%
Real estate: 0.41%
Aroundtown SA	3.50	5-13-2030	EUR	100,000	110,695
Industrial: 0.42%
Building materials: 0.42%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	100,000	113,158
Total foreign corporate bonds and notes (Cost $562,296)					553,038
Foreign government bonds: 5.30%
Australia: 0.62%
Australia	2.25	5-21-2028	AUD	100,000	65,639
Australia	2.75	11-21-2027	AUD	100,000	66,923
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	55,000	35,933
					168,495
Belgium: 0.23%
Kingdom of Belgium144A	1.00	6-22-2031	EUR	60,000	62,559
Brazil: 0.49%
Brazil	10.00	1-1-2031	BRL	800,000	134,950
Chile: 0.11%
Republic of Chile144A	4.70	9-1-2030	CLP	30,000,000	31,586
Colombia: 0.50%
Colombia TES	5.75	11-3-2027	COP	560,000,000	135,329
Czech Republic: 0.23%
Czech Republic	5.00	9-30-2030	CZK	1,330,000	64,039
France: 0.48%
French Republic144A	2.70	2-25-2031	EUR	115,000	130,251
Germany: 0.25%
Bundesobligation	2.50	4-16-2031	EUR	60,000	68,588
Italy: 0.50%
Italy	2.20	2-28-2028	EUR	120,000	136,982
Mexico: 0.25%
Mexico	8.50	2-28-2030	MXN	1,215,000	67,318
South Africa: 0.23%
Republic of South Africa	8.00	1-31-2030	ZAR	1,060,000	61,955
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Spain: 0.52%
Spain	2.60%	5-31-2031	EUR	125,000	$141,712
Sweden: 0.24%
Sweden	0.13	5-12-2031	SEK	700,000	65,303
United Kingdom: 0.65%
U.K. Gilts	4.13	3-7-2031	GBP	35,000	45,611
U.K. Gilts	4.38	3-7-2028	GBP	25,000	33,064
U.K. Gilts	4.38	3-7-2030	GBP	75,000	99,090
					177,765
Total foreign government bonds (Cost $1,472,028)					1,446,832
Non-agency mortgage-backed securities: 18.39%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069		$271,069	272,050
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063		313,299	312,088
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.31	2-15-2041		350,000	349,122
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.87	12-15-2042		100,000	99,750
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057		294,705	283,135
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075		229,325	222,035
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067		315,120	314,041
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061		309,128	301,774
HAVN Trust Series 2025-MOB Class B (U.S. SOFR 1 Month+2.40%)144A±	6.07	10-15-2035		125,000	123,949
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056		99,500	99,187
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016- C30 Class B±±	3.31	9-15-2049		270,000	253,218
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032		270,000	249,857
New Residential Mortgage Loan Trust Series 2019-RPL3 Class A1144A±±	2.75	7-25-2059		105,354	102,081
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059		35,447	34,021
OBX Trust Series 2020-EXP1 Class 2A1 (U.S. SOFR 1 Month+0.86%)144A±	4.54	2-25-2060		247,538	243,347
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062		206,735	206,029
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.74	1-15-2036		330,368	317,979
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057		130,978	130,398
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044		250,944	251,938
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.47	2-15-2041		135,000	134,241
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56%	2-25-2050	$273,147	$262,553
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.76	2-15-2042	460,000	452,813
Total non-agency mortgage-backed securities (Cost $5,034,597)				5,015,606
U.S. Treasury securities: 11.77%
U.S. Treasury Notes	3.50	2-15-2029	1,720,000	1,705,084
U.S. Treasury Notes	3.50	3-15-2029	325,000	322,131
U.S. Treasury Notes	3.50	2-28-2031	200,000	196,125
U.S. Treasury Notes	3.63	8-31-2027	725,000	722,848
U.S. Treasury Notes	3.75	1-31-2031	267,000	264,726
Total U.S. Treasury securities (Cost $3,231,249)				3,210,914
Yankee corporate bonds and notes: 4.55%
Communications: 0.20%
Media: 0.20%
Videotron Ltd.144A	3.63	6-15-2029	55,000	53,233
Consumer, cyclical: 0.22%
Apparel: 0.13%
Gildan Activewear, Inc.144A	4.70	10-7-2030	35,000	34,631
Leisure time: 0.09%
Carnival Corp.144A	7.00	8-15-2029	25,000	25,934
Consumer, non-cyclical: 0.75%
Pharmaceuticals: 0.75%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	200,000	204,982
Financial: 1.58%
Banks: 0.47%
Bank of Montreal Series J (U.S. SOFR+0.97%)±	4.44	1-14-2032	130,000	127,996
Diversified financial services: 1.11%
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	35,000	35,863
Brookfield Asset Management Ltd.	4.65	11-15-2030	270,000	267,604
				303,467
Government securities: 0.73%
Multi-national: 0.73%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	198,775
Industrial: 0.41%
Electronics: 0.41%
Flex Ltd.	4.88	6-15-2029	110,000	110,424
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.66%
Electric: 0.66%
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75%	6-15-2076	$180,000	$180,257
Total yankee corporate bonds and notes (Cost $1,245,259)				1,239,699
Yankee government bonds: 2.16%
Israel: 0.72%
Israel	4.50	1-13-2031	200,000	195,808
Mexico: 0.72%
Mexico	4.75	3-22-2031	200,000	195,100
Saudi Arabia: 0.72%
Saudi Arabia144A	4.13	1-12-2029	200,000	196,943
Total yankee government bonds (Cost $598,171)				587,851

		Yield	Shares
Short-term investments: 3.97%
Investment companies: 3.97%
Allspring Government Money Market Fund Select Class♠∞##		3.60	1,082,883	1,082,883
Total short-term investments (Cost $1,082,883)				1,082,883
Total investments in securities (Cost $27,308,148)	99.51%			27,139,580
Other assets and liabilities, net	0.49			134,367
Total net assets	100.00%			$27,273,947

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SEK	Sweden krona
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—March 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$749,683	$8,807,571	$(8,474,371)	$0	$0	$1,082,883	1,082,883	$9,251
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,278,761	EUR	1,100,000	Goldman Sachs International	4-9-2026	$6,911	$0
USD	137,921	EUR	119,000	Morgan Stanley, Inc.	4-9-2026	329	0
EUR	258,000	USD	298,721	Morgan Stanley, Inc.	4-9-2026	0	(414)
USD	147,281	COP	546,000,000	Morgan Stanley, Inc.	4-13-2026	0	(1,077)
USD	64,560	ZAR	1,090,000	Bank of New York Mellon Corp.	4-20-2026	231	0
USD	68,719	SGD	88,000	Bank of New York Mellon Corp.	4-23-2026	171	0
SGD	88,000	USD	68,927	State Street Bank & Trust Co.	4-23-2026	0	(379)
USD	56,797	BRL	300,000	State Street Bank & Trust Co.	5-11-2026	0	(681)
USD	13,508	BRL	71,000	State Street Bank & Trust Co.	5-11-2026	0	(95)
USD	167,003	AUD	238,000	Bank of New York Mellon Corp.	5-18-2026	2,894	0
USD	33,253	CLP	30,185,000	Bank of New York Mellon Corp.	5-18-2026	643	0
USD	176,107	GBP	129,000	Bank of New York Mellon Corp.	5-18-2026	5,377	0
GBP	17,500	USD	23,429	Morgan Stanley, Inc.	5-18-2026	0	(268)
USD	32,140	GBP	24,000	Bank of New York Mellon Corp.	5-18-2026	376	0
USD	66,150	SEK	620,000	Bank of New York Mellon Corp.	6-18-2026	403	0
USD	65,357	CZK	1,390,000	Goldman Sachs International	6-30-2026	0	(169)
USD	132,564	MXN	2,413,000	Bank of New York Mellon Corp.	6-30-2026	0	(1,088)
						$17,335	$(4,171)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	95	6-30-2026	$19,856,113	$19,707,305	$0	$(148,808)
Short
5-Year Euro-BOBL Futures	(3)	6-8-2026	(406,392)	(400,260)	6,132	0
5-Year U.S. Treasury Notes	(128)	6-30-2026	(14,037,583)	(13,847,000)	190,583	0
					$196,715	$(148,808)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	118,800	$7,122	$7,345	$0	$(223)
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $26,225,265)	$26,056,697
Investments in affiliated securities, at value (cost $1,082,883)	1,082,883
Cash	10
Cash at broker segregated for futures contracts	185,000
Segregated cash for swap contracts	8,653
Foreign currency, at value (cost $2)	2
Receivable for investments sold	327,047
Receivable for interest	172,826
Unrealized gains on forward foreign currency contracts	17,335
Receivable for daily variation margin on open futures contracts	7,422
Receivable from manager	3,167
Receivable for daily variation margin on centrally cleared swap contracts	1,005
Prepaid expenses and other assets	23
Total assets	27,862,070
Liabilities
Payable for investments purchased	565,642
Payable for daily variation margin on open futures contracts	18,277
Unrealized losses on forward foreign currency contracts	4,171
Accrued expenses and other liabilities	33
Total liabilities	588,123
Total net assets	$27,273,947
Net assets consist of
Paid-in capital	$27,399,439
Total distributable loss	(125,492)
Total net assets	$27,273,947
Computation of net asset value per share
Net assets	$27,273,947
Shares outstanding[1]	1,369,854
Net asset value per share	$19.91
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $268)	$667,788
Income from affiliated securities	9,251
Total investment income	677,039
Expenses
Custody and accounting fees	5,055
Professional fees	9,129
Registration fees	7,492
Shareholder report expenses	9,967
Trustees’ fees and expenses	4,523
Other fees and expenses	7,452
Total expenses	43,618
Less: Fee waivers and/or expense reimbursements
Fund-level	(43,618)
Net expenses	0
Net investment income	677,039
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $330)	141,001
Foreign currency and foreign currency translations	(9,748)
Forward foreign currency contracts	16,312
Futures contracts	(37,026)
Swap contracts	1,119
Net realized gains on investments	111,658
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $20)	(377,199)
Foreign currency and foreign currency translations	14
Forward foreign currency contracts	(390)
Futures contracts	23,900
Swap contracts	(1,499)
Net change in unrealized gains (losses) on investments	(355,174)
Net realized and unrealized gains (losses) on investments	(243,516)
Net increase in net assets resulting from operations	$433,523
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025[1]
Operations
Net investment income		$677,039		$1,114,811
Net realized gains (losses) on investments		111,658		(178,095)
Net change in unrealized gains (losses) on investments		(355,174)		247,382
Net increase in net assets resulting from operations		433,523		1,184,098
Distributions to shareholders from
Net investment income and net realized gains		(718,076)		(1,025,037)
Capital share transactions	Shares		Shares
Proceeds from shares sold	708	14,200	1,283,769	25,675,419
Reinvestment of distributions	35,150	704,342	50,227	1,005,478
Net increase in net assets resulting from capital share transactions		718,542		26,680,897
Total increase in net assets		433,989		26,839,958
Net assets
Beginning of period		26,839,958		0
End of period		$27,273,947		$26,839,958
1 For the period from December 10, 2024 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
		2025[1]
Net asset value, beginning of period	$20.12	$20.00
Net investment income	0.50 [2]	0.85 [2]
Net realized and unrealized gains (losses) on investments	(0.18)	0.06
Total from investment operations	0.32	0.91
Distributions to shareholders from
Net investment income	(0.51)	(0.79)
Net realized gains	(0.02)	0.00
Total distributions to shareholders	(0.53)	(0.79)
Net asset value, end of period	$19.91	$20.12
Total return[3]	1.61%	4.62%
Ratios to average net assets (annualized)
Gross expenses	0.32%	0.51%
Net expenses	0.00%[4]	0.00%[4]
Net investment income	5.00%	5.27%
Supplemental data
Portfolio turnover rate	89%	131%
Net assets, end of period (000s omitted)	$27,274	$26,840

[1]	For the period from December 10, 2024 (commencement of operations) to September 30, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series SP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in debt securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a
Allspring Managed Account | 15

Notes to financial statements (unaudited)
when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
16 | Allspring Managed Account

Notes to financial statements (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $27,501,843 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$267,280
Gross unrealized losses	(568,695)
Net unrealized losses	$(301,415)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 17

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$89,127	$0	$89,127
Asset-backed securities	0	7,634,000	0	7,634,000
Corporate bonds and notes	0	6,279,630	0	6,279,630
Foreign corporate bonds and notes	0	553,038	0	553,038
Foreign government bonds	0	1,446,832	0	1,446,832
Non-agency mortgage-backed securities	0	5,015,606	0	5,015,606
U.S. Treasury securities	3,210,914	0	0	3,210,914
Yankee corporate bonds and notes	0	1,239,699	0	1,239,699
Yankee government bonds	0	587,851	0	587,851
Short-term investments
Investment companies	1,082,883	0	0	1,082,883
	4,293,797	22,845,783	0	27,139,580
Forward foreign currency contracts	0	17,335	0	17,335
Futures contracts	196,715	0	0	196,715
Total assets	$4,490,512	$22,863,118	$0	$27,353,630
Liabilities
Forward foreign currency contracts	$0	$4,171	$0	$4,171
Futures contracts	148,808	0	0	148,808
Swap contracts	0	223	0	223
Total liabilities	$148,808	$4,394	$0	$153,202
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the six months ended March 31, 2026.
18 | Allspring Managed Account

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$11,516,044	$12,198,120	$14,326,407	$9,524,439
6.DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the six months ended March 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$268,055
Average contract amounts to sell	2,573,584
Futures contracts
Average notional balance on long futures	$18,814,241
Average notional balance on short futures	14,196,223
Swap contracts
Average notional balance	$119,486
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$17,335	$17,335
Futures contracts	196,715 *	0	0	196,715
	$196,715	$0	$17,335	$214,050
Liability derivatives
Forward foreign currency contracts	$0	$0	$4,171	$4,171
Futures contracts	148,808 *	0	0	148,808
Swap contracts	0	223 *	0	223
	$148,808	$223	$4,171	$153,202

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of March 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$16,312	$16,312
Futures contracts	(37,026)	0	0	(37,026)
Swap contracts	0	1,119	0	1,119
	$(37,026)	$1,119	$16,312	$(19,595)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(390)	$(390)
Futures contracts	23,900	0	0	23,900
Swap contracts	0	(1,499)	0	(1,499)
	$23,900	$(1,499)	$(390)	$22,011
Allspring Managed Account | 19

Notes to financial statements (unaudited)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$10,095	$(1,088)	$0	$9,007
Goldman Sachs International	6,911	(169)	0	6,742
Morgan Stanley, Inc.	329	(329)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$1,088	$(1,088)	$0	$0
Goldman Sachs International	169	(169)	0	0
Morgan Stanley, Inc.	1,759	(329)	0	1,430
State Street Bank & Trust Co.	1,155	0	0	1,155

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2026, Allspring Funds Management or one of its affiliates owned 98% of the Fund.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the
20 | Allspring Managed Account

Notes to financial statements (unaudited)
Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 23

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4906 03-26

Allspring Diversified Capital Builder Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 86.79%
Energy: 17.81%
Energy equipment & services: 5.17%
Baker Hughes Co. Class A	800,000	$48,840,000
SLB Ltd.	1,000,000	51,390,000
		100,230,000
Oil, gas & consumable fuels: 12.64%
Antero Resources Corp.†	200,000	8,488,000
Cheniere Energy, Inc.	195,000	55,333,200
Devon Energy Corp.	700,000	35,224,000
EOG Resources, Inc.	200,000	28,914,000
EQT Corp.	330,000	21,001,200
ONEOK, Inc.	390,000	35,252,100
Targa Resources Corp.	220,000	55,160,600
Williams Cos., Inc.	75,000	5,458,500
		244,831,600
Financials: 1.45%
Banks: 1.45%
PNC Financial Services Group, Inc.	135,000	28,092,150
Health care: 6.78%
Biotechnology: 1.41%
AbbVie, Inc.	65,000	14,136,850
Neurocrine Biosciences, Inc.†	100,000	13,174,000
		27,310,850
Health care equipment & supplies: 1.56%
Boston Scientific Corp.†	480,000	30,120,000
Health care providers & services: 2.07%
Cardinal Health, Inc.	55,000	11,622,050
McKesson Corp.	33,000	28,556,880
		40,178,930
Life sciences tools & services: 0.35%
IQVIA Holdings, Inc.†	40,000	6,821,600
Pharmaceuticals: 1.39%
Eli Lilly & Co.	3,000	2,759,310
Merck & Co., Inc.	200,000	24,058,000
		26,817,310
Industrials: 24.89%
Aerospace & defense: 6.67%
ATI, Inc.†	270,000	39,274,200
Curtiss-Wright Corp.	93,000	63,344,160
The accompanying notes are an integral part of these financial statements.
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Aerospace & defense(continued)
General Electric Co.	60,000	$17,026,200
HEICO Corp.	35,000	9,597,000
		129,241,560
Commercial services & supplies: 2.12%
Cintas Corp.	90,000	15,222,600
Clean Harbors, Inc.†	90,000	25,805,700
		41,028,300
Electrical equipment: 7.80%
AMETEK, Inc.	145,000	31,082,200
Eaton Corp. PLC	98,000	35,051,660
Emerson Electric Co.	315,000	41,271,300
Regal Rexnord Corp.	59,000	11,048,340
Vertiv Holdings Co. Class A	130,000	32,575,400
		151,028,900
Machinery: 6.05%
Crane Co.	90,000	15,390,000
Flowserve Corp.	355,000	26,096,050
ITT, Inc.	110,000	20,958,300
Oshkosh Corp.	20,000	2,944,200
Parker-Hannifin Corp.	17,000	15,219,080
Timken Co.	190,000	19,108,300
Westinghouse Air Brake Technologies Corp.	70,000	17,493,700
		117,209,630
Professional services: 2.25%
Leidos Holdings, Inc.	280,000	43,545,600
Information technology: 29.40%
Electronic equipment, instruments & components: 8.39%
Amphenol Corp. Class A	550,000	69,492,500
Jabil, Inc.	145,000	38,516,350
Teledyne Technologies, Inc.†	90,000	54,450,900
		162,459,750
IT services: 2.00%
International Business Machines Corp.	160,000	38,782,400
Semiconductors & semiconductor equipment: 15.80%
Advanced Micro Devices, Inc.†	360,000	73,234,800
Broadcom, Inc.	155,000	47,974,050
Marvell Technology, Inc.	585,000	57,944,250
Micron Technology, Inc.	270,000	91,216,800
NVIDIA Corp.	205,000	35,752,000
		306,121,900
Software: 3.21%
Adobe, Inc.†	25,000	6,077,000
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Software(continued)
Autodesk, Inc.†	5,000	$1,197,000
Microsoft Corp.	105,000	38,867,850
Synopsys, Inc.†	40,295	15,976,162
		62,118,012
Materials: 0.63%
Chemicals: 0.63%
Westlake Corp.	105,000	12,266,100
Real estate: 0.11%
Specialized REITs: 0.11%
Iron Mountain, Inc.	20,000	2,042,800
Utilities: 5.72%
Electric utilities: 1.49%
American Electric Power Co., Inc.	10,000	1,310,800
NRG Energy, Inc.	160,000	23,382,400
PPL Corp.	110,000	4,202,000
		28,895,200
Gas utilities: 0.72%
Atmos Energy Corp.	75,000	13,854,000
Independent power and renewable electricity producers: 2.13%
Vistra Corp.	275,000	41,340,750
Multi-utilities: 1.38%
CenterPoint Energy, Inc.	70,000	3,021,200
CMS Energy Corp.	140,000	10,861,200
DTE Energy Co.	75,000	10,966,500
NiSource, Inc.	40,000	1,866,400
		26,715,300
Total common stocks (Cost $1,014,225,194)		1,681,052,642

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 12.44%
Basic materials: 0.76%
Iron/steel: 0.76%
Cleveland-Cliffs, Inc.144A	6.75%	4-15-2030	$15,000,000	14,624,901
Consumer, cyclical: 0.39%
Retail: 0.39%
Genuine Parts Co.	6.88	11-1-2033	7,000,000	7,562,173
Consumer, non-cyclical: 2.98%
Commercial services: 0.44%
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,581,013
The accompanying notes are an integral part of these financial statements.
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.71%
Post Holdings, Inc.144A	4.50%	9-15-2031	$8,435,000	$7,842,959
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,041,356
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	1,970,285
				13,854,600
Healthcare-services: 1.46%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,558,695
DaVita, Inc.144A	4.63	6-1-2030	7,550,000	7,259,440
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,309,252
IQVIA, Inc.144A	6.25	6-1-2032	7,000,000	7,108,437
				28,235,824
Household products/wares: 0.37%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,785,528
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,351,324
				7,136,852
Financial: 1.25%
REITs: 1.25%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,597,180
Iron Mountain, Inc.144A	6.25	1-15-2033	5,000,000	4,984,012
SBA Communications Corp.	3.13	2-1-2029	8,000,000	7,580,566
				24,161,758
Industrial: 4.24%
Aerospace/defense: 1.02%
ATI, Inc.	7.25	8-15-2030	6,532,000	6,773,482
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,842,716
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,079,480
				19,695,678
Electrical components & equipment: 0.67%
WESCO Distribution, Inc.144A	6.38	3-15-2033	12,716,000	12,954,578
Electronics: 0.44%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,537,593
Engineering & construction: 0.48%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,428,262
Environmental control: 0.80%
Clean Harbors, Inc.144A	6.38	2-1-2031	14,000,000	14,218,059
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,297,458
				15,515,517
Machinery-diversified: 0.58%
ESAB Corp.144A	6.25	4-15-2029	11,015,000	11,179,112
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.25%
Ball Corp.	2.88%	8-15-2030	$2,000,000	$1,820,354
Sealed Air Corp.144A	5.00	4-15-2029	3,000,000	3,022,500
				4,842,854
Technology: 0.55%
Semiconductors: 0.55%
Synaptics, Inc.144A	4.00	6-15-2029	11,185,000	10,591,214
Utilities: 2.27%
Electric: 2.27%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	990,057
NRG Energy, Inc.144A	6.00	1-15-2036	10,000,000	9,909,071
NRG Energy, Inc.144A	6.25	11-1-2034	14,000,000	14,111,611
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,716,478
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,332,371
				44,059,588
Total corporate bonds and notes (Cost $245,179,944)				240,961,517
Yankee corporate bonds and notes: 0.50%
Basic materials: 0.17%
Chemicals: 0.17%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,260,162
Industrial: 0.09%
Electronics: 0.09%
Sensata Technologies BV144A	4.00	4-15-2029	1,779,000	1,716,663
Technology: 0.24%
Computers: 0.24%
Seagate Data Storage Technology Pte. Ltd.144A	3.13	7-15-2029	1,500,000	1,340,820
Seagate Data Storage Technology Pte. Ltd.144A	4.09	6-1-2029	3,488,000	3,375,839
				4,716,659
Total yankee corporate bonds and notes (Cost $9,890,189)				9,693,484

		Yield	Shares
Short-term investments: 0.29%
Investment companies: 0.29%
Allspring Government Money Market Fund Select Class♠∞		3.60	5,621,163	5,621,163
Total short-term investments (Cost $5,621,163)				5,621,163
Total investments in securities (Cost $1,274,916,490)	100.02%			1,937,328,806
Other assets and liabilities, net	(0.02)			(396,742)
Total net assets	100.00%			$1,936,932,064

The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,477,966	$208,079,441	$(223,936,244)	$0	$0	$5,621,163	5,621,163	$130,960
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 7

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,269,295,327)	$1,931,707,643
Investments in affiliated securities, at value (cost $5,621,163)	5,621,163
Cash	47
Receivable for dividends and interest	4,884,452
Receivable for Fund shares sold	2,090,064
Prepaid expenses and other assets	87,743
Total assets	1,944,391,112
Liabilities
Payable for investments purchased	4,638,206
Payable for Fund shares redeemed	1,177,172
Management fee payable	978,756
Administration fees payable	283,482
Shareholder servicing fees payable	239,985
Distribution fee payable	86,271
Accrued expenses and other liabilities	55,176
Total liabilities	7,459,048
Total net assets	$1,936,932,064
Net assets consist of
Paid-in capital	$1,162,452,571
Total distributable earnings	774,479,493
Total net assets	$1,936,932,064
Computation of net asset value and offering price per share
Net assets–Class A	$978,822,104
Shares outstanding–Class A1	60,230,108
Net asset value per share–Class A	$16.25
Maximum offering price per share – Class A2	$17.24
Net assets–Class C	$133,098,993
Shares outstanding–Class C1	8,275,480
Net asset value per share–Class C	$16.08
Net assets–Institutional Class	$825,010,967
Shares outstanding–Institutional Class[1]	51,319,352
Net asset value per share–Institutional Class	$16.08
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Capital Builder Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends	$8,048,592
Interest	6,905,969
Income from affiliated securities	130,960
Total investment income	15,085,521
Expenses
Management fee	5,331,813
Administration fees
Class A	944,502
Class C	130,277
Institutional Class	473,247
Shareholder servicing fees
Class A	1,180,627
Class C	162,828
Distribution fee
Class C	488,273
Custody and accounting fees	25,481
Professional fees	27,542
Registration fees	64,488
Shareholder report expenses	43,088
Trustees’ fees and expenses	9,969
Other fees and expenses	16,962
Total expenses	8,899,097
Less: Fee waivers and/or expense reimbursements
Class A	(17,887)
Class C	(3)
Institutional Class	(27)
Net expenses	8,881,180
Net investment income	6,204,341
Realized and unrealized gains (losses) on investments
Net realized gains on investments	112,061,145
Net change in unrealized gains (losses) on investments	116,145,637
Net realized and unrealized gains (losses) on investments	228,206,782
Net increase in net assets resulting from operations	$234,411,123
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment income		$6,204,341		$11,556,958
Net realized gains on investments		112,061,145		150,266,000
Net change in unrealized gains (losses) on investments		116,145,637		66,638,054
Net increase in net assets resulting from operations		234,411,123		228,461,012
Distributions to shareholders from
Net investment income and net realized gains
Class A		(78,761,230)		(41,879,141)
Class C		(10,518,968)		(6,380,859)
Administrator Class		N/A		(500,204)[1]
Institutional Class		(60,591,333)		(36,223,822)
Total distributions to shareholders		(149,871,531)		(84,984,026)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,012,285	48,723,372	4,630,450	64,790,355
Class C	875,617	13,971,360	1,453,056	20,153,379
Administrator Class	N/A	N/A	94,984 [1]	1,343,707 [1]
Institutional Class	9,634,612	155,209,420	9,480,787	132,159,812
		217,904,152		218,447,253
Reinvestment of distributions
Class A	5,039,180	75,380,701	2,859,648	39,980,434
Class C	687,365	10,145,567	448,321	6,200,546
Administrator Class	N/A	N/A	35,710 [1]	498,332 [1]
Institutional Class	3,723,219	55,212,700	2,351,146	32,569,052
		140,738,968		79,248,364
Payment for shares redeemed
Class A	(4,082,632)	(65,768,736)	(7,030,058)	(97,760,160)
Class C	(1,324,422)	(21,150,937)	(3,817,533)	(52,273,426)
Administrator Class	N/A	N/A	(219,313)[1]	(2,988,304)[1]
Institutional Class	(3,686,608)	(58,600,772)	(15,885,460)	(205,548,777)
		(145,520,445)		(358,570,667)
Share conversions
Administrator Class	N/A	N/A	(600,576)[2]	(9,173,265)[2]
Institutional Class	0	0	606,713 [2]	9,173,265 [2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		213,122,675		(60,875,050)
Total increase in net assets		297,662,267		82,601,936
Net assets
Beginning of period		1,639,269,797		1,556,667,861
End of period		$1,936,932,064		$1,639,269,797
1 For the period from October 1, 2024 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Capital Builder Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.54	$14.02	$11.01	$10.29	$12.64	$10.88
Net investment income	0.05 [1]	0.10 [1]	0.07 [1]	0.11	0.10 [1]	0.09
Net realized and unrealized gains (losses) on investments	2.07	2.17	3.63	1.89	(1.50)	1.87
Total from investment operations	2.12	2.27	3.70	2.00	(1.40)	1.96
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.07)	(0.11)	(0.10)	(0.10)
Net realized gains	(1.36)	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)
Total distributions to shareholders	(1.41)	(0.75)	(0.69)	(1.28)	(0.95)	(0.20)
Net asset value, end of period	$16.25	$15.54	$14.02	$11.01	$10.29	$12.64
Total return[2]	14.42%	16.81%	35.05%	20.16%	(12.45)%	18.18%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.08%	1.08%	1.11%	1.11%	1.11%
Net expenses	1.06%	1.07%	1.07%	1.11%	1.10%	1.11%
Net investment income	0.61%	0.69%	0.57%	0.99%	0.77%	0.76%
Supplemental data
Portfolio turnover rate	15%	20%	30%	38%	19%	28%
Net assets, end of period (000s omitted)	$978,822	$874,484	$782,252	$583,064	$534,863	$657,696

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.41	$13.91	$10.96	$10.24	$12.58	$10.86
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.02)[1]	0.02	0.00 [1,2]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	2.04	2.16	3.59	1.89	(1.48)	1.86
Total from investment operations	2.03	2.15	3.57	1.91	(1.48)	1.86
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	0.00	(0.02)	(0.01)	(0.04)
Net realized gains	(1.36)	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)
Total distributions to shareholders	(1.36)	(0.65)	(0.62)	(1.19)	(0.86)	(0.14)
Net asset value, end of period	$16.08	$15.41	$13.91	$10.96	$10.24	$12.58
Total return[4]	13.93%	16.03%	33.96%	19.36%	(13.12)%	17.25%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.83%	1.83%	1.86%	1.85%	1.86%
Net expenses	1.81%	1.83%	1.83%	1.86%	1.85%	1.86%
Net investment income (loss)	(0.14)%	(0.08)%	(0.18)%	0.24%	0.02%	0.01%
Supplemental data
Portfolio turnover rate	15%	20%	30%	38%	19%	28%
Net assets, end of period (000s omitted)	$133,099	$123,829	$138,491	$106,152	$100,367	$127,209

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Capital Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.39	$13.89	$10.91	$10.20	$12.54	$10.79
Net investment income	0.07 [1]	0.14 [1]	0.11 [1]	0.14	0.13 [1]	0.13
Net realized and unrealized gains (losses) on investments	2.05	2.15	3.60	1.88	(1.48)	1.86
Total from investment operations	2.12	2.29	3.71	2.02	(1.35)	1.99
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.11)	(0.14)	(0.14)	(0.14)
Net realized gains	(1.36)	(0.65)	(0.62)	(1.17)	(0.85)	(0.10)
Total distributions to shareholders	(1.43)	(0.79)	(0.73)	(1.31)	(0.99)	(0.24)
Net asset value, end of period	$16.08	$15.39	$13.89	$10.91	$10.20	$12.54
Total return[2]	14.61%	17.20%	35.50%	20.62%	(12.19)%	18.51%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.76%	0.76%	0.78%	0.78%	0.78%
Net expenses	0.74%	0.76%	0.76%	0.78%	0.77%	0.78%
Net investment income	0.93%	1.00%	0.89%	1.32%	1.10%	1.09%
Supplemental data
Portfolio turnover rate	15%	20%	30%	38%	19%	28%
Net assets, end of period (000s omitted)	$825,011	$640,957	$626,256	$330,452	$290,545	$358,519

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
14 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $1,274,981,720 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$700,976,248
Gross unrealized losses	(38,629,162)
Net unrealized gains	$662,347,086
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Capital Builder Fund | 15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$345,061,600	$0	$0	$345,061,600
Financials	28,092,150	0	0	28,092,150
Health care	131,248,690	0	0	131,248,690
Industrials	482,053,990	0	0	482,053,990
Information technology	569,482,062	0	0	569,482,062
Materials	12,266,100	0	0	12,266,100
Real estate	2,042,800	0	0	2,042,800
Utilities	110,805,250	0	0	110,805,250
Corporate bonds and notes	0	240,961,517	0	240,961,517
Yankee corporate bonds and notes	0	9,693,484	0	9,693,484
Short-term investments
Investment companies	5,621,163	0	0	5,621,163
Total assets	$1,686,673,805	$250,655,001	$0	$1,937,328,806
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.11%
Class C	1.86
Institutional Class	0.78
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $31,315 from the sale of Class A shares and $5,799 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $345,373,319 and $266,151,870, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
Allspring Diversified Capital Builder Fund | 17

Notes to financial statements (unaudited)
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology and industrials sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Diversified Capital Builder Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Diversified Capital Builder Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Diversified Capital Builder Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4324 03-26

Allspring Diversified Income Builder Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Diversified Income Builder Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.08%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$380,000	$386,210
Total asset-backed securities (Cost $380,000)				386,210

	Shares
Common stocks: 25.80%
Communication services: 1.80%
Diversified telecommunication services: 0.32%
AT&T, Inc.	57,185	1,657,793
Interactive media & services: 1.20%
Alphabet, Inc. Class A	15,430	4,437,051
Meta Platforms, Inc. Class A	3,020	1,727,832
		6,164,883
Media: 0.28%
Publicis Groupe SA	17,415	1,441,431
Consumer discretionary: 2.61%
Automobiles: 0.80%
General Motors Co.	21,702	1,616,799
Mercedes-Benz Group AG	18,879	1,160,358
Tesla, Inc.†	3,584	1,332,352
		4,109,509
Broadline retail: 0.53%
Amazon.com, Inc.†	13,002	2,708,134
Hotels, restaurants & leisure: 0.35%
Booking Holdings, Inc.	428	1,802,017
Household durables: 0.49%
Haier Smart Home Co. Ltd. Class H	351,200	940,847
Sony Group Corp.	75,900	1,581,963
		2,522,810
Specialty retail: 0.44%
Gap, Inc.	40,679	984,432
Sanrio Co. Ltd.	204,500	1,271,427
		2,255,859
Consumer staples: 1.14%
Consumer staples distribution & retail: 0.95%
Dollar General Corp.	8,754	1,039,363
Target Corp.	9,037	1,095,284
U.S. Foods Holding Corp.†	14,670	1,352,721
Walmart, Inc.	11,401	1,416,916
		4,904,284
The accompanying notes are an integral part of these financial statements.
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Food products: 0.19%
Cal-Maine Foods, Inc.	12,301	$973,624
Energy: 0.88%
Independent power and renewable electricity producers: 0.18%
Enviva, Inc. (Acquired 12-06-2024, cost $281,101)‡†˃	51,516	927,288
Oil, gas & consumable fuels: 0.70%
APA Corp.	51,724	2,195,167
Sunococorp LLC	22,347	1,377,692
		3,572,859
Financials: 5.40%
Banks: 2.81%
Banco Bilbao Vizcaya Argentaria SA	91,034	1,966,294
Barclays PLC	248,893	1,302,578
China Construction Bank Corp. Class H	1,509,000	1,628,533
Citigroup, Inc.	21,503	2,438,655
Citizens Financial Group, Inc.	25,964	1,557,061
DBS Group Holdings Ltd.	41,600	1,851,205
ING Groep NV	55,766	1,447,500
Svenska Handelsbanken AB Class A	91,847	1,210,885
UniCredit SpA	14,098	1,011,444
		14,414,155
Capital markets: 0.76%
3i Group PLC	29,948	976,035
Plus500 Ltd.	27,535	1,491,292
Virtu Financial, Inc. Class A	32,721	1,439,070
		3,906,397
Insurance: 1.83%
Aegon Ltd.	176,269	1,289,095
BB Seguridade Participacoes SA	272,511	1,831,348
Ping An Insurance Group Co. of China Ltd. Class H	177,000	1,360,990
Power Corp. of Canada	43,003	2,070,240
Sompo Holdings, Inc.	72,700	2,830,083
		9,381,756
Health care: 2.23%
Biotechnology: 0.73%
Gilead Sciences, Inc.	15,356	2,140,166
Regeneron Pharmaceuticals, Inc.	2,046	1,580,821
		3,720,987
Health care providers & services: 0.06%
Modivcare Topco LLC†	59,005	324,528
Pharmaceuticals: 1.44%
Bristol-Myers Squibb Co.	31,882	1,933,643
Eli Lilly & Co.	1,996	1,835,861
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Merck & Co., Inc.	16,536	$1,989,115
Pfizer, Inc.	57,758	1,621,845
		7,380,464
Industrials: 1.99%
Aerospace & defense: 0.29%
Carpenter Technology Corp.	3,764	1,483,580
Construction & engineering: 0.68%
Bouygues SA	38,804	2,248,952
Valmont Industries, Inc.	3,150	1,258,646
		3,507,598
Electrical equipment: 0.26%
nVent Electric PLC	11,236	1,328,994
Industrial conglomerates: 0.23%
Siemens AG	4,780	1,164,571
Professional services: 0.26%
Recruit Holdings Co. Ltd.	30,200	1,315,812
Trading companies & distributors: 0.27%
Ferguson Enterprises, Inc.	6,003	1,400,260
Information technology: 7.17%
Communications equipment: 0.31%
Arista Networks, Inc.†	12,832	1,575,513
Electronic equipment, instruments & components: 0.51%
Amphenol Corp. Class A	8,351	1,055,149
TD SYNNEX Corp.	9,171	1,547,239
		2,602,388
IT services: 0.51%
International Business Machines Corp.	6,925	1,678,551
Okta, Inc.†	11,903	936,885
		2,615,436
Semiconductors & semiconductor equipment: 2.70%
Broadcom, Inc.	8,842	2,736,687
KLA Corp.	997	1,467,993
NVIDIA Corp.	35,087	6,119,173
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,455	3,533,267
		13,857,120
Software: 1.41%
Atlassian Corp. Class A†	16,921	1,154,858
Microsoft Corp.	9,960	3,686,893
The accompanying notes are an integral part of these financial statements.
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Software(continued)
Pegasystems, Inc.	28,415	$1,209,343
SAP SE	7,099	1,210,256
		7,261,350
Technology hardware, storage & peripherals: 1.73%
Apple, Inc.	18,048	4,580,402
Samsung Electronics Co. Ltd.	23,380	2,734,555
Seagate Technology Holdings PLC	3,979	1,558,813
		8,873,770
Materials: 0.54%
Metals & mining: 0.54%
Fortescue Ltd.	101,909	1,456,239
Rio Tinto PLC	14,196	1,317,015
		2,773,254
Real estate: 1.05%
Health care REITs: 0.33%
Omega Healthcare Investors, Inc.	38,928	1,705,825
Retail REITs: 0.41%
Brixmor Property Group, Inc.	72,831	2,097,533
Specialized REITs: 0.31%
VICI Properties, Inc. Class A	58,193	1,589,832
Utilities: 0.99%
Electric utilities: 0.69%
Axia Energia	141,482	1,599,503
Enel SpA	176,499	1,929,633
		3,529,136
Multi-utilities: 0.30%
Engie SA	47,641	1,535,348
Total common stocks (Cost $97,980,347)		132,386,098

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 29.46%
Basic materials: 0.89%
Chemicals: 0.65%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$925,000	943,956
Celanese U.S. Holdings LLC	7.38	7-15-2032	325,000	339,220
Chemours Co.144A	7.88	3-15-2034	360,000	359,895
Chemours Co.144A	8.00	1-15-2033	865,000	869,724
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	855,000	850,725
				3,363,520
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iron/steel: 0.24%
Cleveland-Cliffs, Inc.144A	7.00%	3-15-2032	$1,265,000	$1,223,954
Communications: 4.10%
Advertising: 0.40%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	980,000	1,026,741
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	225,000	217,086
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	800,000	834,171
				2,077,998
Internet: 0.53%
Arches Buyer, Inc.144A	4.25	6-1-2028	250,000	240,697
Arches Buyer, Inc.144A	6.13	12-1-2028	885,000	847,571
Match Group Holdings II LLC144A	5.63	2-15-2029	360,000	355,480
Match Group Holdings II LLC144A	6.13	9-15-2033	440,000	427,598
Wayfair LLC144A	6.75	11-15-2032	845,000	851,415
				2,722,761
Media: 1.90%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,215,000	1,039,425
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,235,000	2,088,559
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	740,000	661,020
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	400,000	394,501
CSC Holdings LLC144A	3.38	2-15-2031	750,000	440,586
CSC Holdings LLC144A	5.50	4-15-2027	1,000,000	867,394
CSC Holdings LLC144A	5.75	1-15-2030	335,000	127,160
CSC Holdings LLC144A	11.25	5-15-2028	595,000	486,201
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	135,000	134,858
DISH DBS Corp.144A	5.75	12-1-2028	210,000	203,110
DISH Network Corp.144A	11.75	11-15-2027	1,220,000	1,256,899
Gray Media, Inc.144A	9.63	7-15-2032	625,000	624,960
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	575,000	385,250
Sirius XM Radio LLC144A	4.13	7-1-2030	1,095,000	1,025,278
				9,735,201
Telecommunications: 1.27%
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,251,256	2,273,224
Level 3 Financing, Inc.144A	3.63	1-15-2029	525,000	492,188
Level 3 Financing, Inc.144A	6.88	6-30-2033	515,000	524,435
Level 3 Financing, Inc.144A	8.50	1-15-2036	780,000	813,861
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	495,000	489,304
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	225,000	229,159
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	785,000	820,448
WULF Compute LLC144A	7.75	10-15-2030	815,000	861,194
				6,503,813
The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 5.25%
Airlines: 0.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50%	4-20-2026	$27,084	$27,094
Apparel: 0.26%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,274,862	1,357,750
Auto manufacturers: 0.03%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	140,000	142,182
Auto parts & equipment: 0.45%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	820,000	829,024
Adient Global Holdings Ltd.144A	8.25	4-15-2031	115,000	119,289
American Axle & Manufacturing, Inc.	5.00	10-1-2029	415,000	395,887
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	290,000	282,315
ZF North America Capital, Inc.144A	6.88	4-23-2032	390,000	370,540
ZF North America Capital, Inc.144A	7.50	3-24-2031	310,000	304,518
				2,301,573
Distribution/wholesale: 0.03%
RB Global Holdings, Inc.144A	7.75	3-15-2031	140,000	145,012
Entertainment: 0.94%
Churchill Downs, Inc.144A	6.75	5-1-2031	525,000	534,871
Cinemark USA, Inc.144A	7.00	8-1-2032	1,740,000	1,787,827
Discovery Global Holdings, Inc.	4.05	3-15-2029	505,000	488,588
Discovery Global Holdings, Inc.	4.28	3-15-2032	310,000	274,350
Discovery Global Holdings, Inc.	5.05	3-15-2042	400,000	263,522
Six Flags Entertainment Corp.144A	7.25	5-15-2031	160,000	154,050
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	460,000	460,742
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	885,000	882,874
				4,846,824
Home builders: 0.60%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	930,000	897,204
Century Communities, Inc.144A	6.63	9-15-2033	400,000	391,858
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	740,000	731,781
LGI Homes, Inc.144A	8.75	12-15-2028	750,000	767,349
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	272,272
				3,060,464
Home furnishings: 0.09%
Whirlpool Corp.	6.13	6-15-2030	470,000	458,897
Housewares: 0.30%
Central Garden & Pet Co.	4.13	10-15-2030	325,000	305,766
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares(continued)
Newell Brands, Inc.	6.38%	5-15-2030	$460,000	$441,561
Newell Brands, Inc.144A	8.50	6-1-2028	755,000	779,311
				1,526,638
Leisure time: 0.46%
NCL Corp. Ltd.144A	6.25	9-15-2033	1,175,000	1,140,148
NCL Corp. Ltd.144A	6.75	2-1-2032	280,000	277,875
NCL Corp. Ltd.144A	7.75	2-15-2029	330,000	343,571
Viking Cruises Ltd.144A	5.88	10-15-2033	190,000	187,589
Viking Cruises Ltd.144A	7.00	2-15-2029	400,000	400,736
				2,349,919
Lodging: 0.20%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	525,000	527,113
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	480,000	487,201
				1,014,314
Retail: 1.89%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	960,000	972,288
Carvana Co.144A	9.00	6-1-2030	1,430,000	1,487,562
Carvana Co.144A	9.00	6-1-2031	405,000	437,928
FirstCash, Inc.144A	4.63	9-1-2028	405,000	397,877
FirstCash, Inc.144A	6.88	3-1-2032	785,000	800,086
Lithia Motors, Inc.144A	4.38	1-15-2031	505,000	474,610
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	460,000	451,876
Michaels Cos., Inc.144A	8.50	3-15-2033	420,000	408,868
Michaels Cos., Inc.144A	11.00	3-15-2034	925,000	861,362
Petco Health & Wellness Co., Inc.144A	8.25	2-1-2031	120,000	119,836
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	880,000	884,286
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	595,000	593,633
QXO Building Products, Inc.144A	6.75	4-30-2032	700,000	713,994
Sally Holdings LLC/Sally Capital, Inc.	6.75	4-1-2032	370,000	378,755
Sonic Automotive, Inc.144A	4.63	11-15-2029	260,000	252,051
Sonic Automotive, Inc.144A	4.88	11-15-2031	495,000	469,176
				9,704,188
Consumer, non-cyclical: 4.84%
Commercial services: 2.06%
ADT Security Corp.144A	5.88	10-15-2033	275,000	266,340
Allied Universal Holdco LLC144A	7.88	2-15-2031	520,000	536,232
Block, Inc.	6.50	5-15-2032	920,000	928,401
CoreCivic, Inc.	8.25	4-15-2029	930,000	970,858
GEO Group, Inc.	8.63	4-15-2029	725,000	752,936
GEO Group, Inc.	10.25	4-15-2031	725,000	773,418
Grand Canyon University	5.13	10-1-2028	1,000,000	985,890
Herc Holdings, Inc.144A	7.00	6-15-2030	920,000	943,339
Herc Holdings, Inc.144A	7.25	6-15-2033	865,000	886,402
Service Corp. International	5.75	10-15-2032	660,000	658,730
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Sotheby’s/BidFair Holdings, Inc.144A	5.88%	6-1-2029	$1,280,000	$1,201,738
Stetson University, Inc. Series 2019	4.09	12-1-2059	1,500,000	951,876
Veritiv Operating Co.144A	10.50	11-30-2030	670,000	696,296
				10,552,456
Food: 0.24%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	485,000	490,021
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	500,000	464,476
Performance Food Group, Inc.144A	6.13	9-15-2032	260,000	260,481
				1,214,978
Healthcare-services: 2.17%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	355,000	334,581
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	469,656
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	440,000	423,121
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	380,000	407,687
Concentra Health Services, Inc.144A	6.88	7-15-2032	760,000	785,737
DaVita, Inc.144A	6.88	9-1-2032	1,820,000	1,864,457
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	744,964
IQVIA, Inc.144A	6.25	6-1-2032	225,000	228,485
Molina Healthcare, Inc.144A	6.25	1-15-2033	365,000	353,901
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	235,163	179,903
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	399,975	267,983
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	302,248	272,080
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	390,000	383,875
Radiology Partners, Inc.144A	8.50	7-15-2032	730,000	740,125
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,191,401
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	430,000	422,334
Tenet Healthcare Corp.	6.75	5-15-2031	1,125,000	1,149,900
Toledo Hospital	6.02	11-15-2048	1,000,000	946,562
				11,166,752
Pharmaceuticals: 0.37%
AdaptHealth LLC144A	5.13	3-1-2030	795,000	761,707
Endo Finance Holdings LP144A	8.50	4-15-2031	1,105,000	1,157,017
				1,918,724
Energy: 3.08%
Energy-alternate sources: 0.14%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,460,000	0
TerraForm Power Operating LLC144A	5.00	1-31-2028	710,000	702,172
				702,172
Oil & gas: 0.72%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	375,000	391,112
California Resources Corp.144A	7.00	1-15-2034	475,000	478,877
California Resources Corp.144A	8.25	6-15-2029	449,000	469,756
Caturus Energy LLC144A	8.50	2-15-2030	145,000	150,454
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00%	2-1-2031	$1,255,000	$1,219,774
Nabors Industries, Inc.144A	9.13	1-31-2030	470,000	493,496
SM Energy Co.144A	9.63	6-15-2033	450,000	497,125
				3,700,594
Oil & gas services: 0.48%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	740,000	754,545
Bristow Group, Inc.144A	6.75	2-1-2033	880,000	889,453
SESI LLC144A	7.88	9-30-2030	710,000	723,996
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	115,000	114,638
				2,482,632
Pipelines: 1.74%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	330,000	326,339
Buckeye Partners LP144A	6.88	7-1-2029	260,000	267,600
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	150,000	146,286
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,255,000	1,317,076
Excelerate Energy LP144A	8.00	5-15-2030	780,000	816,353
Harvest Midstream I LP144A	7.50	9-1-2028	960,000	969,313
Hess Midstream Operations LP144A	5.50	10-15-2030	225,000	223,222
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	148,121
Prairie Acquiror LP144A	9.00	8-1-2029	500,000	516,493
Rockies Express Pipeline LLC144A	6.75	3-15-2033	240,000	247,053
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,050,000	1,044,652
Venture Global LNG, Inc.144A	8.38	6-1-2031	445,000	462,789
Venture Global LNG, Inc.144A	9.88	2-1-2032	525,000	563,844
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	900,000	896,441
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	870,000	956,307
				8,901,889
Financial: 5.79%
Banks: 0.84%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	2,135,000	2,136,602
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	1,070,000	1,069,434
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	1,035,000	1,072,886
				4,278,922
Diversified financial services: 1.91%
Azorra Finance Ltd.144A	7.25	1-15-2031	720,000	726,977
Encore Capital Group, Inc.144A	9.25	4-1-2029	575,000	601,594
EZCORP, Inc.144A	7.38	4-1-2032	390,000	407,399
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jane Street Group/JSG Finance, Inc.144A	6.13%	11-1-2032	$275,000	$271,944
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	430,000	436,264
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	860,000	884,042
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	230,000	239,367
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	445,914
OneMain Finance Corp.	7.13	9-15-2032	1,105,000	1,088,266
OneMain Finance Corp.	7.88	3-15-2030	930,000	959,739
PRA Group, Inc.144A	5.00	10-1-2029	535,000	493,887
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	710,000	728,884
Rocket Cos., Inc.144A	6.13	8-1-2030	270,000	272,491
Rocket Cos., Inc.144A	6.50	8-1-2029	100,000	101,126
Rocket Cos., Inc.144A	7.13	2-1-2032	800,000	824,586
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,180,000	1,104,464
United Wholesale Mortgage LLC144A	6.25	3-15-2031	240,000	218,565
				9,805,509
Insurance: 1.42%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	2,045,000	2,025,473
AmWINS Group, Inc.144A	6.38	2-15-2029	315,000	316,824
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	235,000	243,800
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	860,000	834,942
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	420,000	392,680
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	525,000	527,661
Broadstreet Partners Group LLC144A	5.88	4-15-2029	1,105,000	1,076,891
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	410,000	386,451
HUB International Ltd.144A	5.63	12-1-2029	365,000	354,067
HUB International Ltd.144A	7.25	6-15-2030	125,000	128,050
HUB International Ltd.144A	7.38	1-31-2032	990,000	1,009,763
				7,296,602
Investment Companies: 0.08%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	395,000	408,739
REITs: 1.54%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	465,000	488,575
Brandywine Operating Partnership LP	6.13	1-15-2031	280,000	249,676
Brandywine Operating Partnership LP	8.88	4-12-2029	375,000	380,700
Iron Mountain, Inc.144A	4.50	2-15-2031	440,000	413,179
Iron Mountain, Inc.144A	5.25	7-15-2030	1,765,000	1,714,798
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	725,000	749,451
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	395,000	393,101
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00%	2-1-2030	$735,000	$743,999
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	795,000	784,549
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	735,000	748,433
Starwood Property Trust, Inc.144A	6.50	7-1-2030	675,000	689,357
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	135,000	126,978
Vornado Realty LP	5.75	2-1-2033	440,000	431,476
				7,914,272
Industrial: 2.21%
Aerospace/defense: 0.42%
TransDigm, Inc.144A	6.63	3-1-2032	2,095,000	2,136,628
Building materials: 0.37%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	950,000	966,206
Quikrete Holdings, Inc.144A	6.38	3-1-2032	185,000	187,591
Quikrete Holdings, Inc.144A	6.75	3-1-2033	405,000	411,334
Standard Building Solutions, Inc.144A	6.25	8-1-2033	335,000	331,233
				1,896,364
Electrical components & equipment: 0.34%
Energizer Holdings, Inc.144A	4.38	3-31-2029	815,000	775,484
WESCO Distribution, Inc.144A	6.63	3-15-2032	950,000	972,353
				1,747,837
Electronics: 0.02%
Sensata Technologies, Inc.144A	6.63	7-15-2032	80,000	81,599
Environmental control: 0.08%
Clean Harbors, Inc.144A	6.38	2-1-2031	380,000	385,919
Machinery-diversified: 0.18%
Chart Industries, Inc.144A	7.50	1-1-2030	230,000	238,949
Chart Industries, Inc.144A	9.50	1-1-2031	455,000	477,975
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	199,477
				916,401
Miscellaneous manufacturing: 0.05%
Entegris, Inc.144A	5.95	6-15-2030	265,000	266,671
Packaging & containers: 0.18%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,010,000	942,405
Transportation: 0.15%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	765,000	774,142
Trucking & leasing: 0.42%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	735,000	734,740
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing(continued)
FTAI Aviation Investors LLC144A	7.00%	5-1-2031	$1,085,000	$1,112,266
FTAI Aviation Investors LLC144A	7.00	6-15-2032	310,000	317,786
				2,164,792
Technology: 1.68%
Computers: 0.16%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	780,000	811,073
Office/business equipment: 0.09%
Zebra Technologies Corp.144A	6.50	6-1-2032	490,000	493,340
Software: 1.43%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,280,000	1,201,438
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,345,000	1,275,645
Cloud Software Group, Inc.144A	9.00	9-30-2029	960,000	926,087
CoreWeave, Inc.144A	9.00	2-1-2031	925,000	880,155
Ellucian Holdings, Inc.144A	6.50	12-1-2029	305,000	297,913
OAK-Eagle Acquireco, Inc.144A%%	7.25	7-1-2033	385,000	398,896
OAK-Eagle Acquireco, Inc.144A%%	8.75	7-1-2034	400,000	418,757
Rocket Software, Inc.144A	6.50	2-15-2029	165,000	148,499
Rocket Software, Inc.144A	9.00	11-28-2028	855,000	853,716
SS&C Technologies, Inc.144A	6.50	6-1-2032	920,000	920,031
				7,321,137
Utilities: 1.62%
Electric: 1.62%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	400,000	373,192
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	325,000	322,373
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	1,015,000	1,048,132
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	420,000	427,605
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	960,000	990,883
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	665,000	628,211
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	925,000	903,220
PG&E Corp.	5.25	7-1-2030	750,000	740,094
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,140,000	1,147,313
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	410,000	398,729
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	445,000	445,571
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	820,000	883,973
				8,309,296
Total corporate bonds and notes (Cost $150,916,609)				151,153,947
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 5.50%
Financial: 5.50%
Banks: 4.34%
Abanca Corp. Bancaria SA (EURIBOR ICE Swap Rate 11:00am+3.89%)ʊ±	6.13%	9-19-2031	EUR	1,600,000	$1,832,624
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,154,405
AIB Group PLC (EURIBOR ICE Swap Rate 11:00am+4.39%)ʊ±	7.13	10-30-2029	EUR	1,000,000	1,206,192
Banco de Sabadell SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.28%)ʊ±	6.50	5-20-2031	EUR	1,200,000	1,401,148
Bankinter SA (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00	6-30-2030	EUR	1,000,000	1,150,836
Barclays PLC (EURIBOR ICE Swap Rate 11:00am+3.56%)ʊ±	6.13	12-15-2035	EUR	500,000	551,923
Barclays PLC (ICE Swap Rate GBP SONIA 11:00am 5 Year+4.69%)ʊ±	8.38	9-15-2031	GBP	600,000	812,029
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	800,000	996,336
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,300,000	1,574,231
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+4.04%)ʊ±	6.75	10-30-2034	EUR	400,000	455,983
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+5.11%)ʊ±	7.38	10-30-2031	EUR	600,000	718,019
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.85%)ʊ±	5.50	3-1-2028	EUR	1,200,000	1,388,113
Investec PLC (UK Gilts 5 Year+6.57%)ʊ±	10.50	8-28-2029	GBP	500,000	718,768
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+3.99%)ʊ±	6.25	9-17-2031	EUR	1,000,000	1,173,367
Lloyds Banking Group PLC (UK Gilts 5 Year+5.88%)ʊ±	8.50	9-27-2027	GBP	1,000,000	1,364,043
NatWest Group PLC (UK Gilts 5 Year+3.29%)ʊ±	7.50	2-28-2032	GBP	1,300,000	1,710,314
Nykredit Realkredit AS (EURIBOR ICE Swap Rate 11:00am+2.87%)ʊ±	5.25	8-24-2031	EUR	1,000,000	1,141,710
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.63%)ʊ±	6.20	6-15-2032	EUR	1,000,000	1,107,946
Unicaja Banco SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.02%)ʊ±	4.88	11-28-2026	EUR	600,000	692,643
UniCredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.61%)ʊ±	4.45	12-3-2027	EUR	1,000,000	1,137,491
					22,288,121
Insurance: 0.79%
Achmea BV (EURIBOR ICE Swap Rate 11:00am+3.74%)ʊ±	6.13	1-28-2035	EUR	1,350,000	1,549,641
ASR Nederland NV (EURIBOR ICE Swap Rate 11:00am+4.03%)ʊ±	6.63	12-27-2031	EUR	900,000	1,082,877
Aviva PLC (UK Gilts 5 Year+4.65%)ʊ±	6.88	12-15-2031	GBP	750,000	980,955
BPCE Assurances SA (EURIBOR ICE Swap Rate 11:00am+3.42%)ʊ±	5.75	4-22-2032	EUR	400,000	451,572
					4,065,045
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Savings & loans: 0.37%
Coventry Building Society (UK Gilts 5 Year+4.73%)ʊ±	8.75%	6-11-2029	GBP	400,000	$542,996
Nationwide Building Society (UK Gilts 5 Year+3.85%)ʊ±	7.50	12-20-2030	GBP	1,000,000	1,325,583
					1,868,579
Total foreign corporate bonds and notes (Cost $26,947,407)					28,221,745

	Shares
Investment companies: 9.39%
Exchange-traded funds: 9.39%
iShares 1-3 Year Treasury Bond ETF	198,671	16,404,265
iShares 3-7 Year Treasury Bond ETF	156,937	18,612,728
iShares MSCI Brazil ETF	340,500	13,071,795
KKR Income Opportunities Fund	1,213	13,343
Neuberger High Yield Strategies Fund, Inc.	5,806	37,623
PGIM High Yield Bond Fund, Inc.	322	4,238
Western Asset Global High Income Fund, Inc.	1,456	8,590
Total investment companies (Cost $47,866,122)		48,152,582

			Principal
Loans: 1.20%
Communications: 0.22%
Media: 0.14%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	$578,407	579,222
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.54	6-30-2028	166,045	166,773
				745,995
Telecommunications: 0.08%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.17	9-27-2029	396,962	397,271
Consumer, cyclical: 0.28%
Airlines: 0.08%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	447,950	442,633
Housewares: 0.11%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.42	10-30-2029	553,063	550,851
Retail: 0.09%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.95	2-3-2031	455,000	443,780
Consumer, non-cyclical: 0.15%
Healthcare-products: 0.06%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.42	1-15-2031	298,500	298,873
Healthcare-services: 0.09%
Modivcare Buyer LLC (U.S. SOFR 3 Month+4.25%)±	7.95	12-30-2032	435,448	401,157
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.42	12-31-2030	49,656	49,444
				450,601
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.13%
Pipelines: 0.13%
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.42%	2-18-2033	$415,000	$415,863
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.92	8-1-2029	264,639	264,837
				680,700
Financial: 0.05%
Insurance: 0.05%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	7.92	9-19-2030	271,498	268,048
Industrial: 0.27%
Machinery-diversified: 0.11%
TK Elevator Midco GmbH (U.S. SOFR 1 Month+2.75%)±	6.48	4-30-2030	575,000	575,598
Packaging & containers: 0.16%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 3 Month+3.50%)±	7.16	4-15-2030	415,000	400,325
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.67	9-30-2032	418,950	414,061
				814,386
Technology: 0.10%
Computers: 0.07%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.67	3-1-2029	375,250	333,973
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42	11-28-2028	181,320	173,557
Total loans (Cost $6,272,489)				6,176,266
Municipal obligations: 2.30%
California: 0.31%
Education revenue: 0.16%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	860,000	833,887
Tobacco revenue: 0.15%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	757,368
				1,591,255
Colorado: 0.08%
Health revenue: 0.08%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,255
Florida: 0.25%
Education revenue: 0.05%
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-2144A	5.43	6-1-2027	255,000	255,583
The accompanying notes are an integral part of these financial statements.
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.20%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00%	10-1-2036	$1,105,000	$1,017,180
				1,272,763
Georgia: 0.02%
Health revenue: 0.02%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	100,000	99,232
Guam: 0.11%
Airport revenue: 0.11%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	580,177
Illinois: 0.20%
GO revenue: 0.20%
Chicago Board of Education Series E	6.04	12-1-2029	1,025,000	1,011,665
Indiana: 0.09%
Health revenue: 0.09%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	478,414
Iowa: 0.23%
Housing revenue: 0.23%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,199,930
Louisiana: 0.08%
Health revenue: 0.08%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	405,000	397,149
New Jersey: 0.19%
Education revenue: 0.19%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	970,121
New York: 0.24%
Education revenue: 0.20%
New York State Dormitory Authority St. John’s University Series B	3.43	7-1-2051	1,465,000	999,416
Health revenue: 0.02%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	115,000	112,303
Utilities revenue: 0.02%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	105,000	105,000
				1,216,719
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.10%
Health revenue: 0.10%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45%	8-15-2028	$500,000	$497,397
Texas: 0.32%
Industrial development revenue: 0.32%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	636,379
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,000,851
				1,637,230
Wisconsin: 0.08%
Education revenue: 0.08%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	430,000	425,075
Total municipal obligations (Cost $12,337,129)				11,822,382

	Dividend rate	Shares
Preferred stocks: 0.46%
Energy: 0.46%
Oil, gas & consumable fuels: 0.46%
Petroleo Brasileiro SA	0.13	251,251	2,360,761
Total preferred stocks (Cost $1,727,667)			2,360,761

	Expiration date
Rights: 0.00%
Investment Companies: 0.00%
Neuberger High Yield Strategies Fund, Inc.†	4-15-2026	5,806	46
Total rights (Cost $0)			46

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 8.72%
Communications: 1.43%
Internet: 0.24%
Rakuten Group, Inc.144A	9.75	4-15-2029	$1,140,000	1,214,781
Media: 0.40%
Virgin Media Finance PLC144A	5.00	7-15-2030	340,000	278,596
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,115,000	988,836
VZ Secured Financing BV144A	5.00	1-15-2032	910,000	780,049
				2,047,481
The accompanying notes are an integral part of these financial statements.
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.79%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$1,575,000	$1,611,679
Telecom Italia Capital SA	7.20	7-18-2036	440,000	475,163
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	155,000	151,088
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	860,000	860,315
Zegona Finance PLC144A	8.63	7-15-2029	944,000	988,885
				4,087,130
Consumer, cyclical: 0.87%
Airlines: 0.35%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	350,000	353,859
Latam Airlines Group SA144A	7.63	1-7-2031	365,000	368,650
Latam Airlines Group SA144A	7.88	4-15-2030	710,000	717,100
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	420,000	362,716
				1,802,325
Auto manufacturers: 0.10%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	525,000	540,142
Entertainment: 0.08%
Banijay Entertainment SASU144A	8.13	5-1-2029	380,000	390,111
Leisure time: 0.34%
Carnival Corp.144A	5.75	8-1-2032	835,000	834,728
Carnival Corp.144A	6.13	2-15-2033	920,000	929,223
				1,763,951
Consumer, non-cyclical: 1.23%
Cosmetics/Personal Care: 0.41%
Opal Bidco SAS144A	6.50	3-31-2032	1,030,000	1,030,993
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,195,000	1,090,355
				2,121,348
Food: 0.22%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	1,155,000	1,125,995
Healthcare-products: 0.13%
Bausch & Lomb Corp.144A	8.38	10-1-2028	630,000	650,475
Pharmaceuticals: 0.47%
1261229 BC Ltd.144A	10.00	4-15-2032	1,490,000	1,525,528
Bausch Health Cos., Inc.144A	6.25	2-15-2029	270,000	202,500
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	670,752
				2,398,780
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.10%
Oil & gas: 0.10%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$251,830	$258,030
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	229,000	239,719
				497,749
Financial: 4.26%
Banks: 3.79%
Banco Bilbao Vizcaya Argentaria SA (5 Year Treasury Constant Maturity+5.10%)ʊ±	9.38	3-19-2029	900,000	972,343
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	590,000	621,040
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	800,000	861,712
Barclays PLC (USD SOFR ICE Swap Rate 11:00am NY 5 Year+5.78%)ʊ±	9.63	12-15-2029	800,000	872,604
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	715,000	690,898
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)ʊ±	6.88	12-15-2033	1,500,000	1,449,436
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	825,000	859,520
BNP Paribas SA (5 Year Treasury Constant Maturity+4.35%)ʊ±	8.50	8-14-2028	1,400,000	1,458,313
Danske Bank AS (5 Year Treasury Constant Maturity+2.55%)ʊ±	6.60	3-25-2033	2,000,000	1,952,260
HSBC Holdings PLC (5 Year Treasury Constant Maturity+2.91%)ʊ±	6.75	3-24-2031	1,000,000	989,331
ING Groep NV (5 Year Treasury Constant Maturity+3.51%)ʊ±	4.88	5-16-2029	1,000,000	941,968
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	9-27-2035	500,000	477,395
Nordea Bank Abp (5 Year Treasury Constant Maturity+2.72%)ʊ±	6.75	11-10-2033	1,000,000	997,155
Societe Generale SA (5 Year Treasury Constant Maturity+5.39%)ʊ±	9.38	11-22-2027	1,200,000	1,254,689
Standard Chartered PLC (5 Year Treasury Constant Maturity+2.87%)ʊ±	7.00	11-14-2035	1,500,000	1,471,526
Svenska Handelsbanken AB (5 Year Treasury Constant Maturity+4.05%)ʊ±	4.75	3-1-2031	1,000,000	927,189
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	395,000	390,030
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,085,000	1,056,545
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)ʊ±	6.63	1-8-2031	1,000,000	973,774
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	252,453
				19,470,181
Diversified financial services: 0.47%
GGAM Finance Ltd.144A	5.88	3-15-2030	725,000	722,350
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	965,000	979,031
goeasy Ltd.144A	7.63	7-1-2029	800,000	702,059
				2,403,440
The accompanying notes are an integral part of these financial statements.
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.38%
Electronics: 0.18%
Sensata Technologies BV144A	5.88%	9-1-2030	$920,000	$921,664
Packaging & containers: 0.20%
Trivium Packaging Finance BV144A	8.25	7-15-2030	426,000	445,716
Trivium Packaging Finance BV144A	12.25	1-15-2031	530,000	573,836
				1,019,552
Technology: 0.25%
Computers: 0.17%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	835,000	875,452
Semiconductors: 0.08%
Kioxia Holdings Corp.144A	6.63	7-24-2033	395,000	405,991
Utilities: 0.20%
Electric: 0.20%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,050,000	1,021,211
Total yankee corporate bonds and notes (Cost $45,022,891)				44,757,759

		Yield	Shares
Short-term investments: 15.49%
Investment companies: 15.49%
Allspring Government Money Market Fund Select Class♠∞##		3.60	79,455,830	79,455,830
Total short-term investments (Cost $79,455,830)				79,455,830
Total investments in securities (Cost $468,906,491)	98.40%			504,873,626
Other assets and liabilities, net	1.60			8,206,996
Total net assets	100.00%			$513,080,622

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $927,288 (original cost of $281,101), representing 0.18% of its net assets as of period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 21

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
IDA	Industrial Development Authority
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,366,210	$214,435,359	$(142,345,739)	$0	$0	$79,455,830	79,455,830	$788,738
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	17,046,958	EUR	14,650,000	Bank of New York Mellon Corp.	4-9-2026	$169,800	$0
USD	4,570,561	EUR	3,950,000	State Street Bank & Trust Co.	4-9-2026	20,064	0
EUR	208,107	USD	240,000	Bank of New York Mellon Corp.	4-9-2026	0	(256)
USD	6,700,786	GBP	5,020,000	State Street Bank & Trust Co.	4-9-2026	82,280	0
USD	1,042,385	GBP	780,000	State Street Bank & Trust Co.	4-9-2026	14,011	0
						$286,155	$(256)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
OMX Stockholm 30 Index	579	4-17-2026	$18,199,200	$17,859,327	$0	$(339,873)
10-Year U.S. Treasury Notes	369	6-18-2026	41,036,057	40,976,297	0	(59,760)
5-Year U.S. Treasury Notes	397	6-30-2026	43,464,853	42,947,336	0	(517,517)
Short
E-Mini S&P 500 Index	(103)	6-18-2026	(34,643,313)	(33,839,362)	803,951	0
Ultra U.S. Treasury Bond	(56)	6-18-2026	(6,623,242)	(6,527,500)	95,742	0
MSCI Emerging Markets Index	(108)	6-19-2026	(7,893,155)	(7,854,840)	38,315	0
					$938,008	$(917,150)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Diversified Income Builder Fund

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $389,450,661)	$425,417,796
Investments in affiliated securities, at value (cost $79,455,830)	79,455,830
Cash	729,197
Cash at broker segregated for futures contracts	5,275,636
Segregated cash for forward foreign currency contracts	3,037
Foreign currency, at value (cost $80,119)	80,386
Receivable for dividends and interest	4,728,080
Receivable for investments sold	1,680,569
Receivable for daily variation margin on open futures contracts	348,734
Unrealized gains on forward foreign currency contracts	286,155
Receivable for Fund shares sold	154,770
Prepaid expenses and other assets	46,841
Total assets	518,207,031
Liabilities
Payable for investments purchased	3,260,553
Payable for daily variation margin on open futures contracts	1,235,625
Cash collateral due to broker for forward foreign currency contracts	270,000
Management fee payable	127,555
Payable for Fund shares redeemed	54,027
Administration fees payable	50,302
Shareholder servicing fees payable	40,669
Distribution fee payable	18,271
Trustees’ fees and expenses payable	844
Unrealized losses on forward foreign currency contracts	256
Accrued expenses and other liabilities	68,307
Total liabilities	5,126,409
Total net assets	$513,080,622
Net assets consist of
Paid-in capital	$510,549,883
Total distributable earnings	2,530,739
Total net assets	$513,080,622
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 23

Statement of assets and liabilities—March 31, 2026 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$161,641,405
Shares outstanding–Class A1	24,732,885
Net asset value per share–Class A	$6.54
Maximum offering price per share – Class A2	$6.94
Net assets–Class C	$28,370,489
Shares outstanding–Class C1	4,325,638
Net asset value per share–Class C	$6.56
Net assets–Class R6	$195,216,331
Shares outstanding–Class R6[1]	30,860,974
Net asset value per share–Class R6	$6.33
Net assets–Institutional Class	$127,852,397
Shares outstanding–Institutional Class[1]	20,242,709
Net asset value per share–Institutional Class	$6.32
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Diversified Income Builder Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$7,373,389
Dividends (net of foreign withholdings taxes of $101,676)	2,471,236
Income from affiliated securities	788,738
Total investment income	10,633,363
Expenses
Management fee	1,174,826
Administration fees
Class A	163,483
Class C	30,186
Class R6	16,786
Institutional Class	79,075
Shareholder servicing fees
Class A	204,354
Class C	37,491
Distribution fee
Class C	113,027
Custody and accounting fees	17,789
Professional fees	40,488
Registration fees	51,323
Shareholder report expenses	27,808
Trustees’ fees and expenses	4,292
Other fees and expenses	18,464
Total expenses	1,979,392
Less: Fee waivers and/or expense reimbursements
Fund-level	(492,900)
Class A	(8,640)
Institutional Class	(3,772)
Net expenses	1,474,080
Net investment income	9,159,283
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities (net of foreign capital gains tax of $(77))	8,118,557
Foreign currency and foreign currency translations	22,106
Forward foreign currency contracts	370,299
Futures contracts	2,054,823
Net realized gains on investments	10,565,785
Net change in unrealized gains (losses) on
Unaffiliated securities	(7,975,844)
Foreign currency and foreign currency translations	(6,891)
Forward foreign currency contracts	237,754
Futures contracts	(418,465)
Net change in unrealized gains (losses) on investments	(8,163,446)
Net realized and unrealized gains (losses) on investments	2,402,339
Net increase in net assets resulting from operations	$11,561,622
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment income		$9,159,283		$17,967,062
Net realized gains on investments		10,565,785		2,923,688
Net change in unrealized gains (losses) on investments		(8,163,446)		20,163,420
Net increase in net assets resulting from operations		11,561,622		41,054,170
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,990,723)		(8,148,557)
Class C		(625,870)		(1,697,152)
Class R6		(3,353,428)		(2,897,487)
Administrator Class		N/A		(89,280)[1]
Institutional Class		(3,264,414)		(6,567,074)
Total distributions to shareholders		(11,234,435)		(19,399,550)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,388,573	9,174,001	3,430,227	21,170,320
Class C	359,290	2,391,996	557,115	3,457,213
Class R6	22,676,114	143,779,320	190,745	1,124,593
Administrator Class	N/A	N/A	16,113 [1]	96,225 [1]
Institutional Class	3,641,701	23,328,675	5,219,984	31,402,954
		178,673,992		57,251,305
Reinvestment of distributions
Class A	560,734	3,702,489	1,220,915	7,525,410
Class C	92,742	614,538	269,791	1,663,759
Class R6	524,754	3,353,428	485,165	2,897,030
Administrator Class	N/A	N/A	15,025 [1]	89,279 [1]
Institutional Class	500,203	3,195,353	1,000,538	5,974,596
		10,865,808		18,150,074
Payment for shares redeemed
Class A	(1,936,289)	(12,820,750)	(3,598,063)	(22,218,765)
Class C	(1,014,993)	(6,732,523)	(3,237,839)	(19,986,391)
Class R6	(120,678)	(766,564)	(1,459,027)	(8,592,430)
Administrator Class	N/A	N/A	(225,408)[1]	(1,335,877)[1]
Institutional Class	(2,442,823)	(15,609,954)	(6,002,965)	(36,323,945)
		(35,929,791)		(88,457,408)
1 For the period from October 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
26 | Allspring Diversified Income Builder Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
	Shares		Shares
Share conversions
Administrator Class	N/A	$N/A	(255,047)[2]	$(1,602,332)[2]
Institutional Class	0	0	255,360 [2]	1,602,332 [2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		153,610,009		(13,056,029)
Total increase in net assets		153,937,196		8,598,591
Net assets
Beginning of period		359,143,426		350,544,835
End of period		$513,080,622		$359,143,426
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.52	$6.12	$5.39	$5.14	$6.42	$5.95
Net investment income	0.14 [1]	0.32 [1]	0.30 [1]	0.25 [1]	0.21 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.04	0.42	0.74	0.26	(1.27)	0.49
Total from investment operations	0.18	0.74	1.04	0.51	(1.06)	0.68
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.31)	(0.26)	(0.22)	(0.21)
Net asset value, end of period	$6.54	$6.52	$6.12	$5.39	$5.14	$6.42
Total return[2]	2.78%	12.51%	19.67%	9.95%	(16.86)%	11.58%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.10%	1.08%*	1.18%	1.13%	1.08%
Net expenses	0.84%	0.83%	0.84%*	0.84%	0.85%	0.85%
Net investment income	4.13%	5.13%	5.09%*	4.56%	3.38%	3.07%
Supplemental data
Portfolio turnover rate	30%	83%	67%	45%	86%	87%
Net assets, end of period (000s omitted)	$161,641	$161,131	$144,904	$137,643	$156,487	$218,615

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.54	$6.15	$5.41	$5.15	$6.44	$5.97
Net investment income	0.11 [1]	0.27 [1]	0.25 [1]	0.21 [1]	0.17	0.15
Net realized and unrealized gains (losses) on investments	0.05	0.41	0.75	0.26	(1.28)	0.48
Total from investment operations	0.16	0.68	1.00	0.47	(1.11)	0.63
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.26)	(0.21)	(0.18)	(0.16)
Net asset value, end of period	$6.56	$6.54	$6.15	$5.41	$5.15	$6.44
Total return[2]	2.40%	11.46%	18.88%	9.28%	(17.61)%	10.70%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.85%	1.83%*	1.93%	1.87%	1.83%
Net expenses	1.59%	1.59%	1.59%*	1.60%	1.60%	1.60%
Net investment income	3.37%	4.33%	4.29%*	3.80%	2.61%	2.31%
Supplemental data
Portfolio turnover rate	30%	83%	67%	45%	86%	87%
Net assets, end of period (000s omitted)	$28,370	$31,981	$44,857	$54,373	$68,612	$103,956

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.31	$5.94	$5.24	$5.00	$6.26	$5.81
Net investment income	0.15 [1]	0.33 [1]	0.31 [1]	0.26 [1]	0.24	0.23
Net realized and unrealized gains (losses) on investments	0.04	0.40	0.72	0.26	(1.25)	0.46
Total from investment operations	0.19	0.73	1.03	0.52	(1.01)	0.69
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.33)	(0.28)	(0.25)	(0.24)
Net asset value, end of period	$6.33	$6.31	$5.94	$5.24	$5.00	$6.26
Total return[2]	3.09%	12.86%	20.18%	10.52%	(16.61)%	11.99%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.68%	0.66%*	0.76%	0.70%	0.65%
Net expenses	0.42%	0.42%	0.42%*	0.42%	0.42%	0.42%
Net investment income	4.60%	5.53%	5.52%*	4.99%	3.83%	3.52%
Supplemental data
Portfolio turnover rate	30%	83%	67%	45%	86%	87%
Net assets, end of period (000s omitted)	$195,216	$49,117	$50,876	$47,557	$51,102	$47,544

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.30	$5.93	$5.24	$5.00	$6.26	$5.80
Net investment income	0.14 [1]	0.32 [1]	0.30 [1]	0.26 [1]	0.22 [1]	0.21
Net realized and unrealized gains (losses) on investments	0.05	0.41	0.72	0.25	(1.24)	0.48
Total from investment operations	0.19	0.73	1.02	0.51	(1.02)	0.69
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.33)	(0.27)	(0.24)	(0.23)
Net asset value, end of period	$6.32	$6.30	$5.93	$5.24	$5.00	$6.26
Total return[2]	3.05%	12.77%	19.87%	10.41%	(16.69)%	12.08%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.76%*	0.85%	0.79%	0.75%
Net expenses	0.52%	0.52%	0.52%*	0.52%	0.52%	0.52%
Net investment income	4.44%	5.42%	5.37%*	4.87%	3.67%	3.40%
Supplemental data
Portfolio turnover rate	30%	83%	67%	45%	86%	87%
Net assets, end of period (000s omitted)	$127,852	$116,915	$107,238	$112,338	$148,499	$249,764

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 31

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such
32 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
Allspring Diversified Income Builder Fund | 33

Notes to financial statements (unaudited)
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $473,625,353 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$45,794,895
Gross unrealized losses	(14,239,865)
Net unrealized gains	$31,555,030
As of September 30, 2025, the Fund had capital loss carryforwards which consisted of $34,529,795 in short-term capital losses and $6,105,497 in long-term capital losses.
34 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 35

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$386,210	$0	$386,210
Common stocks
Communication services	7,822,676	1,441,431	0	9,264,107
Consumer discretionary	8,443,734	4,954,595	0	13,398,329
Consumer staples	5,877,908	0	0	5,877,908
Energy	3,572,859	0	927,288	4,500,147
Financials	9,336,374	18,365,934	0	27,702,308
Health care	11,101,451	324,528	0	11,425,979
Industrials	5,471,480	4,729,335	0	10,200,815
Information technology	32,840,766	3,944,811	0	36,785,577
Materials	0	2,773,254	0	2,773,254
Real estate	5,393,190	0	0	5,393,190
Utilities	1,599,503	3,464,981	0	5,064,484
Corporate bonds and notes	0	151,153,947	0	151,153,947
Foreign corporate bonds and notes	0	28,221,745	0	28,221,745
Investment companies	48,152,582	0	0	48,152,582
Loans	0	6,176,266	0	6,176,266
Municipal obligations	0	11,822,382	0	11,822,382
Preferred stocks
Energy	2,360,761	0	0	2,360,761
Rights
Investment Companies	0	46	0	46
Yankee corporate bonds and notes	0	44,757,759	0	44,757,759
Short-term investments
Investment companies	79,455,830	0	0	79,455,830
	221,429,114	282,517,224	927,288	504,873,626
Forward foreign currency contracts	0	286,155	0	286,155
Futures contracts	938,008	0	0	938,008
Total assets	$222,367,122	$282,803,379	$927,288	$506,097,789
Liabilities
Forward foreign currency contracts	$0	$256	$0	$256
Futures contracts	917,150	0	0	917,150
Total liabilities	$917,150	$256	$0	$917,406
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
36 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Class R6	0.42
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $13,176 from the sale of Class A shares and $703 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2026.
Allspring Diversified Income Builder Fund | 37

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $200,054,472 and $116,375,677, respectively.
6.DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2026, the Fund entered into futures contracts and forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the six months ended March 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$350,293
Average contract amounts to sell	24,658,643
Futures contracts
Average notional balance on long futures	$129,146,635
Average notional balance on short futures	9,892,373
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2026 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$286,155	$286,155
Futures contracts	95,742 *	842,266 *	0	938,008
	$95,742	$842,266	$286,155	$1,224,163
Liability derivatives
Forward foreign currency contracts	$0	$0	$256	$256
Futures contracts	577,277 *	339,873 *	0	917,150
	$577,277	$339,873	$256	$917,406

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of March 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2026 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$370,299	$370,299
Futures contracts	(1,007,676)	3,062,499	0	2,054,823
	$(1,007,676)	$3,062,499	$370,299	$2,425,122
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$237,754	$237,754
Futures contracts	(72,832)	(345,633)	0	(418,465)
	$(72,832)	$(345,633)	$237,754	$(180,711)
38 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$169,800	$(256)	$(169,544)	$0
State Street Bank & Trust Co.	116,355	0	0	116,355

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$256	$(256)	$0	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the financial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Diversified Income Builder Fund | 39

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

40 | Allspring Diversified Income Builder Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Diversified Income Builder Fund | 41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4304 03-26

Allspring Mid Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Mid Cap Growth Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.31%
Communication services: 8.19%
Entertainment: 8.19%
Live Nation Entertainment, Inc.†	110,027	$16,780,218
Roblox Corp. Class A†	213,575	12,079,802
Spotify Technology SA†	11,042	5,354,376
TKO Group Holdings, Inc. Class A	62,412	12,585,380
		46,799,776
Consumer discretionary: 18.53%
Automobiles: 1.82%
Ferrari NV	30,775	10,415,799
Broadline retail: 1.89%
MercadoLibre, Inc.†	6,253	10,811,562
Hotels, restaurants & leisure: 8.59%
DoorDash, Inc. Class A†	52,235	7,843,085
Hyatt Hotels Corp. Class A	39,885	5,735,064
Marriott International, Inc. Class A	54,899	17,955,816
Viking Holdings Ltd.†	238,466	17,522,482
		49,056,447
Household durables: 1.19%
PulteGroup, Inc.	57,701	6,786,214
Specialty retail: 5.04%
Burlington Stores, Inc.†	45,555	14,822,686
Carvana Co. Class A†	44,490	13,986,766
		28,809,452
Financials: 2.25%
Capital markets: 1.08%
Robinhood Markets, Inc. Class A†	89,132	6,176,848
Financial services: 1.17%
Affirm Holdings, Inc.†	145,631	6,672,812
Health care: 17.12%
Biotechnology: 5.19%
Alnylam Pharmaceuticals, Inc.†	36,449	12,059,881
argenx SE ADR†	7,595	5,546,249
Natera, Inc.†	60,172	12,033,798
		29,639,928
Health care equipment & supplies: 3.95%
Edwards Lifesciences Corp.†	104,777	8,390,542
IDEXX Laboratories, Inc.†	25,253	14,189,408
		22,579,950
The accompanying notes are an integral part of these financial statements.
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care providers & services: 5.31%
Cencora, Inc.	58,672	$18,431,222
Guardant Health, Inc.†	63,320	5,848,869
RadNet, Inc.†	108,781	6,079,770
		30,359,861
Life sciences tools & services: 1.09%
Repligen Corp.†	52,688	6,207,700
Pharmaceuticals: 1.58%
Teva Pharmaceutical Industries Ltd. ADR†	300,262	9,043,891
Industrials: 33.09%
Aerospace & defense: 9.52%
Axon Enterprise, Inc.†	36,989	15,708,858
Carpenter Technology Corp.	38,610	15,218,132
Curtiss-Wright Corp.	19,110	13,016,203
Howmet Aerospace, Inc.	45,280	10,435,229
		54,378,422
Commercial services & supplies: 2.75%
Cintas Corp.	34,515	5,837,867
RB Global, Inc.	102,789	9,852,326
		15,690,193
Construction & engineering: 8.08%
Comfort Systems USA, Inc.	9,274	12,788,753
Construction Partners, Inc. Class A†	87,015	9,669,107
Quanta Services, Inc.	43,197	23,716,017
		46,173,877
Electrical equipment: 4.98%
Vertiv Holdings Co. Class A	113,425	28,422,036
Ground transportation: 1.42%
Saia, Inc.†	23,135	8,126,863
Machinery: 2.53%
RBC Bearings, Inc.†	26,590	14,441,561
Professional services: 1.59%
UL Solutions, Inc. Class A	106,126	9,096,059
Trading companies & distributors: 2.22%
Applied Industrial Technologies, Inc.	47,830	12,690,256
Information technology: 15.77%
Communications equipment: 1.66%
Viavi Solutions, Inc.†	285,464	9,500,242
Electronic equipment, instruments & components: 1.30%
Teledyne Technologies, Inc.†	12,220	7,393,222
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
IT services: 5.19%
Cloudflare, Inc. Class A†	97,789	$20,177,782
MongoDB, Inc. Class A†	20,436	5,002,120
Snowflake, Inc.†	29,506	4,450,095
		29,629,997
Semiconductors & semiconductor equipment: 3.99%
Entegris, Inc.	57,567	6,749,155
Monolithic Power Systems, Inc.	14,684	16,054,751
		22,803,906
Software: 3.63%
AppLovin Corp. Class A†	12,992	5,170,816
Fair Isaac Corp.†	8,857	9,455,202
Guidewire Software, Inc.†	40,916	6,119,397
		20,745,415
Utilities: 3.36%
Independent power and renewable electricity producers: 3.36%
Vistra Corp.	127,690	19,195,638
Total common stocks (Cost $415,988,492)		561,647,927

		Yield
Short-term investments: 1.79%
Investment companies: 1.79%
Allspring Government Money Market Fund Select Class♠∞		3.60%	10,228,601	10,228,601
Total short-term investments (Cost $10,228,601)				10,228,601
Total investments in securities (Cost $426,217,093)	100.10%			571,876,528
Other assets and liabilities, net	(0.10)			(563,126)
Total net assets	100.00%			$571,313,402

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring Mid Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,720,927	$67,988,538	$(59,480,864)	$0	$0	$10,228,601	10,228,601	$65,924
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 5

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $415,988,492)	$561,647,927
Investments in affiliated securities, at value (cost $10,228,601)	10,228,601
Cash	3
Receivable for investments sold	1,416,015
Receivable for dividends	100,366
Receivable for Fund shares sold	7,228
Prepaid expenses and other assets	64,347
Total assets	573,464,487
Liabilities
Payable for investments purchased	1,134,794
Payable for Fund shares redeemed	409,600
Management fee payable	343,737
Shareholder servicing fees payable	119,795
Administration fees payable	98,700
Trustees’ fees and expenses payable	170
Accrued expenses and other liabilities	44,289
Total liabilities	2,151,085
Total net assets	$571,313,402
Net assets consist of
Paid-in capital	$409,048,787
Total distributable earnings	162,264,615
Total net assets	$571,313,402
Computation of net asset value and offering price per share
Net assets–Class A	$545,256,422
Shares outstanding–Class A1	11,835,480
Net asset value per share–Class A	$46.07
Maximum offering price per share – Class A2	$48.88
Net assets–Class R6	$1,526,091
Shares outstanding–Class R6[1]	26,440
Net asset value per share–Class R6	$57.72
Net assets–Institutional Class	$24,530,889
Shares outstanding–Institutional Class[1]	429,183
Net asset value per share–Institutional Class	$57.16
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Mid Cap Growth Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $16,961)	$765,362
Income from affiliated securities	65,924
Interest	729
Total investment income	832,015
Expenses
Management fee	2,329,741
Administration fees
Class A	595,994
Class C	87 [1]
Class R6	271
Institutional Class	17,941
Shareholder servicing fees
Class A	744,985
Class C	109 [1]
Distribution fee
Class C	320 [1]
Custody and accounting fees	8,905
Professional fees	23,899
Registration fees	63,148
Shareholder report expenses	24,583
Trustees’ fees and expenses	6,093
Other fees and expenses	11,319
Total expenses	3,827,395
Less: Fee waivers and/or expense reimbursements
Fund-level	(62,558)
Class A	(276,423)
Institutional Class	(6,821)
Net expenses	3,481,593
Net investment loss	(2,649,578)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	19,842,860
Foreign currency and foreign currency translations	(19)
Net realized gains on investments	19,842,841
Net change in unrealized gains (losses) on investments	(61,853,726)
Net realized and unrealized gains (losses) on investments	(42,010,885)
Net decrease in net assets resulting from operations	$(44,660,463)
1 For the period from October 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment loss		$(2,649,578)		$(5,622,175)
Net realized gains on investments		19,842,841		80,253,535
Net change in unrealized gains (losses) on investments		(61,853,726)		35,139,898
Net increase (decrease) in net assets resulting from operations		(44,660,463)		109,771,258
Distributions to shareholders from
Net investment income and net realized gains
Class A		(64,730,493)		(58,092,029)
Class C		0 [1]		(80,513)
Class R6		(164,325)		(287,524)
Administrator Class		N/A		(180,360)[2]
Institutional Class		(2,532,617)		(2,855,090)
Total distributions to shareholders		(67,427,435)		(61,495,516)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	60,433	3,036,723	91,105	4,519,650
Class C	0 [1]	0 [1]	1,985	79,602
Class R6	9,382	580,753	16,714	1,068,590
Administrator Class	N/A	N/A	4,085 [2]	236,477 [2]
Institutional Class	29,489	1,889,507	139,497	8,592,595
		5,506,983		14,496,914
Reinvestment of distributions
Class A	1,246,800	61,205,434	1,069,467	54,671,124
Class C	0 [1]	0 [1]	2,129	80,513
Class R6	2,630	161,590	4,579	285,765
Administrator Class	N/A	N/A	3,174 [2]	178,900 [2]
Institutional Class	39,829	2,423,574	45,304	2,804,335
		63,790,598		58,020,637
Payment for shares redeemed
Class A	(736,873)	(37,332,480)	(1,230,912)	(62,359,948)
Class C	(541)[1]	(21,956)[1]	(11,351)	(427,701)
Class R6	(15,247)	(942,210)	(131,908)	(8,750,727)
Administrator Class	N/A	N/A	(9,076)[2]	(509,739)[2]
Institutional Class	(74,162)	(4,608,562)	(293,222)	(17,978,014)
		(42,905,208)		(90,026,129)
1 For the period from October 1, 2025 to November 14, 2025
2 For the period from October 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Mid Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
	Shares		Shares
Share conversions
Class A	5,845 [3]	$316,413 [3]	0	$0
Class C	(7,960)[3]	(316,413)[3]	0	0
Administrator Class	N/A	N/A	(32,694)[4]	(1,999,532)[4]
Institutional Class	0	0	29,714 [4]	1,999,532 [4]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		26,392,373		(17,508,578)
Total increase (decrease) in net assets		(85,695,525)		30,767,164
Net assets
Beginning of period		657,008,927		626,241,763
End of period		$571,313,402		$657,008,927
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$55.54	$51.51	$39.62	$35.92	$76.01	$64.21
Net investment loss	(0.22)[1]	(0.46)[1]	(0.38)[1]	(0.32)[1]	(0.55)	(0.77)[1]
Net realized and unrealized gains (losses) on investments	(3.39)	9.70	13.36	4.02	(28.31)	19.17
Total from investment operations	(3.61)	9.24	12.98	3.70	(28.86)	18.40
Distributions to shareholders from
Net realized gains	(5.86)	(5.21)	(1.09)	0.00	(11.23)	(6.60)
Net asset value, end of period	$46.07	$55.54	$51.51	$39.62	$35.92	$76.01
Total return[2]	(7.15)%	18.82%	33.36%	10.27%	(44.27)%	29.90%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.25%	1.23%	1.25%	1.23%	1.21%
Net expenses	1.13%	1.14%	1.16%	1.17%	1.16%	1.17%
Net investment loss	(0.86)%	(0.91)%	(0.83)%	(0.80)%	(1.03)%	(1.06)%
Supplemental data
Portfolio turnover rate	27%	69%	57%	49%	46%	41%
Net assets, end of period (000s omitted)	$545,256	$625,391	$583,572	$490,533	$490,694	$990,030

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$67.99	$61.78	$47.16	$42.59	$87.70	$72.94
Net investment loss	(0.17)[1]	(0.34)[1]	(0.25)[1]	(0.20)[1]	(0.40)[1]	(0.57)[1]
Net realized and unrealized gains (losses) on investments	(4.24)	11.76	15.96	4.77	(33.48)	21.93
Total from investment operations	(4.41)	11.42	15.71	4.57	(33.88)	21.36
Distributions to shareholders from
Net realized gains	(5.86)	(5.21)	(1.09)	0.00	(11.23)	(6.60)
Net asset value, end of period	$57.72	$67.99	$61.78	$47.16	$42.59	$87.70
Total return[2]	(7.01)%	19.24%	33.82%	10.70%	(44.07)%	30.41%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.81%	0.83%	0.80%	0.78%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.79%	0.78%
Net investment loss	(0.54)%	(0.54)%	(0.47)%	(0.43)%	(0.66)%	(0.68)%
Supplemental data
Portfolio turnover rate	27%	69%	57%	49%	46%	41%
Net assets, end of period (000s omitted)	$1,526	$2,018	$8,668	$56,539	$51,082	$94,430

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$67.40	$61.32	$46.84	$42.33	$87.27	$72.66
Net investment loss	(0.18)[1]	(0.38)[1]	(0.28)[1]	(0.23)[1]	(0.44)[1]	(0.62)[1]
Net realized and unrealized gains (losses) on investments	(4.20)	11.67	15.85	4.74	(33.27)	21.83
Total from investment operations	(4.38)	11.29	15.57	4.51	(33.71)	21.21
Distributions to shareholders from
Net realized gains	(5.86)	(5.21)	(1.09)	0.00	(11.23)	(6.60)
Net asset value, end of period	$57.16	$67.40	$61.32	$46.84	$42.33	$87.27
Total return[2]	(7.03)%	19.17%	33.75%	10.65%	(44.11)%	30.31%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.91%	0.92%	0.90%	0.88%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.58)%	(0.62)%	(0.52)%	(0.49)%	(0.72)%	(0.74)%
Supplemental data
Portfolio turnover rate	27%	69%	57%	49%	46%	41%
Net assets, end of period (000s omitted)	$24,531	$29,253	$31,440	$26,530	$35,710	$78,349

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Mid Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Mid Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Mid Cap Growth Fund | 13

Notes to financial statements (unaudited)
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $426,793,856 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$167,615,958
Gross unrealized losses	(22,533,286)
Net unrealized gains	$145,082,672
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$46,799,776	$0	$0	$46,799,776
Consumer discretionary	105,879,474	0	0	105,879,474
Financials	12,849,660	0	0	12,849,660
Health care	97,831,330	0	0	97,831,330
Industrials	189,019,267	0	0	189,019,267
Information technology	90,072,782	0	0	90,072,782
Utilities	19,195,638	0	0	19,195,638
Short-term investments
Investment companies	10,228,601	0	0	10,228,601
Total assets	$571,876,528	$0	$0	$571,876,528
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
14 | Allspring Mid Cap Growth Fund

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.18%
Class R6	0.80
Institutional Class	0.85
Allspring Mid Cap Growth Fund | 15

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $520 from the sale of Class A shares and $10 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $168,857,782 and $220,301,312, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Mid Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Mid Cap Growth Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Mid Cap Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3018 03-26

Allspring SMID Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring SMID Cap Growth Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.11%
Communication services: 1.86%
Entertainment: 1.86%
TKO Group Holdings, Inc. Class A	74,370	$14,996,710
Consumer discretionary: 13.90%
Broadline retail: 1.04%
MercadoLibre, Inc.†	4,853	8,390,934
Diversified consumer services: 2.22%
Liberty Live Holdings, Inc. Class C†	190,851	17,960,987
Hotels, restaurants & leisure: 6.25%
Cava Group, Inc.†	136,474	11,040,747
Dutch Bros, Inc. Class A†	235,664	11,938,738
Hyatt Hotels Corp. Class A	94,207	13,546,025
Viking Holdings Ltd.†	189,730	13,941,360
		50,466,870
Household durables: 1.88%
SharkNinja, Inc.†	75,688	8,015,359
Taylor Morrison Home Corp. Class A†	122,379	7,127,353
		15,142,712
Specialty retail: 2.51%
Burlington Stores, Inc.†	42,536	13,840,364
Chewy, Inc. Class A†	237,601	6,415,227
		20,255,591
Financials: 3.27%
Capital markets: 1.70%
Marex Group PLC	21,905	976,525
Miami International Holdings, Inc.†	326,978	12,725,984
		13,702,509
Financial services: 1.57%
Affirm Holdings, Inc.†	277,478	12,714,042
Health care: 23.74%
Biotechnology: 8.89%
Ascendis Pharma AS ADR†	51,783	11,844,326
Bridgebio Pharma, Inc.†	93,813	6,966,553
Insmed, Inc.†	104,095	17,021,614
Natera, Inc.†	55,194	11,038,248
Neurocrine Biosciences, Inc.†	63,334	8,343,621
Twist Bioscience Corp.†	135,919	6,458,871
Vericel Corp.†	192,581	6,195,331
Xenon Pharmaceuticals, Inc.†	66,915	3,891,107
		71,759,671
The accompanying notes are an integral part of these financial statements.
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.46%
Glaukos Corp.†	111,722	$12,027,990
iRhythm Holdings, Inc.†	134,779	15,906,618
		27,934,608
Health care providers & services: 7.29%
Alignment Healthcare, Inc.†	307,913	5,425,427
BrightSpring Health Services, Inc.†	200,680	8,550,975
Encompass Health Corp.	93,858	9,078,884
Guardant Health, Inc.†	160,539	14,828,987
RadNet, Inc.†	196,722	10,994,793
Tenet Healthcare Corp.†	53,045	10,010,122
		58,889,188
Life sciences tools & services: 1.17%
Bio-Techne Corp.	22,639	1,183,114
Repligen Corp.†	70,208	8,271,907
		9,455,021
Pharmaceuticals: 2.93%
Elanco Animal Health, Inc.†	367,448	8,793,031
Teva Pharmaceutical Industries Ltd. ADR†	493,704	14,870,364
		23,663,395
Industrials: 34.50%
Aerospace & defense: 8.78%
ATI, Inc.†	69,390	10,093,469
Carpenter Technology Corp.	50,766	20,009,419
Curtiss-Wright Corp.	25,951	17,675,745
Kratos Defense & Security Solutions, Inc.†	79,598	5,612,455
Mercury Systems, Inc.†	164,172	11,969,781
York Space Systems, Inc.†	250,634	5,556,556
		70,917,425
Building products: 2.28%
Modine Manufacturing Co.†	84,847	18,387,193
Commercial services & supplies: 3.61%
Casella Waste Systems, Inc. Class A†	204,528	16,227,252
RB Global, Inc.	134,664	12,907,544
		29,134,796
Construction & engineering: 7.24%
Argan, Inc.	24,676	13,439,783
Comfort Systems USA, Inc.	19,787	27,286,075
Construction Partners, Inc. Class A†	159,930	17,771,422
		58,497,280
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Electrical equipment: 2.80%
Bloom Energy Corp. Class A†	128,749	$17,444,202
Power Solutions International, Inc.†	85,421	5,200,431
		22,644,633
Ground transportation: 2.36%
Saia, Inc.†	26,386	9,268,874
XPO, Inc.†	50,137	9,754,153
		19,023,027
Machinery: 2.28%
RBC Bearings, Inc.†	33,973	18,451,416
Professional services: 1.52%
UL Solutions, Inc. Class A	142,872	12,245,559
Trading companies & distributors: 3.63%
Applied Industrial Technologies, Inc.	45,241	12,003,342
SiteOne Landscape Supply, Inc.†	69,002	9,184,856
Xometry, Inc. Class A†	198,171	8,093,304
		29,281,502
Information technology: 18.47%
Communications equipment: 2.11%
Viavi Solutions, Inc.†	513,488	17,088,881
Electronic equipment, instruments & components: 6.09%
Celestica, Inc.†	43,904	12,366,878
Fabrinet†	26,013	13,566,300
Novanta, Inc.†	105,862	12,503,361
Teledyne Technologies, Inc.†	17,779	10,756,473
		49,193,012
IT services: 3.25%
DigitalOcean Holdings, Inc.†	72,329	6,204,381
MongoDB, Inc. Class A†	38,118	9,330,143
Twilio, Inc. Class A†	85,000	10,694,700
		26,229,224
Semiconductors & semiconductor equipment: 4.58%
Credo Technology Group Holding Ltd.†	102,675	9,638,102
Entegris, Inc.	103,747	12,163,298
Impinj, Inc.†	52,065	5,347,076
Monolithic Power Systems, Inc.	8,996	9,835,777
		36,984,253
Software: 2.44%
Guidewire Software, Inc.†	98,972	14,802,252
Tyler Technologies, Inc.†	14,304	4,897,404
		19,699,656
The accompanying notes are an integral part of these financial statements.
4 | Allspring SMID Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Real estate: 2.02%
Real estate management & development: 2.02%
Jones Lang LaSalle, Inc.†	53,736	$16,352,939
Utilities: 1.35%
Independent power and renewable electricity producers: 1.35%
Talen Energy Corp.†	34,281	10,943,524
Total common stocks (Cost $638,793,399)		800,406,558

		Yield
Short-term investments: 0.59%
Investment companies: 0.59%
Allspring Government Money Market Fund Select Class♠∞		3.60%	4,779,637	4,779,637
Total short-term investments (Cost $4,779,637)				4,779,637
Total investments in securities (Cost $643,573,036)	99.70%			805,186,195
Other assets and liabilities, net	0.30			2,407,500
Total net assets	100.00%			$807,593,695

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,220,964	$168,736,410	$(168,177,737)	$0	$0	$4,779,637	4,779,637	$166,676
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 5

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $638,793,399)	$800,406,558
Investments in affiliated securities, at value (cost $4,779,637)	4,779,637
Cash	172
Receivable for investments sold	6,406,811
Receivable for Fund shares sold	333,638
Receivable for dividends	81,658
Prepaid expenses and other assets	45,912
Total assets	812,054,386
Liabilities
Payable for investments purchased	3,403,890
Management fee payable	507,769
Payable for Fund shares redeemed	326,970
Administration fees payable	97,085
Shareholder servicing fees payable	73,794
Trustees’ fees and expenses payable	343
Accrued expenses and other liabilities	50,840
Total liabilities	4,460,691
Total net assets	$807,593,695
Net assets consist of
Paid-in capital	$620,795,460
Total distributable earnings	186,798,235
Total net assets	$807,593,695
Computation of net asset value and offering price per share
Net assets–Class A	$307,074,345
Shares outstanding–Class A1	14,218,740
Net asset value per share–Class A	$21.60
Maximum offering price per share – Class A2	$22.92
Net assets–Class R6	$143,894,001
Shares outstanding–Class R6[1]	5,201,980
Net asset value per share–Class R6	$27.66
Net assets–Administrator Class	$33,795,543
Shares outstanding–Administrator Class[1]	1,429,619
Net asset value per share–Administrator Class	$23.64
Net assets–Institutional Class	$322,829,806
Shares outstanding–Institutional Class[1]	11,943,240
Net asset value per share–Institutional Class	$27.03
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring SMID Cap Growth Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $12,396)	$632,927
Income from affiliated securities	166,676
Interest	1,738
Total investment income	801,341
Expenses
Management fee	3,486,300
Administration fees
Class A	340,040
Class C	536 [1]
Class R6	24,059
Administrator Class	26,170
Institutional Class	230,877
Shareholder servicing fees
Class A	424,675
Class C	670 [1]
Administrator Class	48,555
Distribution fee
Class C	1,988 [1]
Custody and accounting fees	15,887
Professional fees	22,742
Registration fees	42,146
Shareholder report expenses	30,815
Trustees’ fees and expenses	7,638
Other fees and expenses	21,748
Total expenses	4,724,846
Less: Fee waivers and/or expense reimbursements
Fund-level	(218,701)
Class A	(43,697)
Administrator Class	(2)
Net expenses	4,462,446
Net investment loss	(3,661,105)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	36,305,291
Net change in unrealized gains (losses) on investments	(86,538,688)
Net realized and unrealized gains (losses) on investments	(50,233,397)
Net decrease in net assets resulting from operations	$(53,894,502)
1 For the period from October 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment loss		$(3,661,105)		$(7,986,823)
Net realized gains on investments		36,305,291		146,071,880
Net change in unrealized gains (losses) on investments		(86,538,688)		(68,307,802)
Net increase (decrease) in net assets resulting from operations		(53,894,502)		69,777,255
Distributions to shareholders from
Net investment income and net realized gains
Class A		(54,489,704)		(36,981,041)
Class C		0 [1]		(336,902)
Class R6		(20,600,435)		(18,398,144)
Administrator Class		(6,084,978)		(4,404,183)
Institutional Class		(46,773,341)		(30,894,971)
Total distributions to shareholders		(127,948,458)		(91,015,241)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	133,053	3,207,550	281,750	7,372,906
Class C	0 [1]	0 [1]	11,682	217,068
Class R6	331,210	10,272,248	803,776	26,013,457
Administrator Class	80,967	2,214,096	198,491	5,566,343
Institutional Class	579,241	17,230,242	1,584,459	50,348,502
		32,924,136		89,518,276
Reinvestment of distributions
Class A	2,306,348	52,953,756	1,321,112	35,987,085
Class C	0 [1]	0 [1]	17,618	326,822
Class R6	685,948	20,146,276	538,340	18,045,142
Administrator Class	241,566	6,070,559	149,526	4,396,056
Institutional Class	1,439,265	41,321,293	836,068	27,506,624
		120,491,884		86,261,729
Payment for shares redeemed
Class A	(1,404,489)	(34,577,810)	(3,200,951)	(83,624,100)
Class C	(4,942)[1]	(91,022)[1]	(50,257)	(907,654)
Class R6	(935,056)	(29,745,045)	(3,874,288)	(123,889,864)
Administrator Class	(338,349)	(8,885,289)	(683,441)	(19,256,342)
Institutional Class	(1,376,367)	(41,787,949)	(3,305,767)	(105,307,455)
		(115,087,115)		(332,985,415)
1 For the period from October 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring SMID Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
	Shares		Shares
Share conversions
Class A	73,944 [2]	$1,971,686 [2]	0	$0
Class C	(109,395)[2]	(1,971,686)[2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		38,328,905		(157,205,410)
Total decrease in net assets		(143,514,055)		(178,443,396)
Net assets
Beginning of period		951,107,750		1,129,551,146
End of period		$807,593,695		$951,107,750
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.37	$27.92	$21.43	$19.73	$47.48	$39.95
Net investment loss	(0.12)[1]	(0.26)[1]	(0.20)[1]	(0.17)[1]	(0.30)[1]	(0.53)
Net realized and unrealized gains (losses) on investments	(1.36)	2.30	6.69	2.16	(14.84)	10.51
Total from investment operations	(1.48)	2.04	6.49	1.99	(15.14)	9.98
Distributions to shareholders from
Net realized gains	(4.29)	(2.59)	0.00	(0.29)	(12.61)	(2.45)
Net asset value, end of period	$21.60	$27.37	$27.92	$21.43	$19.73	$47.48
Total return[2]	(6.33)%	7.33%	30.28%	10.08%	(42.03)%	25.48%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.24%	1.24%	1.21%	1.19%
Net expenses	1.18%	1.17%	1.18%	1.20%	1.19%	1.18%
Net investment loss	(1.01)%	(0.97)%	(0.82)%	(0.77)%	(1.08)%	(1.08)%
Supplemental data
Portfolio turnover rate	49%	74%	64%	52%	58%	51%
Net assets, end of period (000s omitted)	$307,074	$358,863	$410,614	$386,119	$414,018	$875,257

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.79	$33.77	$25.83	$23.63	$54.02	$44.98
Net investment loss	(0.09)[1]	(0.19)[1]	(0.12)[1]	(0.09)[1]	(0.22)[1]	(0.35)[1]
Net realized and unrealized gains (losses) on investments	(1.75)	2.80	8.06	2.58	(17.56)	11.84
Total from investment operations	(1.84)	2.61	7.94	2.49	(17.78)	11.49
Distributions to shareholders from
Net realized gains	(4.29)	(2.59)	0.00	(0.29)	(12.61)	(2.45)
Net asset value, end of period	$27.66	$33.79	$33.77	$25.83	$23.63	$54.02
Total return[2]	(6.18)%	7.78%	30.74%	10.58%	(41.80)%	26.01%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.82%	0.81%	0.78%	0.76%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.78%	0.76%
Net investment loss	(0.61)%	(0.59)%	(0.42)%	(0.36)%	(0.66)%	(0.66)%
Supplemental data
Portfolio turnover rate	49%	74%	64%	52%	58%	51%
Net assets, end of period (000s omitted)	$143,894	$172,995	$258,437	$287,218	$353,183	$771,279

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.55	$29.94	$22.97	$21.12	$49.83	$41.79
Net investment loss	(0.13)[1]	(0.27)[1]	(0.20)[1]	(0.16)[1]	(0.30)[1]	(0.49)[1]
Net realized and unrealized gains (losses) on investments	(1.49)	2.47	7.17	2.30	(15.80)	10.98
Total from investment operations	(1.62)	2.20	6.97	2.14	(16.10)	10.49
Distributions to shareholders from
Net realized gains	(4.29)	(2.59)	0.00	(0.29)	(12.61)	(2.45)
Net asset value, end of period	$23.64	$29.55	$29.94	$22.97	$21.12	$49.83
Total return[2]	(6.34)%	7.38%	30.34%	10.18%	(41.98)%	25.58%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.16%	1.12%	1.09%	1.11%
Net expenses	1.14%	1.14%	1.14%	1.11%	1.09%	1.11%
Net investment loss	(0.96)%	(0.94)%	(0.77)%	(0.69)%	(0.98)%	(1.01)%
Supplemental data
Portfolio turnover rate	49%	74%	64%	52%	58%	51%
Net assets, end of period (000s omitted)	$33,796	$42,712	$53,313	$48,826	$70,724	$189,022

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.13	$33.19	$25.41	$23.27	$53.45	$44.57
Net investment loss	(0.11)[1]	(0.22)[1]	(0.15)[1]	(0.12)[1]	(0.25)[1]	(0.40)[1]
Net realized and unrealized gains (losses) on investments	(1.70)	2.75	7.93	2.55	(17.32)	11.73
Total from investment operations	(1.81)	2.53	7.78	2.43	(17.57)	11.33
Distributions to shareholders from
Net realized gains	(4.29)	(2.59)	0.00	(0.29)	(12.61)	(2.45)
Net asset value, end of period	$27.03	$33.13	$33.19	$25.41	$23.27	$53.45
Total return[2]	(6.22)%	7.66%	30.62%	10.49%	(41.88)%	25.91%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.92%	0.91%	0.88%	0.86%
Net expenses	0.89%	0.89%	0.89%	0.89%	0.88%	0.86%
Net investment loss	(0.71)%	(0.69)%	(0.52)%	(0.46)%	(0.76)%	(0.76)%
Supplemental data
Portfolio turnover rate	49%	74%	64%	52%	58%	51%
Net assets, end of period (000s omitted)	$322,830	$374,420	$404,506	$425,304	$517,465	$1,090,159

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
14 | Allspring SMID Cap Growth Fund

Notes to financial statements (unaudited)
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $651,031,338 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$205,623,443
Gross unrealized losses	(51,468,586)
Net unrealized gains	$154,154,857
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,996,710	$0	$0	$14,996,710
Consumer discretionary	112,217,094	0	0	112,217,094
Financials	26,416,551	0	0	26,416,551
Health care	191,701,883	0	0	191,701,883
Industrials	278,582,831	0	0	278,582,831
Information technology	149,195,026	0	0	149,195,026
Real estate	16,352,939	0	0	16,352,939
Utilities	10,943,524	0	0	10,943,524
Short-term investments
Investment companies	4,779,637	0	0	4,779,637
Total assets	$805,186,195	$0	$0	$805,186,195
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring SMID Cap Growth Fund | 15

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.21%
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.89
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $406 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2026.
16 | Allspring SMID Cap Growth Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $436,168,149 and $517,675,147, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring SMID Cap Growth Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring SMID Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring SMID Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3321 03-26

Allspring Common Stock Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Common Stock Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.64%
Communication services: 1.44%
Entertainment: 1.44%
Roku, Inc.†	87,739	$8,301,864
Consumer discretionary: 8.83%
Automobile components: 0.91%
Gentherm, Inc.†	188,692	5,241,864
Hotels, restaurants & leisure: 1.26%
Planet Fitness, Inc. Class A†	97,416	7,245,802
Household durables: 1.42%
Toll Brothers, Inc.	60,083	8,199,527
Specialty retail: 4.71%
Burlington Stores, Inc.†	24,342	7,920,400
Chewy, Inc. Class A†	178,335	4,815,045
National Vision Holdings, Inc.†	279,876	7,248,788
Revolve Group, Inc.†	319,116	7,215,213
		27,199,446
Textiles, apparel & luxury goods: 0.53%
Tapestry, Inc.	21,877	3,087,063
Energy: 2.64%
Oil, gas & consumable fuels: 2.64%
Antero Resources Corp.†	145,555	6,177,354
Coterra Energy, Inc.	185,642	6,523,460
Teekay Corp. Ltd.	207,947	2,539,033
		15,239,847
Financials: 14.88%
Banks: 7.16%
Ameris Bancorp	119,377	9,310,212
Axos Financial, Inc.†	80,095	6,815,284
Customers Bancorp, Inc.†	25,694	1,783,421
Popular, Inc.	46,632	6,256,615
Texas Capital Bancshares, Inc.†	83,241	7,897,906
Wintrust Financial Corp.	66,603	9,253,821
		41,317,259
Capital markets: 2.14%
Cboe Global Markets, Inc.	15,376	4,321,732
Raymond James Financial, Inc.	39,249	5,682,863
StoneX Group, Inc.†	29,137	2,349,899
		12,354,494
Insurance: 5.58%
Arch Capital Group Ltd.†	62,537	6,002,926
Axis Capital Holdings Ltd.	61,887	6,275,961
The accompanying notes are an integral part of these financial statements.
2 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Insurance(continued)
First American Financial Corp.	90,730	$5,470,112
Reinsurance Group of America, Inc.	41,883	8,550,833
Unum Group	80,329	5,866,427
		32,166,259
Health care: 13.85%
Biotechnology: 3.81%
ACADIA Pharmaceuticals, Inc.†	72,253	1,608,352
Arrowhead Pharmaceuticals, Inc.†	35,258	2,210,677
Catalyst Pharmaceuticals, Inc.†	68,937	1,706,880
Exelixis, Inc.†	42,717	1,832,132
Janux Therapeutics, Inc.†	113,729	1,580,833
Monte Rosa Therapeutics, Inc.†	101,498	1,669,642
Praxis Precision Medicines, Inc.†	4,936	1,590,330
Protagonist Therapeutics, Inc.†	17,652	1,860,521
PTC Therapeutics, Inc.†	25,580	1,742,765
Roivant Sciences Ltd.†	82,200	2,276,940
United Therapeutics Corp.†	6,601	3,914,261
		21,993,333
Health care equipment & supplies: 2.41%
Haemonetics Corp.†	102,098	5,754,244
LivaNova PLC†	128,145	8,144,896
		13,899,140
Health care providers & services: 2.14%
HealthEquity, Inc.†	111,751	9,339,031
Humana, Inc.	17,178	2,978,494
		12,317,525
Life sciences tools & services: 5.19%
Azenta, Inc.†	366,044	7,734,510
Bio-Rad Laboratories, Inc. Class A†	25,838	7,202,342
Bruker Corp.	228,111	8,239,369
ICON PLC ADR†	61,333	6,787,110
		29,963,331
Pharmaceuticals: 0.30%
Amneal Pharmaceuticals, Inc.†	140,036	1,740,647
Industrials: 26.54%
Aerospace & defense: 4.00%
BWX Technologies, Inc.	44,198	9,038,049
Melrose Industries PLC	982,494	6,657,574
V2X, Inc.†	107,799	7,384,231
		23,079,854
Building products: 3.27%
AAON, Inc.	61,278	5,070,755
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Building products(continued)
AZZ, Inc.	57,173	$7,154,057
Carlisle Cos., Inc.	19,885	6,634,034
		18,858,846
Commercial services & supplies: 1.79%
Montrose Environmental Group, Inc.†	293,226	6,418,717
Republic Services, Inc. Class A	17,805	3,899,651
		10,318,368
Construction & engineering: 3.24%
API Group Corp.†	231,401	9,376,369
Comfort Systems USA, Inc.	4,135	5,702,124
Sterling Infrastructure, Inc.†	8,920	3,632,848
		18,711,341
Electrical equipment: 3.68%
Allient, Inc.	156,616	9,254,439
Nextpower, Inc. Class A†	22,734	2,740,584
Regal Rexnord Corp.	49,445	9,259,071
		21,254,094
Machinery: 1.19%
ESAB Corp.	70,970	6,859,960
Marine transportation: 1.95%
Kirby Corp.†	84,656	11,249,089
Passenger airlines: 1.22%
Alaska Air Group, Inc.†	190,553	7,008,539
Trading companies & distributors: 6.20%
Applied Industrial Technologies, Inc.	33,621	8,920,324
Herc Holdings, Inc.	72,101	7,177,655
QXO, Inc.†	523,410	10,164,622
WESCO International, Inc.	34,828	9,529,637
		35,792,238
Information technology: 17.16%
Communications equipment: 0.51%
Ciena Corp.†	7,617	2,957,148
Electronic equipment, instruments & components: 6.14%
Littelfuse, Inc.	27,434	9,309,728
Mirion Technologies, Inc. Class A†	389,624	7,243,110
Ralliant Corp.	171,576	7,135,846
Sanmina Corp.†	10,582	1,371,851
Teledyne Technologies, Inc.†	12,323	7,455,538
TTM Technologies, Inc.†	29,970	2,919,677
		35,435,750
The accompanying notes are an integral part of these financial statements.
4 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
IT services: 1.33%
Okta, Inc.†	97,028	$7,637,074
Semiconductors & semiconductor equipment: 5.63%
Allegro MicroSystems, Inc.†	228,727	7,211,762
Credo Technology Group Holding Ltd.†	20,148	1,891,293
Marvell Technology, Inc.	106,301	10,529,114
ON Semiconductor Corp.†	207,740	12,863,261
		32,495,430
Software: 2.97%
CCC Intelligent Solutions Holdings, Inc.†	967,800	5,806,800
Cipher Digital, Inc.†	83,238	1,071,273
D-Wave Quantum, Inc.†	54,279	783,246
Dynatrace, Inc.†	255,614	9,452,606
		17,113,925
Technology hardware, storage & peripherals: 0.58%
Sandisk Corp.†	5,299	3,366,666
Materials: 7.52%
Chemicals: 2.84%
Ashland, Inc.	134,450	7,476,764
Westlake Corp.	76,278	8,910,796
		16,387,560
Containers & packaging: 1.11%
Crown Holdings, Inc.	63,829	6,398,857
Metals & mining: 2.23%
Century Aluminum Co.†	41,547	2,438,394
Coeur Mining, Inc.†	134,465	2,523,908
Commercial Metals Co.	128,821	7,913,474
		12,875,776
Paper & forest products: 1.34%
Louisiana-Pacific Corp.	105,979	7,709,972
Real estate: 4.42%
Health care REITs: 0.44%
Omega Healthcare Investors, Inc.	58,036	2,543,138
Industrial REITs: 1.57%
Terreno Realty Corp.	146,983	9,027,696
Residential REITs: 1.49%
Sun Communities, Inc.	68,352	8,609,618
Specialized REITs: 0.92%
SBA Communications Corp. Class A	30,875	5,313,896
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Utilities: 1.36%
Independent power and renewable electricity producers: 1.36%
Talen Energy Corp.†	24,522	$7,828,158
Total common stocks (Cost $468,284,128)		569,100,394

		Yield
Short-term investments: 0.67%
Investment companies: 0.67%
Allspring Government Money Market Fund Select Class♠∞		3.60%	3,879,535	3,879,535
Total short-term investments (Cost $3,879,535)				3,879,535
Total investments in securities (Cost $472,163,663)	99.31%			572,979,929
Other assets and liabilities, net	0.69			3,973,110
Total net assets	100.00%			$576,953,039

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,986,689	$78,533,872	$(79,641,026)	$0	$0	$3,879,535	3,879,535	$86,323
The accompanying notes are an integral part of these financial statements.
6 | Allspring Common Stock Fund

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $468,284,128)	$569,100,394
Investments in affiliated securities, at value (cost $3,879,535)	3,879,535
Foreign currency, at value (cost $71)	76
Receivable for investments sold	4,627,080
Receivable for dividends	426,791
Receivable for Fund shares sold	19,180
Prepaid expenses and other assets	45,302
Total assets	578,098,358
Liabilities
Payable for Fund shares redeemed	491,985
Management fee payable	378,993
Shareholder servicing fees payable	119,301
Administration fees payable	98,182
Trustees’ fees and expenses payable	370
Accrued expenses and other liabilities	56,488
Total liabilities	1,145,319
Total net assets	$576,953,039
Net assets consist of
Paid-in capital	$436,744,025
Total distributable earnings	140,209,014
Total net assets	$576,953,039
Computation of net asset value and offering price per share
Net assets–Class A	$550,761,690
Shares outstanding–Class A1	33,942,158
Net asset value per share–Class A	$16.23
Maximum offering price per share – Class A2	$17.22
Net assets–Class R6	$3,629,828
Shares outstanding–Class R6[1]	194,140
Net asset value per share–Class R6	$18.70
Net assets–Institutional Class	$22,561,521
Shares outstanding–Institutional Class[1]	1,216,461
Net asset value per share–Institutional Class	$18.55
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 7

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,526)	$2,075,728
Income from affiliated securities	86,323
Interest	1,004
Total investment income	2,163,055
Expenses
Management fee	2,493,226
Administration fees
Class A	598,134
Class C	167 [1]
Class R6	735
Institutional Class	18,469
Shareholder servicing fees
Class A	747,032
Class C	209 [1]
Distribution fee
Class C	511 [1]
Custody and accounting fees	13,971
Professional fees	26,184
Registration fees	43,414
Shareholder report expenses	19,209
Trustees’ fees and expenses	6,390
Other fees and expenses	10,422
Total expenses	3,978,073
Less: Fee waivers and/or expense reimbursements
Fund-level	(86,167)
Class A	(147,457)
Institutional Class	(10,912)
Net expenses	3,733,537
Net investment loss	(1,570,482)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	61,962,657
Foreign currency and foreign currency translations	1,642
Net realized gains on investments	61,964,299
Net change in unrealized gains (losses) on
Unaffiliated securities	(61,574,589)
Foreign currency and foreign currency translations	(1,731)
Net change in unrealized gains (losses) on investments	(61,576,320)
Net realized and unrealized gains (losses) on investments	387,979
Net decrease in net assets resulting from operations	$(1,182,503)
1 For the period from October 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Common Stock Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment loss		$(1,570,482)		$(361,512)
Net realized gains on investments		61,964,299		27,823,980
Net change in unrealized gains (losses) on investments		(61,576,320)		(51,211,723)
Net decrease in net assets resulting from operations		(1,182,503)		(23,749,255)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(25,543,662)		(41,978,446)
Class C		0 [1]		(114,745)
Class R6		(193,586)		(325,254)
Administrator Class		N/A		(66,931)[2]
Institutional Class		(978,110)		(2,810,180)
Total distributions to shareholders		(26,715,358)		(45,295,556)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	106,890	1,833,736	283,130	4,842,320
Class C	0 [1]	0 [1]	8,264	65,420
Class R6	29,755	580,758	150,602	2,961,198
Administrator Class	N/A	N/A	1,441 [2]	26,808 [2]
Institutional Class	129,616	2,541,412	239,933	4,680,292
		4,955,906		12,576,038
Reinvestment of distributions
Class A	1,412,143	24,020,553	2,183,359	39,540,624
Class C	0 [1]	0 [1]	15,218	114,745
Class R6	9,887	193,586	15,743	325,248
Administrator Class	N/A	N/A	3,233 [2]	63,307 [2]
Institutional Class	50,186	974,601	136,780	2,805,360
		25,188,740		42,849,284
Payment for shares redeemed
Class A	(3,677,619)	(63,076,313)	(5,767,745)	(99,720,622)
Class C	(4,728)[1]	(32,933)[1]	(46,001)	(344,569)
Class R6	(181,920)	(3,614,878)	(106,873)	(2,072,214)
Administrator Class	N/A	N/A	(13,422)[2]	(233,360)[2]
Institutional Class	(708,881)	(13,893,176)	(1,463,631)	(28,059,915)
		(80,617,300)		(130,430,680)
1 For the period from October 1, 2025 to November 14, 2025
2 For the period from October 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
	Shares		Shares
Share conversions
Class A	36,941 [3]	$619,617 [3]	0	$0
Class C	(89,367)[3]	(619,617)[3]	0	0
Administrator Class	N/A	N/A	(52,103)[4]	(965,208)[4]
Institutional Class	0	0	49,648 [4]	965,208 [4]
		0		0
Net decrease in net assets resulting from capital share transactions		(50,472,654)		(75,005,358)
Total decrease in net assets		(78,370,515)		(144,050,169)
Net assets
Beginning of period		655,323,554		799,373,723
End of period		$576,953,039		$655,323,554
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Common Stock Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.04	$18.62	$15.89	$16.31	$24.46	$17.88
Net investment loss	(0.04)[1]	(0.01)[1]	(0.05)[1]	(0.05)[1]	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.03)	(0.47)	3.39	2.34	(3.79)	7.75
Total from investment operations	(0.07)	(0.48)	3.34	2.29	(3.91)	7.63
Distributions to shareholders from
Net realized gains	(0.74)	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)
Net asset value, end of period	$16.23	$17.04	$18.62	$15.89	$16.31	$24.46
Total return[2]	(0.61)%	(2.93)%	21.60%	14.48%	(20.08)%	43.77%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.27%	1.26%	1.27%	1.26%	1.25%
Net expenses	1.20%	1.19%	1.21%	1.23%	1.23%	1.23%
Net investment loss	(0.52)%	(0.07)%	(0.27)%	(0.30)%	(0.58)%	(0.50)%
Supplemental data
Portfolio turnover rate	44%	56%	46%	36%	40%	48%
Net assets, end of period (000s omitted)	$550,762	$614,352	$733,100	$686,143	$684,178	$945,399

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.49	$21.08	$17.84	$17.94	$26.41	$19.16
Net investment income (loss)	(0.01)[1]	0.06 [1]	0.02 [1]	0.02 [1]	(0.04)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	(0.04)	(0.55)	3.83	2.59	(4.19)	8.32
Total from investment operations	(0.05)	(0.49)	3.85	2.61	(4.23)	8.30
Distributions to shareholders from
Net realized gains	(0.74)	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)
Net asset value, end of period	$18.70	$19.49	$21.08	$17.84	$17.94	$26.41
Total return[2]	(0.43)%	(2.63)%	22.11%	15.00%	(19.77)%	44.37%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.84%	0.84%	0.83%	0.82%
Net expenses	0.83%	0.83%	0.83%	0.83%	0.83%	0.82%
Net investment income (loss)	(0.12)%	0.28%	0.12%	0.09%	(0.17)%	(0.09)%
Supplemental data
Portfolio turnover rate	44%	56%	46%	36%	40%	48%
Net assets, end of period (000s omitted)	$3,630	$6,555	$5,837	$6,378	$27,209	$35,280

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.34	$20.93	$17.72	$17.85	$26.30	$19.09
Net investment income (loss)	(0.01)[1]	0.05 [1]	0.02 [1]	0.02 [1]	(0.04)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	(0.04)	(0.54)	3.80	2.56	(4.17)	8.29
Total from investment operations	(0.05)	(0.49)	3.82	2.58	(4.21)	8.26
Distributions to shareholders from
Net realized gains	(0.74)	(1.10)	(0.61)	(2.71)	(4.24)	(1.05)
Net asset value, end of period	$18.55	$19.34	$20.93	$17.72	$17.85	$26.30
Total return[2]	(0.43)%	(2.65)%	22.09%	14.89%	(19.78)%	44.32%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.95%	0.94%	0.94%	0.93%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	(0.15)%	0.27%	0.10%	0.09%	(0.20)%	(0.14)%
Supplemental data
Portfolio turnover rate	44%	56%	46%	36%	40%	48%
Net assets, end of period (000s omitted)	$22,562	$33,753	$58,240	$75,148	$74,701	$98,202

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Common Stock Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
14 | Allspring Common Stock Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $483,900,904 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$138,609,710
Gross unrealized losses	(49,530,685)
Net unrealized gains	$89,079,025
As of September 30, 2025, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were both recognized on the first day of the current fiscal year in the following amounts:
Deferred post-October capital losses
Short-Term	Late-Year Ordinary Loss Deferred
$3,603,006	$360,630
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Common Stock Fund | 15

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,301,864	$0	$0	$8,301,864
Consumer discretionary	50,973,702	0	0	50,973,702
Energy	15,239,847	0	0	15,239,847
Financials	85,838,012	0	0	85,838,012
Health care	79,913,976	0	0	79,913,976
Industrials	146,474,755	6,657,574	0	153,132,329
Information technology	99,005,993	0	0	99,005,993
Materials	43,372,165	0	0	43,372,165
Real estate	25,494,348	0	0	25,494,348
Utilities	7,828,158	0	0	7,828,158
Short-term investments
Investment companies	3,879,535	0	0	3,879,535
Total assets	$566,322,355	$6,657,574	$0	$572,979,929
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
16 | Allspring Common Stock Fund

Notes to financial statements (unaudited)
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.25%
Class R6	0.83
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $130 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $273,111,586 and $354,798,086, respectively.
Allspring Common Stock Fund | 17

Notes to financial statements (unaudited)
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Common Stock Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Common Stock Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Common Stock Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3301 03-26

Allspring Income Plus Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Income Plus Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.46%
FHLMC	5.50%	10-1-2054	$4,028,436	$4,049,373
FHLMC	5.50	11-1-2054	372,321	374,237
FHLMC	5.50	6-1-2055	2,832,492	2,847,727
FNMA%%	5.00	4-13-2056	13,820,000	13,628,270
FNMA%%	5.50	4-13-2056	2,800,000	2,812,897
FNMA%%	6.00	4-13-2056	12,995,000	13,246,167
GNMA	5.00	12-20-2054	1,415,247	1,403,402
GNMA%%	5.00	4-21-2056	1,745,000	1,728,078
GNMA	5.50	12-20-2054	2,347,719	2,369,760
GNMA%%	5.50	4-21-2056	18,030,000	18,144,828
Total agency securities (Cost $60,694,983)				60,604,739
Asset-backed securities: 6.77%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	181,179	188,718
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	490,833	496,690
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	682,844	618,093
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	215,000	213,926
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	64,547	62,850
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	152,531	139,994
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	28,279	28,148
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	696,500	700,634
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	474,494	483,896
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	965,642
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	780,000	755,943
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	740,000	763,752
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	57,449
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	334,985	338,103
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	230,382	234,988
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	177,750	181,043
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	207,696	212,484
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.59	11-16-2036	1,000,000	1,004,450
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.17	4-19-2043	210,000	209,877
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	227,125	225,928
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	301,418	305,608
Lafayette Federal Credit Union Asset Trust Series 2026-HI1A Class A2144A	5.38	1-25-2046	235,342	233,692
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	79,248	79,022
MNR ABS Issuer I LLC‡	8.12	12-15-2038	139,789	142,585
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	895,950	911,414
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	330,000	207,696
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	445,000	447,874
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	81,329	81,508
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	506,611	504,649
The accompanying notes are an integral part of these financial statements.
2 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37%	1-17-2033	$539,532	$541,853
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.22	4-15-2037	875,000	874,979
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	492,917	493,836
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	215,000	210,821
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	1,000,000	1,015,316
Total asset-backed securities (Cost $14,090,786)				13,933,461

	Shares
Common stocks: 0.07%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA†	1,285	240
Energy: 0.07%
Independent power and renewable electricity producers: 0.07%
Enviva, Inc. (Acquired 12-6-2024, cost $45,706)‡†˃	8,376	150,768
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Total common stocks (Cost $472,765)		151,008

			Principal
Corporate bonds and notes: 28.22%
Basic materials: 1.09%
Chemicals: 0.81%
Air Products & Chemicals, Inc.	4.00	3-3-2035	$300,000	347,572
Celanese U.S. Holdings LLC	7.38	7-15-2032	415,000	433,158
Chemours Co.144A##	8.00	1-15-2033	550,000	553,003
LYB International Finance III LLC	5.50	3-1-2034	65,000	64,610
LYB International Finance III LLC	5.88	1-15-2036	255,000	255,843
				1,654,186
Iron/steel: 0.28%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	40,000	35,927
Cleveland-Cliffs, Inc.144A##	7.00	3-15-2032	560,000	541,829
				577,756
Communications: 5.06%
Internet: 1.63%
Alphabet, Inc.	5.65	2-15-2056	310,000	309,003
Amazon.com, Inc.##	4.25	3-13-2031	660,000	655,135
Amazon.com, Inc.	4.88	3-13-2036	430,000	426,081
Amazon.com, Inc.	5.80	3-13-2056	365,000	364,707
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Arches Buyer, Inc.144A	6.13%	12-1-2028	$345,000	$330,409
Booking Holdings, Inc.	4.13	5-12-2033	145,000	169,388
Meta Platforms, Inc.	4.88	11-15-2035	425,000	416,943
Meta Platforms, Inc.	5.63	11-15-2055	400,000	374,956
Wayfair LLC144A	6.75	11-15-2032	305,000	307,315
				3,353,937
Media: 1.98%
CCO Holdings LLC/CCO Holdings Capital Corp.144A##	4.25	1-15-2034	880,000	752,834
Charter Communications Operating LLC/Charter Communications Operating Capital##	2.80	4-1-2031	610,000	547,662
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	95,000	60,476
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	235,000	243,425
Comcast Corp.	2.94	11-1-2056	120,000	66,476
Comcast Corp.	5.50	5-15-2064	205,000	181,554
CSC Holdings LLC144A	5.50	4-15-2027	170,000	147,457
CSC Holdings LLC144A	11.25	5-15-2028	325,000	265,572
DISH Network Corp.144A	11.75	11-15-2027	205,000	211,200
Gray Media, Inc.144A	9.63	7-15-2032	425,000	424,973
News Corp.144A	3.88	5-15-2029	280,000	270,221
News Corp.144A	5.13	2-15-2032	380,000	371,532
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	510,000	341,700
Time Warner Cable LLC	5.50	9-1-2041	220,000	189,607
				4,074,689
Telecommunications: 1.45%
AT&T, Inc.	3.55	9-15-2055	270,000	175,598
AT&T, Inc.##	5.70	11-1-2054	625,000	585,206
Level 3 Financing, Inc.144A	3.75	7-15-2029	60,000	55,650
Level 3 Financing, Inc.144A	7.00	3-31-2034	295,000	301,958
Level 3 Financing, Inc.144A	8.50	1-15-2036	430,000	448,667
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	435,000	429,994
T-Mobile USA, Inc.	5.25	6-15-2055	260,000	231,258
Verizon Communications, Inc.	5.00	1-15-2036	455,000	445,576
Verizon Communications, Inc.	5.88	11-30-2055	170,000	165,355
WULF Compute LLC144A	7.75	10-15-2030	140,000	147,935
				2,987,197
Consumer, cyclical: 3.13%
Airlines: 0.26%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	341,342	337,025
Southwest Airlines Co.	5.25	11-15-2035	160,000	150,177
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	45,585	46,346
				533,548
The accompanying notes are an integral part of these financial statements.
4 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.67%
Beach Acquisition Bidco LLC144A	5.25%	7-15-2032	$425,000	$471,141
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥##	10.00	7-15-2033	690,401	735,289
Crocs, Inc.144A	4.13	8-15-2031	190,000	170,968
				1,377,398
Auto manufacturers: 0.21%
Ford Motor Credit Co. LLC	5.42	4-9-2031	440,000	432,093
Auto parts & equipment: 0.24%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	295,000	298,246
American Axle & Manufacturing, Inc.	5.00	10-1-2029	215,000	205,098
				503,344
Entertainment: 0.21%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	440,000	440,710
Home builders: 0.53%
Century Communities, Inc.144A	6.63	9-15-2033	450,000	440,840
K Hovnanian Enterprises, Inc.144A##	8.38	10-1-2033	625,000	618,058
LGI Homes, Inc.144A	8.75	12-15-2028	20,000	20,463
				1,079,361
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	40,000	38,397
Lodging: 0.04%
Las Vegas Sands Corp.	6.20	8-15-2034	80,000	81,975
Retail: 0.73%
Michaels Cos., Inc.144A	8.50	3-15-2033	425,000	413,735
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	510,000	512,484
PetSmart LLC/PetSmart Finance Corp.144A##	10.00	9-15-2033	580,000	578,668
				1,504,887
Toys/games/hobbies: 0.22%
Mattel, Inc.	5.45	11-1-2041	220,000	199,213
Mattel, Inc.144A	5.88	12-15-2027	250,000	249,988
				449,201
Consumer, non-cyclical: 2.56%
Commercial services: 1.43%
GEO Group, Inc.	10.25	4-15-2031	125,000	133,348
Global Payments, Inc.##	4.88	11-15-2030	625,000	613,776
Global Payments, Inc.##	4.88	3-17-2031	595,000	699,713
Global Payments, Inc.	5.20	11-15-2032	235,000	228,116
Global Payments, Inc.	5.95	8-15-2052	60,000	55,212
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.144A	5.50	5-15-2033	350,000	381,390
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Sotheby’s/BidFair Holdings, Inc.144A	5.88%	6-1-2029	$425,000	$399,014
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	190,111
Upbound Group, Inc.144A	6.38	2-15-2029	255,000	247,101
				2,947,781
Cosmetics/Personal Care: 0.07%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	150,000	145,995
Food: 0.20%
Mars, Inc.144A	5.70	5-1-2055	415,000	404,655
Healthcare-products: 0.23%
Abbott Laboratories	4.65	3-15-2036	275,000	268,911
Abbott Laboratories	5.50	3-15-2056	205,000	201,008
				469,919
Healthcare-services: 0.50%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	176,000	188,824
Radiology Partners, Inc.144A	8.50	7-15-2032	400,000	405,548
Star Parent, Inc.144A	9.00	10-1-2030	400,000	414,400
UnitedHealth Group, Inc.	5.95	6-15-2055	25,000	25,185
				1,033,957
Pharmaceuticals: 0.13%
EMD Finance LLC144A	4.63	10-15-2032	265,000	261,233
Energy: 2.86%
Energy-alternate sources: 0.11%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	400,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	239,000	228,909
				228,909
Oil & gas: 0.55%
APA Corp.	5.25	2-1-2042	93,000	79,410
California Resources Corp.144A	8.25	6-15-2029	92,000	96,253
ConocoPhillips Co.	5.65	1-15-2065	75,000	71,317
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	455,000	442,229
Nabors Industries, Inc.144A	9.13	1-31-2030	220,000	230,998
SM Energy Co.144A	9.63	6-15-2033	190,000	209,897
				1,130,104
Oil & gas services: 0.75%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.##	5.85	6-15-2056	560,000	547,984
Bristow Group, Inc.144A	6.75	2-1-2033	425,000	429,565
The accompanying notes are an integral part of these financial statements.
6 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services(continued)
Schlumberger Holdings Corp.144A	4.85%	5-15-2033	$215,000	$214,665
SESI LLC144A	7.88	9-30-2030	340,000	346,702
				1,538,916
Pipelines: 1.45%
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	188,000	197,299
Energy Transfer LP	5.95	5-15-2054	415,000	389,136
Energy Transfer LP	6.20	4-1-2055	165,000	160,191
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	70,000	73,318
MPLX LP	5.30	4-1-2036	255,000	251,352
Prairie Acquiror LP144A	9.00	8-1-2029	410,000	423,524
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	385,000	383,039
Venture Global LNG, Inc.144A	8.38	6-1-2031	150,000	155,996
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	505,000	503,003
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	410,000	450,674
				2,987,532
Financial: 9.19%
Banks: 2.46%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	170,000	169,996
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	400,000	399,065
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	205,000	210,175
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	225,000	223,041
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	315,000	315,236
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	425,000	418,558
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	520,000	517,246
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±##	5.58	7-23-2036	780,000	789,911
Morgan Stanley (5 Year Treasury Constant Maturity+1.17%)±	5.31	1-18-2041	270,000	260,637
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	490,000	480,062
Morgan Stanley (U.S. SOFR+1.29%)±##	2.94	1-21-2033	750,000	674,354
Wells Fargo & Co. (U.S. SOFR+2.06%)±##	6.49	10-23-2034	550,000	595,515
				5,053,796
Diversified financial services: 2.08%
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	485,000	468,951
Ares Finance Co. II LLC144A	3.25	6-15-2030	260,000	243,571
BlackRock Funding, Inc.	5.25	3-14-2054	300,000	279,058
Capital One Financial Corp. (U.S. SOFR+1.51%)±##	5.40	1-30-2037	690,000	676,108
Citadel Finance LLC144A	5.15	2-14-2031	300,000	292,940
Citadel LP144A	6.38	1-23-2032	290,000	300,568
Computershare U.S., Inc.	1.13	10-7-2031	440,000	433,943
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Equitable America Global Funding144A	4.95%	6-9-2030	$525,000	$524,430
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	400,000	416,290
PRA Group, Inc.144A	5.00	10-1-2029	185,000	170,783
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	290,000	297,713
United Wholesale Mortgage LLC144A	5.50	4-15-2029	35,000	32,760
Western Union Co.	4.75	6-15-2029	150,000	148,664
				4,285,779
Insurance: 2.76%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	525,000	519,987
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	545,000	529,120
Athene Global Funding144A	5.03	7-17-2030	380,000	375,783
Athene Global Funding144A	5.54	8-22-2035	470,000	461,416
Broadstreet Partners Group LLC144A	5.88	4-15-2029	325,000	316,733
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	420,000	395,876
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	145,000	117,025
MetLife, Inc.	6.40	12-15-2036	360,000	367,574
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	275,000	269,910
New York Life Insurance Co.144A	5.88	5-15-2033	310,000	325,498
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	285,000	292,743
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	45,000	43,080
Protective Life Corp.144A	4.70	1-15-2031	505,000	500,135
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	455,000	413,338
RGA Global Funding144A	4.60	11-25-2030	340,000	336,018
RGA Global Funding144A	5.05	12-6-2031	410,000	410,054
				5,674,290
Investment Companies: 1.05%
Ares Capital Corp. BDC	5.10	1-15-2031	410,000	394,214
Ares Capital Corp. BDC	5.50	9-1-2030	240,000	235,720
Ares Capital Corp. BDC	5.88	3-1-2029	135,000	135,957
Blue Owl Capital Corp. BDC##	2.63	1-15-2027	1,105,000	1,077,717
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	300,000	310,435
				2,154,043
Real estate: 0.11%
CBRE Services, Inc.	4.90	1-15-2033	221,000	217,933
REITs: 0.73%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	185,000	160,711
Essential Properties LP	2.95	7-15-2031	295,000	265,727
Essential Properties LP	5.40	12-1-2035	330,000	324,391
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	440,000	454,839
The accompanying notes are an integral part of these financial statements.
8 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Piedmont Operating Partnership LP	9.25%	7-20-2028	$130,000	$141,957
Vornado Realty LP	5.75	2-1-2033	165,000	161,804
				1,509,429
Industrial: 0.71%
Engineering & construction: 0.34%
Jacobs Solutions, Inc.	4.75	3-3-2031	385,000	379,611
MasTec, Inc.144A	4.50	8-15-2028	325,000	321,473
				701,084
Miscellaneous manufacturing: 0.14%
Entegris, Inc.144A	4.75	4-15-2029	300,000	296,559
Packaging & containers: 0.23%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	500,000	466,537
Technology: 1.97%
Computers: 0.22%
Booz Allen Hamilton, Inc.	5.95	8-4-2033	70,000	71,435
Hewlett Packard Enterprise Co.	5.60	10-15-2054	200,000	178,533
Kyndryl Holdings, Inc.	4.10	10-15-2041	285,000	198,456
				448,424
Semiconductors: 0.37%
Foundry JV Holdco LLC144A	5.88	1-25-2034	225,000	227,812
Foundry JV Holdco LLC144A	6.20	1-25-2037	310,000	320,350
Intel Corp.	2.80	8-12-2041	255,000	175,151
Intel Corp.	3.25	11-15-2049	85,000	53,703
				777,016
Software: 1.38%
AthenaHealth Group, Inc.144A##	6.50	2-15-2030	685,000	642,957
Cloud Software Group, Inc.144A	8.25	6-30-2032	430,000	407,827
Cloud Software Group, Inc.144A	9.00	9-30-2029	85,000	81,997
Oracle Corp.	4.45	9-26-2030	375,000	361,381
Oracle Corp.	4.55	2-4-2029	145,000	143,168
Oracle Corp.##	5.70	2-4-2036	575,000	552,856
Oracle Corp.	5.95	9-26-2055	485,000	408,016
Salesforce, Inc.	6.55	3-15-2056	235,000	235,815
				2,834,017
Utilities: 1.65%
Electric: 1.59%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	30,000	29,758
Basin Electric Power Cooperative144A	5.85	10-15-2055	235,000	228,566
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	100,000	101,531
Duke Energy Corp.	3.10	6-15-2028	200,000	229,343
Duke Energy Corp.	3.85	6-15-2034	235,000	265,994
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63%	12-15-2054		$210,000	$216,756
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		90,000	90,607
Niagara Mohawk Power Corp.144A##	6.00	7-3-2055		635,000	623,576
Oglethorpe Power Corp.	4.25	4-1-2046		125,000	97,250
PacifiCorp	5.45	4-15-2033		400,000	401,282
PG&E Corp.	5.25	7-1-2030		40,000	39,472
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±##	7.38	3-15-2055		550,000	553,528
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		385,000	384,988
					3,262,651
Water: 0.06%
Essential Utilities, Inc.	5.13	3-15-2036		130,000	128,184
Total corporate bonds and notes (Cost $58,230,410)					58,047,422
Foreign corporate bonds and notes: 12.13%
Basic materials: 0.13%
Chemicals: 0.13%
INEOS Finance PLC	6.63	5-15-2028	EUR	235,000	263,630
Communications: 2.92%
Media: 0.24%
Ziggo BV	2.88	1-15-2030	EUR	460,000	488,335
Telecommunications: 2.68%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	295,000	409,684
BT Finance PLC	3.38	11-17-2032	EUR	400,000	448,872
Chorus Ltd.	3.53	11-26-2032	EUR	325,000	365,486
Chorus Ltd.	3.63	9-7-2029	EUR	295,000	341,104
Fibercop SpA	1.63	1-18-2029	EUR	575,000	620,191
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	350,772
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	400,000	450,218
TDC Net AS	5.62	2-6-2030	EUR	400,000	485,666
Telecom Italia SpA	1.63	1-18-2029	EUR	200,000	217,698
Telefonica Emisiones SA	4.18	11-21-2033	EUR	400,000	462,077
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	240,094
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	390,000	412,949
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	260,000	282,456
Zegona Finance PLC144A	6.75	7-15-2029	EUR	351,000	421,048
					5,508,315
Consumer, cyclical: 1.72%
Auto manufacturers: 0.38%
BMW International Investment BV	3.50	1-22-2033	EUR	200,000	227,523
RCI Banque SA	3.63	11-3-2032	EUR	500,000	559,499
					787,022
The accompanying notes are an integral part of these financial statements.
10 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Auto parts & equipment: 0.15%
Mahle GmbH	6.50%	5-2-2031	EUR	255,000	$298,025
Entertainment: 0.18%
Universal Music Group NV	4.00	6-13-2031	EUR	320,000	373,121
Leisure time: 0.39%
TUI AG	5.88	3-15-2029	EUR	700,000	806,160
Lodging: 0.23%
Essendi SA	6.38	10-15-2029	EUR	415,000	482,116
Retail: 0.28%
Dufry One BV	4.50	5-23-2032	EUR	400,000	456,812
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	112,983
					569,795
Toys/games/hobbies: 0.11%
Asmodee Group AB	5.75	12-15-2029	EUR	186,667	222,111
Consumer, non-cyclical: 0.95%
Agriculture: 0.23%
Tereos Finance Groupe I SA	5.88	4-30-2030	EUR	425,000	470,954
Commercial services: 0.48%
Amber Finco PLC	6.63	7-15-2029	EUR	280,000	332,110
Motability Operations Group PLC	4.00	1-22-2037	EUR	335,000	375,903
Nexi SpA	2.13	4-30-2029	EUR	250,000	273,706
					981,719
Food: 0.24%
Iceland Bondco PLC	4.38	5-15-2028	GBP	400,000	503,137
Energy: 0.95%
Oil & gas: 0.72%
Var Energi ASA	3.88	3-12-2031	EUR	265,000	304,567
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	200,000	249,330
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 11:00am+3.94%)ʊ±	6.12	5-8-2030	EUR	415,000	484,746
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	400,000	440,983
					1,479,626
Oil & gas services: 0.23%
OEG Finance PLC	7.25	9-27-2029	EUR	400,000	476,203
Financial: 2.67%
Banks: 1.48%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	400,000	461,762
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25%	9-18-2029	EUR	200,000	$237,672
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	479,869
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	239,418
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	246,541
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	219,128
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	483,247
Societe Generale SA (EURIBOR ICE Swap Rate 11:00am+1.65%)±	3.75	5-17-2035	EUR	600,000	678,945
					3,046,582
Insurance: 0.52%
AXA SA	3.63	1-10-2033	EUR	400,000	461,373
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	205,000	248,662
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	355,000	366,758
					1,076,793
Real estate: 0.49%
Aroundtown SA	3.50	5-13-2030	EUR	500,000	553,477
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	400,000	448,618
					1,002,095
Savings & loans: 0.18%
Nationwide Building Society (3 Month EURIBOR+1.15%)±	3.83	7-24-2032	EUR	325,000	374,842
Government securities: 0.32%
Multi-national: 0.32%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	191,970
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	485,000	468,034
					660,004
Industrial: 0.68%
Building materials: 0.39%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	700,000	792,106
Environmental control: 0.23%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	420,000	477,499
Transportation: 0.06%
Ocado Group PLC	10.50	8-8-2029	GBP	100,000	130,265
Technology: 0.11%
Computers: 0.11%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	213,000	233,304
The accompanying notes are an integral part of these financial statements.
12 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.68%
Electric: 1.02%
Contact Energy Ltd.	3.54%	11-3-2032	EUR	400,000	$449,360
Engie SA	2.13	3-30-2032	EUR	400,000	424,416
Engie SA	3.63	3-6-2031	EUR	300,000	347,238
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	400,000	446,350
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	350,000	435,662
					2,103,026
Gas: 0.41%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	595,000	641,930
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	150,000	199,037
					840,967
Water: 0.25%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	431,000	506,009
Total foreign corporate bonds and notes (Cost $24,488,664)					24,953,761
Foreign government bonds: 21.41%
Australia: 2.49%
Australia##	2.25	5-21-2028	AUD	3,150,000	2,067,632
Australia##	2.75	11-21-2027	AUD	3,005,000	2,011,018
New South Wales Treasury Corp.##	3.00	4-20-2029	AUD	1,585,000	1,035,524
					5,114,174
Belgium: 0.99%
Kingdom of Belgium144A##	3.40	6-22-2036	EUR	1,800,000	2,041,292
Brazil: 2.01%
Brazil##	10.00	1-1-2031	BRL	24,500,000	4,132,839
Chile: 0.52%
Republic of Chile144A##	4.70	9-1-2030	CLP	1,015,000,000	1,068,677
Colombia: 1.96%
Colombia TES##	5.75	11-3-2027	COP	16,707,000,000	4,037,394
Czech Republic: 0.98%
Czech Republic##	5.00	9-30-2030	CZK	41,920,000	2,018,429
France: 1.99%
French Republic144A##	2.70	2-25-2031	EUR	3,615,000	4,094,413
Germany: 1.01%
Bundesobligation##	2.50	4-16-2031	EUR	1,820,000	2,080,503
Italy: 2.04%
Italy##	2.20	2-28-2028	EUR	3,675,000	4,195,078
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Mexico: 0.99%
Mexico##	8.50%	2-28-2030	MXN	36,625,000	$2,029,221
South Africa: 0.99%
Republic of South Africa##	8.00	1-31-2030	ZAR	34,785,000	2,033,119
Spain: 2.00%
Spain##	2.60	5-31-2031	EUR	3,630,000	4,115,312
Sweden: 0.99%
Sweden##	0.13	5-12-2031	SEK	21,900,000	2,043,065
United Kingdom: 2.45%
U.K. Gilts##	4.38	3-7-2028	GBP	770,000	1,018,387
U.K. Gilts##	4.38	3-7-2030	GBP	1,540,000	2,034,655
U.K. Gilts##	4.75	10-22-2035	GBP	1,514,000	1,977,831
					5,030,873
Total foreign government bonds (Cost $44,461,855)					44,034,389

	Shares
Investment companies: 0.81%
Exchange-traded funds: 0.81%
State Street SPDR Portfolio High Yield Bond ETF	25,664	598,485
Vanguard Short-Term Corporate Bond ETF	13,498	1,069,986
Total investment companies (Cost $1,657,972)		1,668,471

			Principal
Loans: 0.87%
Consumer, cyclical: 0.70%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	$34,650	34,239
Entertainment: 0.24%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.17	12-2-2031	490,062	484,471
Housewares: 0.17%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.42	10-30-2029	349,088	347,691
Retail: 0.27%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.95	2-3-2031	580,000	565,697
Industrial: 0.15%
Packaging & containers: 0.15%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 3 Month+3.50%)±	7.16	4-15-2030	315,000	303,862
The accompanying notes are an integral part of these financial statements.
14 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.02%
Software: 0.02%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42%	11-28-2028	$48,783	$46,694
Total loans (Cost $1,807,477)				1,782,654
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Series E	6.05	1-1-2029	25,000	25,219
Total municipal obligations (Cost $25,367)				25,219
Non-agency mortgage-backed securities: 2.46%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	703,585	693,068
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	736,337
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.77	12-15-2044	300,000	297,750
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	512,596
JPMorgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	385,562	309,159
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	934,243
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	44,713	42,060
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.61	4-15-2042	500,000	499,801
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	517,665
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	522,929	473,132
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	52,479	47,962
Total non-agency mortgage-backed securities (Cost $5,401,301)				5,063,773
U.S. Treasury securities: 6.00%
U.S. Treasury Bonds##	4.63	11-15-2045	2,395,000	2,310,052
U.S. Treasury Bonds##	4.63	2-15-2046	6,809,000	6,564,302
U.S. Treasury Bonds##	4.63	11-15-2055	570,000	544,617
U.S. Treasury Notes##	3.50	2-28-2031	240,000	235,350
U.S. Treasury Notes##	4.13	2-15-2036	2,725,000	2,682,422
Total U.S. Treasury securities (Cost $12,603,719)				12,336,743

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA♦‡†	4-27-2029	128,399	74
Total warrants (Cost $0)			74
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 9.24%
Basic materials: 0.38%
Chemicals: 0.23%
Braskem Netherlands Finance BV144A	7.25%	2-13-2033	$600,000	$275,910
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	200,000	190,618
				466,528
Mining: 0.15%
Rio Tinto Finance USA PLC	5.88	3-14-2065	320,000	318,766
Communications: 0.55%
Media: 0.02%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	45,000	39,908
Telecommunications: 0.53%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	600,000	613,973
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	200,000	194,952
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	280,000	285,838
				1,094,763
Consumer, cyclical: 0.78%
Airlines: 0.34%
Latam Airlines Group SA144A	7.63	1-7-2031	410,000	414,100
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	325,000	280,673
				694,773
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	130,000	126,734
Leisure time: 0.38%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	150,000	142,697
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	50,000	50,493
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	585,000	590,845
				784,035
Consumer, non-cyclical: 0.71%
Beverages: 0.28%
Coca-Cola Icecek AS144A	4.50	1-20-2029	595,000	569,706
Pharmaceuticals: 0.43%
1261229 BC Ltd.144A	10.00	4-15-2032	735,000	752,525
Bausch Health Cos., Inc.144A	6.25	2-15-2029	180,000	135,000
				887,525
Energy: 0.80%
Oil & gas: 0.60%
Aker BP ASA144A	5.80	10-1-2054	155,000	141,666
The accompanying notes are an integral part of these financial statements.
16 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$192,073	$196,802
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	900,000	888,492
				1,226,960
Pipelines: 0.20%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	415,000	414,181
Financial: 4.92%
Banks: 3.45%
Banco Bradesco SA144A	5.38	1-20-2031	745,000	734,495
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	650,000	667,875
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	650,000	637,268
Banco Santander Chile144A	4.55	11-20-2030	95,000	93,754
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	209,727
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	680,000	691,810
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	720,000	707,109
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	270,000	278,502
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	425,000	424,391
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	605,000	613,521
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	220,000	220,932
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	930,000	841,090
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	510,000	522,810
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	197,484
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	265,000	262,623
				7,103,391
Diversified financial services: 0.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	650,000	665,260
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	265,000	271,530
Brookfield Asset Management Ltd.	6.08	9-15-2055	120,000	118,549
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	315,000	319,580
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	175,000	181,321
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	51,600
				1,607,840
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.33%
Aspen Insurance Holdings Ltd.	5.75%	7-1-2030	$270,000	$278,407
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	390,000	398,896
				677,303
Private equity: 0.27%
Brookfield Finance, Inc.	5.33	1-15-2036	565,000	553,204
REITs: 0.09%
Equinix Asia Financing Corp. Pte. Ltd.	4.40	3-15-2031	180,000	176,201
Government securities: 0.30%
Multi-national: 0.30%
African Export-Import Bank144A	3.80	5-17-2031	705,000	625,391
Industrial: 0.49%
Engineering & construction: 0.02%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	35,000	37,255
Packaging & containers: 0.23%
Trivium Packaging Finance BV144A	12.25	1-15-2031	445,000	481,806
Trucking & leasing: 0.24%
Avolon Holdings Funding Ltd.144A	4.90	10-10-2030	300,000	297,910
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	200,000	195,277
				493,187
Utilities: 0.31%
Electric: 0.31%
Comision Federal de Electricidad144A	3.88	7-26-2033	615,000	526,664
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	100,000	100,143
				626,807
Total yankee corporate bonds and notes (Cost $19,555,846)				19,006,264
Yankee government bonds: 2.63%
Argentina: 0.91%
Argentinaøø##	4.13	7-9-2035	415,000	298,800
City of Buenos Aires144A##	7.80	11-26-2033	615,000	622,712
Province of Santa Fe144A##	8.10	12-11-2034	645,000	614,717
Provincia de Cordoba144Aøø##	6.88	2-1-2029	332,619	321,809
				1,858,038
Israel: 0.47%
Israel##	4.50	1-13-2031	625,000	611,898
Israel##	5.75	3-12-2054	370,000	343,912
				955,810
Ivory Coast: 0.24%
Ivory Coast144A##	8.25	1-30-2037	485,000	497,607
The accompanying notes are an integral part of these financial statements.
18 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 0.55%
Mexico##	5.63%	9-22-2035	$485,000	$469,238
Mexico##	6.35	2-9-2035	445,000	454,590
Mexico##	3.77	5-24-2061	355,000	211,846
				1,135,674
Panama: 0.11%
Panama##	4.50	1-19-2063	310,000	226,378
Trinidad and Tobago: 0.35%
Trinidad & Tobago144A##	6.50	1-28-2036	730,000	725,255
Total yankee government bonds (Cost $5,394,662)				5,398,762

		Yield	Shares
Short-term investments: 2.51%
Investment companies: 2.51%
Allspring Government Money Market Fund Select Class♠∞##		3.60	5,162,796	5,162,796
Total short-term investments (Cost $5,162,796)				5,162,796
Total investments in securities (Cost $254,048,603)	122.59%			252,169,536
Other assets and liabilities, net	(22.59)			(46,476,223)
Total net assets	100.00%			$205,693,313

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $150,768 (original cost of $45,706), representing 0.07% of its net assets as of period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
INR	Indian rupee
MXN	Mexican peso
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SEK	Sweden krona
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,514,164	$54,846,558	$(54,197,926)	$0	$0	$5,162,796	5,162,796	$70,070
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	39,467,215	EUR	33,950,000	Goldman Sachs International	4-9-2026	$213,300	$0
EUR	370,000	USD	430,811	Goldman Sachs International	4-9-2026	0	(3,007)
USD	258,473	EUR	224,000	State Street Bank & Trust Co.	4-9-2026	0	(522)
USD	4,270,900	EUR	3,685,000	Morgan Stanley, Inc.	4-9-2026	10,203	0
USD	1,996,102	EUR	1,724,000	Morgan Stanley, Inc.	4-9-2026	2,767	0
EUR	1,523,000	USD	1,759,456	Morgan Stanley, Inc.	4-9-2026	1,478	0
EUR	555,000	USD	640,329	State Street Bank & Trust Co.	4-9-2026	1,378	0
USD	253,071	EUR	220,000	State Street Bank & Trust Co.	4-9-2026	0	(1,299)
EUR	225,000	USD	257,700	State Street Bank & Trust Co.	4-9-2026	2,451	0
USD	375,104	EUR	325,000	Bank of New York Mellon Corp.	4-9-2026	0	(670)
USD	4,271,957	COP	15,837,000,000	Morgan Stanley, Inc.	4-13-2026	0	(31,225)
COP	267,500,000	USD	72,741	Morgan Stanley, Inc.	4-13-2026	0	(57)
ZAR	1,627,000	USD	95,330	State Street Bank & Trust Co.	4-20-2026	692	0
USD	2,219,333	ZAR	37,470,000	Bank of New York Mellon Corp.	4-20-2026	7,931	0
USD	2,048,289	SGD	2,623,000	Bank of New York Mellon Corp.	4-23-2026	5,086	0
SGD	2,623,000	USD	2,054,506	State Street Bank & Trust Co.	4-23-2026	0	(11,303)
USD	2,202,764	BRL	11,635,000	State Street Bank & Trust Co.	5-11-2026	0	(26,406)
AUD	230,000	USD	158,945	State Street Bank & Trust Co.	5-18-2026	0	(351)
The accompanying notes are an integral part of these financial statements.
20 | Allspring Income Plus Fund

Portfolio of investments—March 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	5,436,734	AUD	7,748,000	Bank of New York Mellon Corp.	5-18-2026	$94,200	$0
USD	147,770	CLP	135,000,000	Bank of New York Mellon Corp.	5-18-2026	1,929	0
USD	966,125	CLP	877,000,000	Bank of New York Mellon Corp.	5-18-2026	18,695	0
USD	6,850,408	GBP	5,018,000	Bank of New York Mellon Corp.	5-18-2026	209,145	0
USD	124,219	GBP	92,000	State Street Bank & Trust Co.	5-18-2026	2,458	0
USD	215,879	GBP	160,000	State Street Bank & Trust Co.	5-18-2026	4,121	0
USD	100,056	GBP	75,000	Bank of New York Mellon Corp.	5-18-2026	795	0
GBP	80,026	USD	107,036	Morgan Stanley, Inc.	5-18-2026	0	(1,123)
GBP	770,000	USD	1,030,881	Morgan Stanley, Inc.	5-18-2026	0	(11,795)
USD	2,136,960	GBP	1,605,000	Bank of New York Mellon Corp.	5-18-2026	12,761	0
USD	1,069,993	GBP	799,000	Bank of New York Mellon Corp.	5-18-2026	12,526	0
GBP	120,000	USD	160,299	State Street Bank & Trust Co.	5-18-2026	0	(1,481)
NOK	20,550,000	USD	2,143,028	Bank of New York Mellon Corp.	5-18-2026	0	(21,225)
USD	3,611,591	SEK	33,850,000	Bank of New York Mellon Corp.	6-18-2026	21,994	0
NZD	2,580,000	USD	1,515,077	Bank of New York Mellon Corp.	6-22-2026	0	(28,273)
USD	2,054,750	CZK	43,700,000	Goldman Sachs International	6-30-2026	0	(5,307)
USD	4,084,659	MXN	74,351,000	Bank of New York Mellon Corp.	6-30-2026	0	(33,532)
						$623,910	$(177,576)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	135	6-30-2026	$28,107,205	$28,005,117	$0	$(102,088)
Short
10-Year Euro BUND Index	(36)	6-8-2026	(5,323,603)	(5,217,554)	106,049	0
2-Year Euro SCHATZ	(32)	6-8-2026	(3,944,449)	(3,911,397)	33,052	0
5-Year Euro-BOBL Futures	(85)	6-8-2026	(11,514,442)	(11,340,682)	173,760	0
Ultra U.S. Treasury Bond	(38)	6-18-2026	(4,582,252)	(4,429,375)	152,877	0
5-Year U.S. Treasury Notes	(80)	6-30-2026	(8,767,926)	(8,654,375)	113,551	0
					$579,289	$(102,088)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
CDX North American Investment Grade, Series 45	1.00%	Quarterly	12-20-2030	USD	6,045,000	$109,146	$99,119	$10,027	$0
Markit CDX North American High Yield Series 44	5.00	Quarterly	6-20-2030	USD	5,964,750	357,598	373,499	0	(15,901)
								$10,027	$(15,901)
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 21

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $248,885,807)	$247,006,740
Investments in affiliated securities, at value (cost $5,162,796)	5,162,796
Cash at broker segregated for futures contracts	1,459,000
Segregated cash for swap contracts	517,650
Segregated cash for when-issued securities	260,000
Foreign currency, at value (cost $2)	2
Receivable for investments sold	29,475,440
Receivable for interest	2,438,378
Unrealized gains on forward foreign currency contracts	623,910
Receivable for Fund shares sold	99,057
Receivable for daily variation margin on centrally cleared swap contracts	62,306
Receivable for daily variation margin on open futures contracts	10,732
Prepaid expenses and other assets	64,083
Total assets	287,180,094
Liabilities
Payable for investments purchased	78,859,717
Overdraft due to custodian bank	1,567,056
Cash collateral due to broker for forward foreign currency contracts	640,000
Unrealized losses on forward foreign currency contracts	177,576
Payable for Fund shares redeemed	100,789
Payable for daily variation margin on open futures contracts	36,160
Management fee payable	33,756
Administration fees payable	15,299
Shareholder servicing fees payable	3,096
Trustees’ fees and expenses payable	926
Accrued expenses and other liabilities	52,406
Total liabilities	81,486,781
Total net assets	$205,693,313
Net assets consist of
Paid-in capital	$219,081,441
Total distributable loss	(13,388,128)
Total net assets	$205,693,313
Computation of net asset value and offering price per share
Net assets–Class A	$14,484,461
Shares outstanding–Class A1	1,649,681
Net asset value per share–Class A	$8.78
Maximum offering price per share – Class A2	$9.15
Net assets–Institutional Class	$191,208,852
Shares outstanding–Institutional Class[1]	21,839,608
Net asset value per share–Institutional Class	$8.76
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Income Plus Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $1,097)	$5,766,445
Income from affiliated securities	70,070
Dividends	27,405
Total investment income	5,863,920
Expenses
Management fee	556,417
Administration fees
Class A	10,681
Class C	98 [1]
Institutional Class	79,037
Shareholder servicing fees
Class A	17,765
Class C	163 [1]
Distribution fee
Class C	487 [1]
Custody and accounting fees	17,748
Professional fees	32,560
Registration fees	63,534
Shareholder report expenses	15,202
Trustees’ fees and expenses	3,861
Other fees and expenses	9,981
Total expenses	807,534
Less: Fee waivers and/or expense reimbursements
Fund-level	(370,761)
Class A	(154)
Net expenses	436,619
Net investment income	5,427,301
1 For the period from October 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 23

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$1,014,285
Foreign currency and foreign currency translations	(157,035)
Forward foreign currency contracts	183,668
Futures contracts	203,506
Swap contracts	77,965
Net realized gains on investments	1,322,389
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $605)	(5,314,782)
Foreign currency and foreign currency translations	(26,228)
Forward foreign currency contracts	97,212
Futures contracts	333,317
Swap contracts	(72,142)
Net change in unrealized gains (losses) on investments	(4,982,623)
Net realized and unrealized gains (losses) on investments	(3,660,234)
Net increase in net assets resulting from operations	$1,767,067
The accompanying notes are an integral part of these financial statements.
24 | Allspring Income Plus Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment income		$5,427,301		$10,846,514
Net realized gains (losses) on investments		1,322,389		(1,536,465)
Net change in unrealized gains (losses) on investments		(4,982,623)		934,930
Net increase in net assets resulting from operations		1,767,067		10,244,979
Distributions to shareholders from
Net investment income and net realized gains
Class A		(369,717)		(786,648)
Class C		(1,573)[1]		(32,608)
Administrator Class		N/A		(22,772)[2]
Institutional Class		(5,416,863)		(11,630,269)
Total distributions to shareholders		(5,788,153)		(12,472,297)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	304,705	2,718,027	309,520	2,732,940
Class C	0 [1]	0 [1]	3,339	29,639
Administrator Class	N/A	N/A	28,694 [2]	253,681 [2]
Institutional Class	2,582,531	22,976,465	14,783,143	130,497,994
		25,694,492		133,514,254
Reinvestment of distributions
Class A	41,373	368,295	88,849	783,926
Class C	174 [1]	1,573 [1]	3,670	32,595
Administrator Class	N/A	N/A	2,555 [2]	22,772 [2]
Institutional Class	610,029	5,416,863	1,295,360	11,400,083
		5,786,731		12,239,376
Payment for shares redeemed
Class A	(270,012)	(2,409,022)	(610,318)	(5,411,742)
Class C	(707)[1]	(6,382)[1]	(48,338)	(429,117)
Administrator Class	N/A	N/A	(24,195)[2]	(216,346)[2]
Institutional Class	(3,686,768)	(32,686,454)	(21,336,693)	(187,783,557)
		(35,101,858)		(193,840,762)
1 For the period from October 1, 2025 to November 14, 2025
2 For the period from October 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
	Shares		Shares
Share conversions
Class A	56,426 [3]	$503,854 [3]	0	$0
Class C	(56,062)[3]	(503,854)[3]	0	0
Administrator Class	N/A	N/A	(51,049)[4]	(463,586)[4]
Institutional Class	0	0	51,742 [4]	463,586 [4]
		0		0
Net decrease in net assets resulting from capital share transactions		(3,620,635)		(48,087,132)
Total decrease in net assets		(7,641,721)		(50,314,450)
Net assets
Beginning of period		213,335,034		263,649,484
End of period		$205,693,313		$213,335,034
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Income Plus Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.95	$8.98	$8.43	$8.38	$10.12	$9.64
Net investment income	0.21 [1]	0.43 [1]	0.43 [1]	0.38 [1]	0.28 [1]	0.27
Net realized and unrealized gains (losses) on investments	(0.15)	0.03	0.60	0.05	(1.41)	0.51
Total from investment operations	0.06	0.46	1.03	0.43	(1.13)	0.78
Distributions to shareholders from
Net investment income	(0.23)	(0.49)	(0.48)	(0.38)	(0.36)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	(0.25)	0.00
Total distributions to shareholders	(0.23)	(0.49)	(0.48)	(0.38)	(0.61)	(0.30)
Net asset value, end of period	$8.78	$8.95	$8.98	$8.43	$8.38	$10.12
Total return[2]	0.68%	5.35%	12.64%	5.14%	(11.77)%	8.18%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.10%	1.02%	1.09%	1.07%	1.07%
Net expenses	0.71%	0.71%	0.71%	0.81%	0.90%	0.90%
Net investment income	4.83%	4.88%	4.98%	4.44%	3.09%	3.00%
Supplemental data
Portfolio turnover rate	208%	486%	350%	182%	113%	128%
Net assets, end of period (000s omitted)	$14,484	$13,574	$15,534	$16,212	$13,960	$2,667

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Income Plus Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.92	$8.96	$8.41	$8.36	$10.10	$9.63
Net investment income	0.23 [1]	0.46 [1]	0.46 [1]	0.40 [1]	0.32	0.33
Net realized and unrealized gains (losses) on investments	(0.14)	0.02	0.60	0.06	(1.43)	0.47
Total from investment operations	0.09	0.48	1.06	0.46	(1.11)	0.80
Distributions to shareholders from
Net investment income	(0.25)	(0.52)	(0.51)	(0.41)	(0.38)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.25)	0.00
Total distributions to shareholders	(0.25)	(0.52)	(0.51)	(0.41)	(0.63)	(0.33)
Net asset value, end of period	$8.76	$8.92	$8.96	$8.41	$8.36	$10.10
Total return[2]	0.95%	5.58%	13.04%	5.50%	(11.53)%	8.43%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.77%	0.70%	0.76%	0.74%	0.74%
Net expenses	0.39%	0.39%	0.39%	0.50%	0.60%	0.60%
Net investment income	5.14%	5.18%	5.29%	4.74%	3.33%	3.34%
Supplemental data
Portfolio turnover rate	208%	486%	350%	182%	113%	128%
Net assets, end of period (000s omitted)	$191,209	$199,251	$246,831	$140,492	$141,671	$163,806

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Income Plus Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Income Plus Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Income Plus Fund | 29

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names
30 | Allspring Income Plus Fund

Notes to financial statements (unaudited)
in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $257,891,413 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,837,845
Gross unrealized losses	(8,642,061)
Net unrealized losses	$(4,804,216)
As of September 30, 2025, the Fund had capital loss carryforwards which consisted of $1,746,278 in short-term capital losses and $8,719,226 in long-term capital losses.
Allspring Income Plus Fund | 31

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$60,604,739	$0	$60,604,739
Asset-backed securities	0	13,790,876	142,585	13,933,461
Common stocks
Consumer staples	0	240	0	240
Energy	0	0	150,768	150,768
Financials	0	0	0	0
Corporate bonds and notes	0	58,047,422	0	58,047,422
Foreign corporate bonds and notes	0	24,953,761	0	24,953,761
Foreign government bonds	0	44,034,389	0	44,034,389
Investment companies	1,668,471	0	0	1,668,471
Loans	0	1,782,654	0	1,782,654
Municipal obligations	0	25,219	0	25,219
Non-agency mortgage-backed securities	0	5,063,773	0	5,063,773
U.S. Treasury securities	12,336,743	0	0	12,336,743
Warrants
Consumer staples	0	0	74	74
Yankee corporate bonds and notes	0	19,006,264	0	19,006,264
Yankee government bonds	0	5,398,762	0	5,398,762
Short-term investments
Investment companies	5,162,796	0	0	5,162,796
	19,168,010	232,708,099	293,427	252,169,536
Forward foreign currency contracts	0	623,910	0	623,910
Futures contracts	579,289	0	0	579,289
Swap contracts	0	10,027	0	10,027
Total assets	$19,747,299	$233,342,036	$293,427	$253,382,762
Liabilities
Forward foreign currency contracts	$0	$177,576	$0	$177,576
Futures contracts	102,088	0	0	102,088
Swap contracts	0	15,901	0	15,901
Total liabilities	$102,088	$193,477	$0	$295,565
32 | Allspring Income Plus Fund

Notes to financial statements (unaudited)
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund had no material transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.525%
Next $500 million	0.500
Next $2 billion	0.475
Next $2 billion	0.450
Next $5 billion	0.415
Over $10 billion	0.405
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.71%
Institutional Class	0.39
Allspring Income Plus Fund | 33

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $251 from the sale of Class A shares and $89 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$446,852,416	$105,671,702	$487,614,083	$75,654,431
6.DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2026, the Fund entered into futures contracts and forward foreign currency contracts for hedging purpose and entered into swap contracts
The volume of the Fund’s derivative activity during the six months ended March 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$6,227,703
Average contract amounts to sell	71,922,278
Futures contracts
Average notional balance on long futures	$10,462,812
Average notional balance on short futures	44,371,065
Swap contracts
Average notional balance	$5,056,921
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
34 | Allspring Income Plus Fund

Notes to financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$623,910	$623,910
Futures contracts	579,289 *	0	0	579,289
Swap contracts	0	10,027 *	0	10,027
	$579,289	$10,027	$623,910	$1,213,226
Liability derivatives
Forward foreign currency contracts	$0	$0	$177,576	$177,576
Futures contracts	102,088 *	0	0	102,088
Swap contracts	0	15,901 *	0	15,901
	$102,088	$15,901	$177,576	$295,565

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of March 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$183,668	$183,668
Futures contracts	203,506	0	0	203,506
Swap contracts	0	77,965	0	77,965
	$203,506	$77,965	$183,668	$465,139
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$97,212	$97,212
Futures contracts	333,317	0	0	333,317
Swap contracts	0	(72,142)	0	(72,142)
	$333,317	$(72,142)	$97,212	$358,387
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$385,062	$(83,700)	$(301,362)	$0
Goldman Sachs International	213,300	(8,314)	(204,986)	0
Morgan Stanley, Inc.	14,448	(14,448)	0	0
State Street Bank & Trust Co.	11,100	(11,100)	0	0
Allspring Income Plus Fund | 35

Notes to financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$83,700	$(83,700)	$0	$0
Goldman Sachs International	8,314	(8,314)	0	0
Morgan Stanley, Inc.	44,200	(14,448)	0	29,752
State Street Bank & Trust Co.	41,362	(11,100)	0	30,262

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
36 | Allspring Income Plus Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Income Plus Fund | 37

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

38 | Allspring Income Plus Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3365 03-26

Allspring Index Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Index Asset Allocation Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$9,631	$10,538
Total agency securities (Cost $9,631)				10,538

	Shares
Common stocks: 59.36%
Communication services: 6.11%
Diversified telecommunication services: 0.55%
AT&T, Inc.	86,021	2,493,749
Comcast Corp. Class A	44,093	1,265,910
Verizon Communications, Inc.	51,817	2,601,213
		6,360,872
Entertainment: 0.81%
Electronic Arts, Inc.	2,768	564,312
Live Nation Entertainment, Inc.†	1,940	295,869
Netflix, Inc.†	51,881	4,988,358
Take-Two Interactive Software, Inc.†	2,139	422,453
TKO Group Holdings, Inc. Class A	815	164,345
Walt Disney Co.	21,768	2,098,000
Warner Bros Discovery, Inc.†	30,454	836,267
		9,369,604
Interactive media & services: 4.53%
Alphabet, Inc. Class A	71,539	20,571,755
Alphabet, Inc. Class C	57,466	16,484,697
Meta Platforms, Inc. Class A	26,875	15,375,993
		52,432,445
Media: 0.11%
Charter Communications, Inc. Class A†	1,058	228,401
EchoStar Corp. Class A†	1,654	193,634
Fox Corp. Class A	2,466	144,014
Fox Corp. Class B	1,739	92,341
News Corp. Class A	4,549	113,407
News Corp. Class B	1,502	42,822
Omnicom Group, Inc.	3,866	291,148
Paramount Skydance Corp. Class B	3,819	34,447
The Trade Desk, Inc. Class A†	5,411	122,776
		1,262,990
Wireless telecommunication services: 0.11%
T-Mobile U.S., Inc.	5,822	1,222,795
Consumer discretionary: 5.86%
Automobile components: 0.02%
Aptiv PLC†	2,614	181,516
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Automobiles: 1.23%
Ford Motor Co.	48,151	$555,663
General Motors Co.	11,108	827,546
Tesla, Inc.†	34,559	12,847,308
		14,230,517
Broadline retail: 2.21%
Amazon.com, Inc.†	120,036	24,999,898
eBay, Inc.	5,554	505,525
		25,505,423
Distributors: 0.02%
Genuine Parts Co.	1,709	180,726
Pool Corp.	403	81,539
		262,265
Hotels, restaurants & leisure: 1.06%
Airbnb, Inc. Class A†	5,205	657,287
Booking Holdings, Inc.	396	1,667,287
Carnival Corp.	14,133	365,762
Chipotle Mexican Grill, Inc. Class A†	16,004	512,288
Darden Restaurants, Inc.	1,415	277,397
Domino’s Pizza, Inc.	382	137,058
DoorDash, Inc. Class A†	4,594	689,789
Expedia Group, Inc.	1,438	332,020
Hilton Worldwide Holdings, Inc.	2,817	856,593
Las Vegas Sands Corp.	3,715	200,164
Marriott International, Inc. Class A	2,703	884,070
McDonald’s Corp.	8,751	2,719,723
MGM Resorts International†	2,358	87,270
Norwegian Cruise Line Holdings Ltd.†	5,594	104,608
Royal Caribbean Cruises Ltd.	3,091	850,581
Starbucks Corp.	13,999	1,254,171
Wynn Resorts Ltd.	1,037	105,307
Yum! Brands, Inc.	3,412	530,498
		12,231,873
Household durables: 0.14%
D.R. Horton, Inc.	3,311	454,336
Garmin Ltd.	2,009	466,108
Lennar Corp. Class A	2,651	230,213
NVR, Inc.†	34	224,054
PulteGroup, Inc.	2,361	277,677
		1,652,388
Leisure products: 0.01%
Hasbro, Inc.	1,638	153,317
Specialty retail: 1.03%
AutoZone, Inc.†	204	689,067
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Specialty retail(continued)
Best Buy Co., Inc.	2,394	$153,695
Carvana Co. Class A†	1,738	546,392
Home Depot, Inc.	12,233	4,023,311
Lowe’s Cos., Inc.	6,893	1,628,678
O’Reilly Automotive, Inc.†	10,345	954,947
Ross Stores, Inc.	3,974	860,888
TJX Cos., Inc.	13,645	2,179,107
Tractor Supply Co.	6,493	294,133
Ulta Beauty, Inc.†	545	284,877
Williams-Sonoma, Inc.	1,467	267,478
		11,882,573
Textiles, apparel & luxury goods: 0.14%
Deckers Outdoor Corp.†	1,744	174,557
lululemon athletica, Inc.†	1,312	200,867
NIKE, Inc. Class B	14,641	773,337
Ralph Lauren Corp. Class A	475	163,395
Tapestry, Inc.	2,488	351,082
		1,663,238
Consumer staples: 3.12%
Beverages: 0.67%
Brown-Forman Corp. Class B	2,100	55,524
Coca-Cola Co.	47,571	3,617,775
Constellation Brands, Inc. Class A	1,726	258,900
Keurig Dr Pepper, Inc.	16,694	439,553
Molson Coors Beverage Co. Class B	2,080	89,565
Monster Beverage Corp.†	8,764	635,039
PepsiCo, Inc.	16,793	2,607,785
		7,704,141
Consumer staples distribution & retail: 1.24%
Costco Wholesale Corp.	5,454	5,434,529
Dollar General Corp.	2,705	321,165
Dollar Tree, Inc.†	2,272	248,807
Kroger Co.	7,154	517,663
Sysco Corp.	5,885	419,777
Target Corp.	5,564	674,357
Walmart, Inc.	53,864	6,694,218
		14,310,516
Food products: 0.27%
Archer-Daniels-Midland Co.	5,905	429,234
Bunge Global SA	1,663	211,533
Campbell’s Co.	2,418	53,849
Conagra Brands, Inc.	5,878	92,402
General Mills, Inc.	6,557	244,051
Hershey Co.	1,821	378,568
Hormel Foods Corp.	3,583	81,155
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Food products(continued)
J.M. Smucker Co.	1,311	$126,433
Kraft Heinz Co.	10,473	235,538
McCormick & Co., Inc.	3,116	157,171
Mondelez International, Inc. Class A	15,751	907,888
Tyson Foods, Inc. Class A	3,466	222,067
		3,139,889
Household products: 0.50%
Church & Dwight Co., Inc.	2,908	271,375
Clorox Co.	1,486	153,994
Colgate-Palmolive Co.	9,905	844,203
Kimberly-Clark Corp.	4,079	393,501
Procter & Gamble Co.	28,557	4,124,773
		5,787,846
Personal care products: 0.05%
Estee Lauder Cos., Inc. Class A	3,038	218,037
Kenvue, Inc.	23,543	405,882
		623,919
Tobacco: 0.39%
Altria Group, Inc.	20,627	1,361,176
Philip Morris International, Inc.	19,128	3,162,623
		4,523,799
Energy: 2.38%
Energy equipment & services: 0.18%
Baker Hughes Co. Class A	12,143	741,330
Halliburton Co.	10,292	401,285
SLB Ltd.	18,374	944,240
		2,086,855
Oil, gas & consumable fuels: 2.20%
APA Corp.	4,358	184,954
Chevron Corp.	23,034	4,765,735
ConocoPhillips	15,055	1,987,260
Coterra Energy, Inc.	9,322	327,575
Devon Energy Corp.	7,622	383,539
Diamondback Energy, Inc.	2,385	471,729
EOG Resources, Inc.	6,667	963,848
EQT Corp.	7,668	487,992
Expand Energy Corp.	2,927	321,326
Exxon Mobil Corp.	51,350	8,712,041
Kinder Morgan, Inc.	24,057	806,631
Marathon Petroleum Corp.	3,625	885,152
Occidental Petroleum Corp.	8,837	574,405
ONEOK, Inc.	7,732	698,895
Phillips 66	4,951	901,973
Targa Resources Corp.	2,638	661,426
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Texas Pacific Land Corp.	712	$337,887
Valero Energy Corp.	3,748	926,056
Williams Cos., Inc.	15,006	1,092,137
		25,490,561
Financials: 7.48%
Banks: 2.08%
Bank of America Corp.	81,535	3,974,831
Citigroup, Inc.	21,473	2,435,253
Citizens Financial Group, Inc.	5,222	313,163
Fifth Third Bancorp	11,060	513,848
Huntington Bancshares, Inc.	24,942	390,342
JPMorgan Chase & Co.	33,130	9,745,521
KeyCorp	11,514	230,856
M&T Bank Corp.	1,866	385,739
PNC Financial Services Group, Inc.	4,963	1,032,751
Regions Financial Corp.	10,666	278,596
Truist Financial Corp.	15,513	713,133
U.S. Bancorp	19,100	993,391
Wells Fargo & Co.	38,001	3,025,260
		24,032,684
Capital markets: 1.91%
Ameriprise Financial, Inc.	1,122	498,617
Ares Management Corp. Class A	2,531	276,132
Bank of New York Mellon Corp.	8,457	1,003,254
BlackRock, Inc.	1,773	1,705,112
Blackstone, Inc.	9,200	1,057,908
Cboe Global Markets, Inc.	1,286	361,456
Charles Schwab Corp.	20,524	1,928,846
CME Group, Inc.	4,431	1,308,696
Coinbase Global, Inc. Class A†	2,741	478,606
FactSet Research Systems, Inc.	456	98,947
Franklin Resources, Inc.	3,775	89,166
Goldman Sachs Group, Inc.	3,685	3,117,473
Interactive Brokers Group, Inc. Class A	5,473	367,074
Intercontinental Exchange, Inc.	6,978	1,097,500
Invesco Ltd.	5,456	132,526
KKR & Co., Inc.	8,435	780,238
Moody’s Corp.	1,885	822,331
Morgan Stanley	14,783	2,432,838
MSCI, Inc. Class A	903	486,726
Nasdaq, Inc.	5,518	468,423
Northern Trust Corp.	2,290	319,615
Raymond James Financial, Inc.	2,155	312,023
Robinhood Markets, Inc. Class A†	9,711	672,972
S&P Global, Inc.	3,760	1,599,278
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	3,429	$433,974
T. Rowe Price Group, Inc.	2,686	242,116
		22,091,847
Consumer finance: 0.32%
American Express Co.	6,581	1,990,621
Capital One Financial Corp.	7,681	1,401,245
Synchrony Financial	4,271	290,513
		3,682,379
Financial services: 2.15%
Apollo Global Management, Inc.	5,706	635,763
Berkshire Hathaway, Inc. Class B†	22,532	10,797,334
Block, Inc.†	6,730	405,011
Corpay, Inc.†	860	250,251
Fidelity National Information Services, Inc.	6,363	298,488
Fiserv, Inc.†	6,609	368,782
Global Payments, Inc.	2,924	196,785
Jack Henry & Associates, Inc.	887	140,182
Mastercard, Inc. Class A	10,007	5,000,098
PayPal Holdings, Inc.	11,313	511,687
Visa, Inc. Class A	20,657	6,243,372
		24,847,753
Insurance: 1.02%
Aflac, Inc.	5,736	629,297
Allstate Corp.	3,195	662,451
American International Group, Inc.	6,593	496,123
Aon PLC Class A	2,636	850,848
Arch Capital Group Ltd.†	4,393	421,684
Arthur J Gallagher & Co.	3,158	683,960
Assurant, Inc.	615	133,953
Brown & Brown, Inc.	3,597	234,560
Chubb Ltd.	4,469	1,456,581
Cincinnati Financial Corp.	1,917	301,640
Erie Indemnity Co. Class A	312	78,409
Everest Group Ltd.	500	163,425
Globe Life, Inc.	978	136,108
Hartford Insurance Group, Inc.	3,427	463,433
Loews Corp.	2,076	221,592
Marsh & McLennan Cos., Inc.	5,949	1,031,854
MetLife, Inc.	6,764	478,350
Principal Financial Group, Inc.	2,431	219,057
Progressive Corp.	7,202	1,427,725
Prudential Financial, Inc.	4,276	417,723
Travelers Cos., Inc.	2,657	774,994
W.R. Berkley Corp.	3,661	242,651
Willis Towers Watson PLC	1,168	339,538
		11,865,956
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care: 5.62%
Biotechnology: 1.06%
AbbVie, Inc.	21,717	$4,723,230
Amgen, Inc.	6,617	2,328,192
Biogen, Inc.†	1,803	330,544
Gilead Sciences, Inc.	15,245	2,124,696
Incyte Corp.†	2,054	193,323
Moderna, Inc.†	4,273	217,068
Regeneron Pharmaceuticals, Inc.	1,239	957,301
Vertex Pharmaceuticals, Inc.†	3,121	1,393,651
		12,268,005
Health care equipment & supplies: 1.06%
Abbott Laboratories	21,367	2,193,750
Align Technology, Inc.†	820	140,572
Baxter International, Inc.	6,322	106,210
Becton Dickinson & Co.	3,499	550,148
Boston Scientific Corp.†	18,223	1,143,493
Cooper Cos., Inc.†	2,408	172,172
DexCom, Inc.†	4,729	296,981
Edwards Lifesciences Corp.†	7,131	571,050
GE HealthCare Technologies, Inc.	5,600	398,608
Hologic, Inc.†	2,735	206,739
IDEXX Laboratories, Inc.†	981	551,214
Insulet Corp.†	864	181,302
Intuitive Surgical, Inc.†	4,364	2,011,760
Medtronic PLC	15,753	1,364,997
ResMed, Inc.	1,790	401,819
Solventum Corp.†	1,812	118,324
STERIS PLC	1,205	266,462
Stryker Corp.	4,232	1,390,593
Zimmer Biomet Holdings, Inc.	2,435	220,173
		12,286,367
Health care providers & services: 0.92%
Cardinal Health, Inc.	2,892	611,108
Cencora, Inc.	2,390	750,795
Centene Corp.†	5,740	187,928
Cigna Group	3,237	863,470
CVS Health Corp.	15,633	1,122,762
DaVita, Inc.†	410	63,013
Elevance Health, Inc.	2,712	793,938
HCA Healthcare, Inc.	1,923	910,040
Henry Schein, Inc.†	1,230	90,651
Humana, Inc.	1,482	256,964
Labcorp Holdings, Inc.	1,019	271,879
McKesson Corp.	1,505	1,302,367
Quest Diagnostics, Inc.	1,352	264,965
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	11,131	$3,011,937
Universal Health Services, Inc. Class B	679	121,521
		10,623,338
Life sciences tools & services: 0.49%
Agilent Technologies, Inc.	3,475	396,080
Bio-Techne Corp.	1,922	100,444
Charles River Laboratories International, Inc.†	605	104,362
Danaher Corp.	7,731	1,465,798
IQVIA Holdings, Inc.†	2,084	355,405
Mettler-Toledo International, Inc.†	250	315,300
Revvity, Inc.	1,393	122,041
Thermo Fisher Scientific, Inc.	4,617	2,269,394
Waters Corp.†	1,205	358,849
West Pharmaceutical Services, Inc.	884	221,566
		5,709,239
Pharmaceuticals: 2.09%
Bristol-Myers Squibb Co.	25,024	1,517,706
Eli Lilly & Co.	9,737	8,955,801
Johnson & Johnson	29,612	7,238,357
Merck & Co., Inc.	30,498	3,668,604
Pfizer, Inc.	69,865	1,961,809
Viatris, Inc.	14,153	191,207
Zoetis, Inc.	5,187	613,155
		24,146,639
Industrials: 5.35%
Aerospace & defense: 1.38%
Axon Enterprise, Inc.†	970	411,949
Boeing Co.†	9,650	1,920,640
General Dynamics Corp.	3,118	1,070,160
General Electric Co.	12,888	3,657,228
Howmet Aerospace, Inc.	4,927	1,135,477
Huntington Ingalls Industries, Inc.	482	183,112
L3Harris Technologies, Inc.	2,295	792,119
Lockheed Martin Corp.	2,488	1,503,722
Northrop Grumman Corp.	1,639	1,118,191
RTX Corp.	16,494	3,181,693
Textron, Inc.	2,140	187,378
TransDigm Group, Inc.	694	804,318
		15,965,987
Air freight & logistics: 0.20%
CH Robinson Worldwide, Inc.	1,458	242,130
Expeditors International of Washington, Inc.	1,647	235,900
FedEx Corp.	2,658	946,726
United Parcel Service, Inc. Class B	9,081	893,389
		2,318,145
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Building products: 0.29%
A.O. Smith Corp.	1,381	$91,063
Allegion PLC	1,057	153,571
Builders FirstSource, Inc.†	1,359	111,886
Carrier Global Corp.	9,654	543,617
Johnson Controls International PLC	7,521	984,875
Lennox International, Inc.	392	181,939
Masco Corp.	2,502	151,046
Trane Technologies PLC	2,720	1,133,533
		3,351,530
Commercial services & supplies: 0.27%
Cintas Corp.	4,177	706,498
Copart, Inc.†	10,943	363,308
Republic Services, Inc. Class A	2,472	541,417
Rollins, Inc.	3,606	192,597
Veralto Corp.	3,051	269,769
Waste Management, Inc.	4,560	1,047,842
		3,121,431
Construction & engineering: 0.17%
Comfort Systems USA, Inc.	432	595,724
EMCOR Group, Inc.	550	406,070
Quanta Services, Inc.	1,832	1,005,805
		2,007,599
Electrical equipment: 0.71%
AMETEK, Inc.	2,829	606,424
Eaton Corp. PLC	4,773	1,707,159
Emerson Electric Co.	6,906	904,824
GE Vernova, Inc.	3,312	2,891,045
Generac Holdings, Inc.†	721	140,833
Hubbell, Inc. Class B	653	320,453
Rockwell Automation, Inc.	1,381	495,613
Vertiv Holdings Co. Class A	4,701	1,177,977
		8,244,328
Ground transportation: 0.51%
CSX Corp.	22,850	937,993
J.B. Hunt Transport Services, Inc.	918	194,524
Norfolk Southern Corp.	2,759	791,833
Old Dominion Freight Line, Inc.	2,261	441,799
Uber Technologies, Inc.†	25,290	1,819,110
Union Pacific Corp.	7,291	1,768,942
		5,954,201
Industrial conglomerates: 0.23%
3M Co.	6,472	939,928
Honeywell International, Inc.	7,801	1,763,260
		2,703,188
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Machinery: 1.10%
Caterpillar, Inc.	5,717	$4,050,266
Cummins, Inc.	1,698	913,558
Deere & Co.	3,098	1,745,103
Dover Corp.	1,657	345,402
Fortive Corp.	3,851	212,883
IDEX Corp.	920	174,386
Illinois Tool Works, Inc.	3,223	838,915
Ingersoll Rand, Inc.	4,373	350,365
Nordson Corp.	650	172,939
Otis Worldwide Corp.	4,777	368,211
PACCAR, Inc.	6,456	745,668
Parker-Hannifin Corp.	1,551	1,388,517
Pentair PLC	2,011	175,178
Snap-on, Inc.	638	231,734
Stanley Black & Decker, Inc.	1,903	135,227
Westinghouse Air Brake Technologies Corp.	2,095	523,562
Xylem, Inc.	2,993	357,664
		12,729,578
Passenger airlines: 0.10%
Delta Air Lines, Inc.	7,982	530,644
Southwest Airlines Co.	6,037	226,810
United Airlines Holdings, Inc.†	3,974	365,886
		1,123,340
Professional services: 0.23%
Automatic Data Processing, Inc.	4,948	1,005,335
Broadridge Financial Solutions, Inc.	1,435	233,159
Equifax, Inc.	1,479	266,323
Jacobs Solutions, Inc.	1,443	183,665
Leidos Holdings, Inc.	1,571	244,322
Paychex, Inc.	3,970	365,716
Verisk Analytics, Inc. Class A	1,713	325,042
		2,623,562
Trading companies & distributors: 0.16%
Fastenal Co.	14,109	654,658
United Rentals, Inc.	774	563,905
WW Grainger, Inc.	538	586,856
		1,805,419
Information technology: 19.53%
Communications equipment: 0.66%
Arista Networks, Inc.†	12,688	1,557,833
Ciena Corp.†	1,731	672,026
Cisco Systems, Inc.	48,550	3,766,994
F5, Inc.†	694	200,795
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Communications equipment(continued)
Lumentum Holdings, Inc.†	877	$616,321
Motorola Solutions, Inc.	2,036	883,563
		7,697,532
Electronic equipment, instruments & components: 0.53%
Amphenol Corp. Class A	15,104	1,908,390
CDW Corp.	1,600	193,632
Coherent Corp.†	2,304	548,836
Corning, Inc.	9,593	1,304,360
Jabil, Inc.	1,298	344,788
Keysight Technologies, Inc.†	2,108	595,236
TE Connectivity PLC	3,606	753,726
Teledyne Technologies, Inc.†	577	349,091
Zebra Technologies Corp. Class A†	604	126,284
		6,124,343
IT services: 0.47%
Accenture PLC Class A	7,561	1,499,271
Akamai Technologies, Inc.†	1,768	203,055
Cognizant Technology Solutions Corp. Class A	5,877	360,554
EPAM Systems, Inc.†	679	91,937
Gartner, Inc.†	866	137,122
GoDaddy, Inc. Class A†	1,661	137,315
International Business Machines Corp.	11,486	2,784,091
VeriSign, Inc.	1,014	251,837
		5,465,182
Semiconductors & semiconductor equipment: 8.59%
Advanced Micro Devices, Inc.†	20,034	4,075,517
Analog Devices, Inc.	6,004	1,910,112
Applied Materials, Inc.	9,753	3,333,478
Broadcom, Inc.	58,260	18,032,053
First Solar, Inc.†	1,319	260,186
Intel Corp.†	57,695	2,546,080
KLA Corp.	1,611	2,372,052
Lam Research Corp.	15,345	3,278,613
Microchip Technology, Inc.	6,649	429,592
Micron Technology, Inc.	13,830	4,672,327
Monolithic Power Systems, Inc.	599	654,917
NVIDIA Corp.	298,592	52,074,445
NXP Semiconductors NV	3,093	608,888
ON Semiconductor Corp.†	4,842	299,817
Qnity Electronics, Inc.	2,574	296,988
QUALCOMM, Inc.	13,111	1,688,435
Skyworks Solutions, Inc.	1,848	98,960
Teradyne, Inc.	1,924	570,389
Texas Instruments, Inc.	11,152	2,165,049
		99,367,898
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Software: 4.90%
Adobe, Inc.†	5,044	$1,226,096
AppLovin Corp. Class A†	3,330	1,325,340
Autodesk, Inc.†	2,605	623,637
Cadence Design Systems, Inc.†	3,345	929,475
Crowdstrike Holdings, Inc. Class A†	3,098	1,209,490
Datadog, Inc. Class A†	4,034	476,214
Fair Isaac Corp.†	291	310,654
Fortinet, Inc.†	7,767	634,719
Gen Digital, Inc.	6,772	127,517
Intuit, Inc.	3,419	1,478,307
Microsoft Corp.	91,244	33,775,792
Oracle Corp.	20,836	3,065,184
Palantir Technologies, Inc. Class A†	28,069	4,105,933
Palo Alto Networks, Inc.†	9,929	1,591,817
PTC, Inc.†	1,462	208,320
Roper Technologies, Inc.	1,310	463,557
Salesforce, Inc.	11,514	2,149,318
ServiceNow, Inc.†	12,853	1,343,781
Synopsys, Inc.†	2,351	932,124
Trimble, Inc.†	2,924	190,733
Tyler Technologies, Inc.†	529	181,119
Workday, Inc. Class A†	2,617	340,001
		56,689,128
Technology hardware, storage & peripherals: 4.38%
Apple, Inc.	180,398	45,783,208
Dell Technologies, Inc. Class C	3,652	599,403
Hewlett Packard Enterprise Co.	16,328	388,770
HP, Inc.	11,280	216,689
NetApp, Inc.	2,434	249,217
Sandisk Corp.†	1,814	1,152,507
Seagate Technology Holdings PLC	2,680	1,049,917
Super Micro Computer, Inc.†	6,183	140,787
Western Digital Corp.	4,166	1,126,861
		50,707,359
Materials: 1.24%
Chemicals: 0.70%
Air Products & Chemicals, Inc.	2,736	794,781
Albemarle Corp.	1,448	259,959
CF Industries Holdings, Inc.	1,917	248,903
Corteva, Inc.	8,264	691,780
Dow, Inc.	8,817	367,228
DuPont de Nemours, Inc.	5,028	230,282
Ecolab, Inc.	3,132	833,175
International Flavors & Fragrances, Inc.	3,147	228,315
Linde PLC	5,738	2,844,671
LyondellBasell Industries NV Class A	3,164	254,892
Mosaic Co.	3,900	99,450
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Chemicals(continued)
PPG Industries, Inc.	2,757	$294,668
Sherwin-Williams Co.	2,833	908,118
		8,056,222
Construction materials: 0.15%
CRH PLC	8,236	865,768
Martin Marietta Materials, Inc.	741	436,212
Vulcan Materials Co.	1,624	442,215
		1,744,195
Containers & packaging: 0.11%
Amcor PLC	5,678	225,700
Avery Dennison Corp.	950	164,046
Ball Corp.	3,293	194,649
International Paper Co.	6,488	231,622
Packaging Corp. of America	1,098	233,018
Smurfit Westrock PLC	6,419	255,797
		1,304,832
Metals & mining: 0.28%
Freeport-McMoRan, Inc.	17,660	1,038,055
Newmont Corp.	13,409	1,451,524
Nucor Corp.	2,812	475,509
Steel Dynamics, Inc.	1,687	303,660
		3,268,748
Real estate: 1.16%
Health care REITs: 0.21%
Alexandria Real Estate Equities, Inc.	1,917	88,987
Healthpeak Properties, Inc.	8,541	140,329
Ventas, Inc.	5,836	477,268
Welltower, Inc.	8,574	1,695,165
		2,401,749
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	7,859	150,578
Industrial REITs: 0.13%
Prologis, Inc.	11,422	1,509,760
Office REITs: 0.01%
BXP, Inc.	1,812	94,043
Real estate management & development: 0.06%
CBRE Group, Inc. Class A†	3,570	483,592
CoStar Group, Inc.†	5,208	210,091
		693,683
Residential REITs: 0.12%
AvalonBay Communities, Inc.	1,740	284,229
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Residential REITs(continued)
Camden Property Trust	1,271	$124,126
Equity Residential	4,225	249,909
Essex Property Trust, Inc.	792	191,664
Invitation Homes, Inc.	6,930	172,211
Mid-America Apartment Communities, Inc.	1,436	175,364
UDR, Inc.	3,695	124,817
		1,322,320
Retail REITs: 0.16%
Federal Realty Investment Trust	965	102,492
Kimco Realty Corp.	8,283	186,119
Realty Income Corp.	11,304	691,579
Regency Centers Corp.	2,023	153,060
Simon Property Group, Inc.	3,996	745,374
		1,878,624
Specialized REITs: 0.46%
American Tower Corp.	5,752	992,680
Crown Castle, Inc.	5,351	435,090
Digital Realty Trust, Inc.	3,968	715,073
Equinix, Inc.	1,207	1,183,150
Extra Space Storage, Inc.	2,608	341,987
Iron Mountain, Inc.	3,635	371,279
Public Storage	1,941	525,778
SBA Communications Corp. Class A	1,309	225,292
VICI Properties, Inc. Class A	13,133	358,794
Weyerhaeuser Co.	8,854	216,303
		5,365,426
Utilities: 1.51%
Electric utilities: 1.00%
Alliant Energy Corp.	3,159	226,690
American Electric Power Co., Inc.	6,646	871,158
Constellation Energy Corp.	3,829	1,069,248
Duke Energy Corp.	9,556	1,251,263
Edison International	4,728	345,995
Entergy Corp.	5,558	624,497
Evergy, Inc.	2,829	231,752
Eversource Energy	4,610	319,381
Exelon Corp.	12,569	616,132
FirstEnergy Corp.	6,388	323,616
NextEra Energy, Inc.	25,591	2,376,892
NRG Energy, Inc.	2,610	381,425
PG&E Corp.	27,008	474,531
Pinnacle West Capital Corp.	1,471	148,203
PPL Corp.	9,090	347,238
Southern Co.	13,530	1,305,916
Xcel Energy, Inc.	7,269	577,449
		11,491,386
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Gas utilities: 0.03%
Atmos Energy Corp.	2,033	$375,536
Independent power and renewable electricity producers: 0.06%
AES Corp.	8,750	123,287
Vistra Corp.	3,914	588,392
		711,679
Multi-utilities: 0.39%
Ameren Corp.	3,396	373,288
CenterPoint Energy, Inc.	8,022	346,230
CMS Energy Corp.	3,765	292,089
Consolidated Edison, Inc.	4,435	501,953
Dominion Energy, Inc.	10,493	648,677
DTE Energy Co.	2,552	373,154
NiSource, Inc.	5,880	274,361
Public Service Enterprise Group, Inc.	6,133	496,466
Sempra	8,020	779,303
WEC Energy Group, Inc.	3,999	462,964
		4,548,485
Water utilities: 0.03%
American Water Works Co., Inc.	2,398	326,344
Total common stocks (Cost $131,913,453)		686,876,909

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	4.12%	12-25-2034	$1,737	1,677
Total non-agency mortgage-backed securities (Cost $1,737)				1,677
U.S. Treasury securities: 37.45%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,538,591
U.S. Treasury Bonds	1.13	8-15-2040	100,000	62,340
U.S. Treasury Bonds	1.38	11-15-2040	5,100,000	3,285,117
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	1,957,085
U.S. Treasury Bonds	2.00	11-15-2041	1,700,000	1,175,656
U.S. Treasury Bonds	2.00	8-15-2051	1,200,000	683,203
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	6,653,325
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,318,998
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,307,016
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,354,476
U.S. Treasury Bonds	2.88	5-15-2049	1,500,000	1,066,406
U.S. Treasury Bonds	3.00	5-15-2042	776,000	618,436
U.S. Treasury Bonds	3.00	11-15-2045	834,000	630,419
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,407,453
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,427,693
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,562,597
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	8-15-2048	$2,099,000	$1,540,469
U.S. Treasury Bonds	3.00	2-15-2049	5,114,000	3,735,018
U.S. Treasury Bonds	3.13	11-15-2041	846,000	692,266
U.S. Treasury Bonds	3.13	2-15-2042	919,000	748,482
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,718,047
U.S. Treasury Bonds	3.38	11-15-2048	19,141,000	14,999,516
U.S. Treasury Bonds	3.50	2-15-2039	731,000	659,499
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,314,104
U.S. Treasury Bonds	3.63	2-15-2053	615,000	493,586
U.S. Treasury Bonds	3.75	8-15-2041	929,000	828,479
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,438,364
U.S. Treasury Bonds	3.88	8-15-2040	946,000	867,068
U.S. Treasury Bonds	4.25	5-15-2039	681,000	660,969
U.S. Treasury Bonds	4.25	11-15-2040	977,000	931,508
U.S. Treasury Bonds	4.25	2-15-2054	4,900,000	4,389,328
U.S. Treasury Bonds	4.38	2-15-2038	81,000	80,848
U.S. Treasury Bonds	4.38	11-15-2039	2,857,000	2,786,468
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,047,050
U.S. Treasury Bonds	4.38	5-15-2041	842,000	810,918
U.S. Treasury Bonds	4.50	5-15-2038	428,000	431,060
U.S. Treasury Bonds	4.50	8-15-2039	721,000	714,128
U.S. Treasury Bonds	4.63	2-15-2040	730,000	729,487
U.S. Treasury Bonds	4.63	5-15-2054	12,450,000	11,870,783
U.S. Treasury Bonds	4.63	2-15-2055	1,100,000	1,049,168
U.S. Treasury Bonds	4.75	2-15-2037	264,000	273,426
U.S. Treasury Bonds	4.75	2-15-2041	5,284,000	5,312,691
U.S. Treasury Bonds	4.75	5-15-2055	2,200,000	2,142,164
U.S. Treasury Bonds	5.00	5-15-2037	375,000	396,870
U.S. Treasury Bonds	5.25	11-15-2028	479,000	495,859
U.S. Treasury Bonds	5.25	2-15-2029	499,000	519,174
U.S. Treasury Bonds	5.38	2-15-2031	8,152,000	8,662,774
U.S. Treasury Bonds	6.13	11-15-2027	525,000	544,093
U.S. Treasury Bonds	6.13	8-15-2029	19,343,000	20,714,389
U.S. Treasury Bonds	6.25	5-15-2030	4,378,000	4,765,008
U.S. Treasury Bonds	6.38	8-15-2027	16,124,000	16,677,003
U.S. Treasury Notes	0.38	7-31-2027	11,371,000	10,863,747
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,983,827
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,945,716
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,196,336
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,419,003
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,784,752
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,244,029
U.S. Treasury Notes	0.63	3-31-2027	14,431,000	13,998,493
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,864,024
U.S. Treasury Notes	0.63	12-31-2027	252,000	238,426
U.S. Treasury Notes	0.63	5-15-2030	13,375,000	11,715,664
U.S. Treasury Notes	0.63	8-15-2030	11,482,000	9,971,399
U.S. Treasury Notes	0.75	1-31-2028	14,000	13,243
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.88%	11-15-2030	$2,681,000	$2,336,659
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,971,874
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	6,296,910
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,948,617
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	4,008,675
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,946,279
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	14,223,285
U.S. Treasury Notes	1.25	8-15-2031	8,087,000	7,018,947
U.S. Treasury Notes	1.38	10-31-2028	23,135,000	21,755,937
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	20,101,406
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,939,411
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,655,892
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,699,472
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,306,518
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,267,589
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,167,181
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,322,002
U.S. Treasury Notes	2.38	3-31-2029	6,100,000	5,850,520
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,154,705
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,397,860
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,147,889
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,247,465
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,313,354
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,328,724
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,557,915
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,514,909
U.S. Treasury Notes	3.50	9-30-2027	8,400,000	8,358,984
U.S. Treasury Notes	3.63	8-31-2030	300,000	296,320
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,814,515
U.S. Treasury Notes	4.00	2-29-2028	10,900,000	10,935,766
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,108,367
U.S. Treasury Notes	4.13	8-31-2030	2,700,000	2,720,777
U.S. Treasury Notes	4.13	2-15-2036	8,400,000	8,268,750
U.S. Treasury Notes	4.25	5-15-2035	600,000	598,406
U.S. Treasury Notes	4.38	5-15-2034	16,150,000	16,320,332
U.S. Treasury Notes	4.63	2-15-2035	5,900,000	6,053,492
Total U.S. Treasury securities (Cost $450,730,750)				433,283,238

		Yield	Shares
Short-term investments: 2.65%
Investment companies: 2.65%
Allspring Government Money Market Fund Select Class♠∞		3.60	30,696,081	30,696,081
Total short-term investments (Cost $30,696,081)				30,696,081
Total investments in securities (Cost $613,351,652)	99.46%			1,150,868,443
Other assets and liabilities, net	0.54			6,267,110
Total net assets	100.00%			$1,157,135,553

The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,814,219	$125,750,112	$(129,868,250)	$0	$0	$30,696,081	30,696,081	$736,608
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	223	6-18-2026	$25,251,783	$24,763,453	$0	$(488,330)
E-Mini S&P 500 Index	30	6-18-2026	10,027,633	9,856,125	0	(171,508)
Short
E-Mini S&P 500 Index	(88)	6-18-2026	(29,598,171)	(28,911,300)	686,871	0
Ultra U.S. Treasury Bond	(300)	6-18-2026	(36,144,601)	(34,968,750)	1,175,851	0
					$1,862,722	$(659,838)
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 19

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $582,655,571)	$1,120,172,362
Investments in affiliated securities, at value (cost $30,696,081)	30,696,081
Cash	3,454
Cash at broker segregated for futures contracts	4,936,160
Receivable for dividends and interest	3,228,718
Receivable for Fund shares sold	559,127
Receivable for daily variation margin on open futures contracts	326,015
Prepaid expenses and other assets	87,823
Total assets	1,160,009,740
Liabilities
Payable for Fund shares redeemed	934,149
Payable for daily variation margin on open futures contracts	868,625
Management fee payable	578,976
Shareholder servicing fees payable	225,659
Administration fees payable	187,321
Distribution fee payable	25,533
Accrued expenses and other liabilities	53,924
Total liabilities	2,874,187
Total net assets	$1,157,135,553
Net assets consist of
Paid-in capital	$624,403,762
Total distributable earnings	532,731,791
Total net assets	$1,157,135,553
Computation of net asset value and offering price per share
Net assets–Class A	$901,339,366
Shares outstanding–Class A1	24,387,718
Net asset value per share–Class A	$36.96
Maximum offering price per share – Class A2	$39.21
Net assets–Class C	$39,304,894
Shares outstanding–Class C1	2,239,346
Net asset value per share–Class C	$17.55
Net assets–Administrator Class	$103,134,856
Shares outstanding–Administrator Class[1]	2,784,946
Net asset value per share–Administrator Class	$37.03
Net assets–Institutional Class	$113,356,437
Shares outstanding–Institutional Class[1]	3,071,880
Net asset value per share–Institutional Class	$36.90
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Asset Allocation Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$7,677,282
Dividends (net of foreign withholdings taxes of $969)	4,322,405
Income from affiliated securities	736,608
Total investment income	12,736,295
Expenses
Management fee	3,767,845
Administration fees
Class A	948,607
Class C	45,887
Administrator Class	75,492
Institutional Class	80,275
Shareholder servicing fees
Class A	1,185,759
Class C	57,170
Administrator Class	144,295
Distribution fee
Class C	171,278
Custody and accounting fees	33,610
Professional fees	25,126
Registration fees	25,857
Shareholder report expenses	31,892
Trustees’ fees and expenses	9,370
Other fees and expenses	65,376
Total expenses	6,667,839
Less: Fee waivers and/or expense reimbursements
Fund-level	(131,675)
Class A	(26,783)
Class C	(9)
Administrator Class	(57,914)
Net expenses	6,451,458
Net investment income	6,284,837
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	53,690,000
Futures contracts	2,853,336
Net realized gains on investments	56,543,336
Net change in unrealized gains (losses) on
Unaffiliated securities	(72,306,685)
Futures contracts	(404,532)
Net change in unrealized gains (losses) on investments	(72,711,217)
Net realized and unrealized gains (losses) on investments	(16,167,881)
Net decrease in net assets resulting from operations	$(9,883,044)
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment income		$6,284,837		$14,054,535
Net realized gains on investments		56,543,336		111,035,889
Net change in unrealized gains (losses) on investments		(72,711,217)		(15,690,909)
Net increase (decrease) in net assets resulting from operations		(9,883,044)		109,399,515
Distributions to shareholders from
Net investment income and net realized gains
Class A		(104,635,476)		(109,370,793)
Class C		(9,692,383)		(13,719,939)
Administrator Class		(12,702,803)		(16,857,090)
Institutional Class		(13,956,781)		(17,989,572)
Total distributions to shareholders		(140,987,443)		(157,937,394)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	316,900	12,530,583	818,198	32,447,636
Class C	114,452	2,212,820	188,296	4,073,472
Administrator Class	111,029	4,507,900	466,263	18,622,278
Institutional Class	305,857	12,069,785	592,085	23,669,844
		31,321,088		78,813,230
Reinvestment of distributions
Class A	2,666,582	101,478,423	2,660,800	105,483,114
Class C	523,535	9,470,182	634,785	13,381,510
Administrator Class	331,453	12,636,782	422,752	16,771,010
Institutional Class	314,103	11,941,967	400,965	15,878,064
		135,527,354		151,513,698
Payment for shares redeemed
Class A	(1,657,550)	(65,506,375)	(2,884,342)	(114,430,598)
Class C	(691,980)	(13,249,255)	(1,684,282)	(35,873,718)
Administrator Class	(920,512)	(37,602,715)	(1,231,804)	(49,593,170)
Institutional Class	(638,576)	(25,149,900)	(1,479,504)	(58,337,800)
		(141,508,245)		(258,235,286)
Net increase (decrease) in net assets resulting from capital share transactions		25,340,197		(27,908,358)
Total decrease in net assets		(125,530,290)		(76,446,237)
Net assets
Beginning of period		1,282,665,843		1,359,112,080
End of period		$1,157,135,553		$1,282,665,843
The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.87	$43.18	$36.72	$34.96	$43.74	$38.89
Net investment income	0.20 [1]	0.43 [1]	0.42 [1]	0.33 [1]	0.21	0.19
Net realized and unrealized gains (losses) on investments	(0.50)	3.18	8.91	3.25	(6.23)	5.97
Total from investment operations	(0.30)	3.61	9.33	3.58	(6.02)	6.16
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.42)	(0.34)	(0.30)	(0.12)
Net realized gains	(4.40)	(4.49)	(2.45)	(1.48)	(2.46)	(1.19)
Total distributions to shareholders	(4.61)	(4.92)	(2.87)	(1.82)	(2.76)	(1.31)
Net asset value, end of period	$36.96	$41.87	$43.18	$36.72	$34.96	$43.74
Total return[2]	(0.98)%	9.11%	26.75%	10.41%	(14.91)%	16.18%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.08%	1.11%	1.13%	1.10%	1.09%
Net expenses	1.06%	1.06%	1.06%	1.07%	1.08%	1.08%
Net investment income	1.00%	1.08%	1.06%	0.91%	0.52%	0.46%
Supplemental data
Portfolio turnover rate	3%	19%	12%	11%	13%	11%
Net assets, end of period (000s omitted)	$901,339	$965,693	$970,143	$821,312	$802,444	$1,013,263

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.21	$25.04	$22.25	$21.15	$26.46	$23.64
Net investment income (loss)	0.02 [1]	0.07 [1]	0.07 [1]	0.03 [1]	(0.07)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.21)	1.73	5.22	1.97	(3.75)	3.63
Total from investment operations	(0.19)	1.80	5.29	2.00	(3.82)	3.55
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.05)	0.00	0.00	(0.01)
Net realized gains	(4.40)	(4.49)	(2.45)	(0.90)	(1.49)	(0.72)
Total distributions to shareholders	(4.47)	(4.63)	(2.50)	(0.90)	(1.49)	(0.73)
Net asset value, end of period	$17.55	$22.21	$25.04	$22.25	$21.15	$26.46
Total return[2]	(1.37)%	8.31%	25.80%	9.57%	(15.56)%	15.31%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.83%	1.85%	1.87%	1.85%	1.84%
Net expenses	1.82%	1.82%	1.82%	1.83%	1.83%	1.83%
Net investment income (loss)	0.24%	0.32%	0.31%	0.15%	(0.24)%	(0.29)%
Supplemental data
Portfolio turnover rate	3%	19%	12%	11%	13%	11%
Net assets, end of period (000s omitted)	$39,305	$50,938	$79,001	$94,684	$110,992	$150,795

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
24 | Allspring Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.93	$43.19	$36.72	$34.96	$43.80	$38.89
Net investment income	0.23 [1]	0.50 [1]	0.48 [1]	0.40 [1]	0.28	0.26
Net realized and unrealized gains (losses) on investments	(0.51)	3.18	8.91	3.25	(6.22)	5.98
Total from investment operations	(0.28)	3.68	9.39	3.65	(5.94)	6.24
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.47)	(0.40)	(0.43)	(0.14)
Net realized gains	(4.40)	(4.49)	(2.45)	(1.49)	(2.47)	(1.19)
Total distributions to shareholders	(4.62)	(4.94)	(2.92)	(1.89)	(2.90)	(1.33)
Net asset value, end of period	$37.03	$41.93	$43.19	$36.72	$34.96	$43.80
Total return[2]	(0.92)%	9.31%	26.95%	10.61%	(14.77)%	16.40%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.01%	1.03%	1.05%	1.02%	1.01%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.16%	1.25%	1.23%	1.08%	0.69%	0.63%
Supplemental data
Portfolio turnover rate	3%	19%	12%	11%	13%	11%
Net assets, end of period (000s omitted)	$103,135	$136,815	$155,739	$214,064	$259,704	$358,573

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.81	$43.12	$36.67	$34.91	$43.79	$38.84
Net investment income	0.26 [1]	0.56 [1]	0.54 [1]	0.45 [1]	0.33	0.33
Net realized and unrealized gains (losses) on investments	(0.51)	3.17	8.90	3.25	(6.20)	5.97
Total from investment operations	(0.25)	3.73	9.44	3.70	(5.87)	6.30
Distributions to shareholders from
Net investment income	(0.26)	(0.55)	(0.54)	(0.46)	(0.54)	(0.16)
Net realized gains	(4.40)	(4.49)	(2.45)	(1.48)	(2.47)	(1.19)
Total distributions to shareholders	(4.66)	(5.04)	(2.99)	(1.94)	(3.01)	(1.35)
Net asset value, end of period	$36.90	$41.81	$43.12	$36.67	$34.91	$43.79
Total return[2]	(0.84)%	9.46%	27.15%	10.79%	(14.64)%	16.57%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.79%	0.80%	0.77%	0.76%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.32%	1.40%	1.38%	1.23%	0.85%	0.79%
Supplemental data
Portfolio turnover rate	3%	19%	12%	11%	13%	11%
Net assets, end of period (000s omitted)	$113,356	$129,220	$154,228	$133,787	$150,936	$165,569

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Index Asset Allocation Fund | 27

Notes to financial statements (unaudited)
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $654,050,722 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$566,416,234
Gross unrealized losses	(68,395,629)
Net unrealized gains	$498,020,605
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$10,538	$0	$10,538
Common stocks
Communication services	70,648,706	0	0	70,648,706
Consumer discretionary	67,763,110	0	0	67,763,110
Consumer staples	36,090,110	0	0	36,090,110
Energy	27,577,416	0	0	27,577,416
Financials	86,520,619	0	0	86,520,619
Health care	65,033,588	0	0	65,033,588
Industrials	61,948,308	0	0	61,948,308
Information technology	226,051,442	0	0	226,051,442
Materials	14,373,997	0	0	14,373,997
Real estate	13,416,183	0	0	13,416,183
Utilities	17,453,430	0	0	17,453,430
Non-agency mortgage-backed securities	0	1,677	0	1,677
U.S. Treasury securities	433,283,238	0	0	433,283,238
Short-term investments
Investment companies	30,696,081	0	0	30,696,081
	1,150,856,228	12,215	0	1,150,868,443
Futures contracts	1,862,722	0	0	1,862,722
Total assets	$1,152,718,950	$12,215	$0	$1,152,731,165
Liabilities
Futures contracts	$659,838	$0	$0	$659,838
Total liabilities	$659,838	$0	$0	$659,838
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Index Asset Allocation Fund | 29

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Administrator Class	0.90
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $6,659 from the sale of Class A shares and $715 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
30 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$32,407,371	$8,197,654	$51,951,398	$71,344,857
6.DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2026, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $195,222,946 in long futures contracts and $31,098,780 in short futures contracts during the six months ended March 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
The fair value of derivative instruments as of March 31, 2026 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$1,175,851 *	$686,871 *	$1,862,722
Liability derivatives
Futures contracts	$488,330 *	$171,508 *	$659,838

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of March 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended March 31, 2026 was as follows:
	Interest rate risk	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(1,151,064)	$4,004,400	$2,853,336
Net change in unrealized gains (losses) on derivatives
Futures contracts	$965,833	$(1,370,365)	$(404,532)
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the
Allspring Index Asset Allocation Fund | 31

Notes to financial statements (unaudited)
Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
32 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Index Asset Allocation Fund | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

34 | Allspring Index Asset Allocation Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0458 03-26

Allspring Opportunity Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Opportunity Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.23%
Communication services: 11.53%
Entertainment: 1.28%
Spotify Technology SA†	44,512	$21,584,314
Interactive media & services: 10.25%
Alphabet, Inc. Class C	353,096	101,289,119
Meta Platforms, Inc. Class A	124,865	71,439,012
		172,728,131
Consumer discretionary: 10.25%
Broadline retail: 6.47%
Amazon.com, Inc.†	523,027	108,930,833
Hotels, restaurants & leisure: 1.65%
DraftKings, Inc. Class A†	503,522	10,886,146
Starbucks Corp.	189,077	16,939,408
		27,825,554
Specialty retail: 2.13%
Burlington Stores, Inc.†	44,540	14,492,426
Home Depot, Inc.	65,190	21,440,339
		35,932,765
Consumer staples: 1.53%
Consumer staples distribution & retail: 0.91%
Costco Wholesale Corp.	15,470	15,414,772
Household products: 0.62%
Church & Dwight Co., Inc.	111,207	10,377,837
Financials: 13.91%
Banks: 1.86%
Axos Financial, Inc.†	80,529	6,852,213
Citigroup, Inc.	83,859	9,510,449
First BanCorp	221,406	4,729,232
Popular, Inc.	41,855	5,615,685
Wells Fargo & Co.	58,972	4,694,761
		31,402,340
Capital markets: 6.08%
Charles Schwab Corp.	421,741	39,635,219
Interactive Brokers Group, Inc. Class A	73,042	4,898,927
Intercontinental Exchange, Inc.	192,540	30,282,691
S&P Global, Inc.	39,203	16,674,604
Virtu Financial, Inc. Class A	249,176	10,958,761
		102,450,202
Consumer finance: 1.13%
Capital One Financial Corp.	104,780	19,115,015
The accompanying notes are an integral part of these financial statements.
2 | Allspring Opportunity Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Financial services: 2.85%
Mastercard, Inc. Class A	96,045	$47,989,845
Insurance: 1.99%
Marsh & McLennan Cos., Inc.	91,744	15,912,997
Unum Group	240,579	17,569,484
		33,482,481
Health care: 9.44%
Biotechnology: 2.07%
Exelixis, Inc.†	210,816	9,041,898
Gilead Sciences, Inc.	59,812	8,335,998
Incyte Corp.†	46,635	4,389,286
Monte Rosa Therapeutics, Inc.†	207,241	3,409,115
United Therapeutics Corp.†	16,372	9,708,269
		34,884,566
Health care equipment & supplies: 0.94%
Medtronic PLC	182,408	15,805,653
Health care providers & services: 1.08%
McKesson Corp.	13,365	11,565,536
UnitedHealth Group, Inc.	24,247	6,560,996
		18,126,532
Life sciences tools & services: 3.49%
Agilent Technologies, Inc.	192,437	21,933,969
Bio-Rad Laboratories, Inc. Class A†	47,028	13,109,055
Thermo Fisher Scientific, Inc.	48,360	23,770,391
		58,813,415
Pharmaceuticals: 1.86%
Amneal Pharmaceuticals, Inc.†	343,357	4,267,928
Eli Lilly & Co.	18,676	17,177,625
Harmony Biosciences Holdings, Inc.†	140,237	3,928,038
Phibro Animal Health Corp. Class A	108,811	6,018,336
		31,391,927
Industrials: 14.49%
Aerospace & defense: 4.65%
BWX Technologies, Inc.	117,437	24,014,692
HEICO Corp. Class A	127,407	26,894,344
Melrose Industries PLC	4,055,724	27,482,387
		78,391,423
Building products: 2.48%
Carlisle Cos., Inc.	49,295	16,445,798
Trane Technologies PLC	60,980	25,412,805
		41,858,603
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Commercial services & supplies: 1.72%
Republic Services, Inc. Class A	132,349	$28,987,078
Construction & engineering: 0.62%
EMCOR Group, Inc.	14,019	10,350,368
Electrical equipment: 2.70%
Regal Rexnord Corp.	188,031	35,210,685
Vertiv Holdings Co. Class A	41,245	10,335,172
		45,545,857
Professional services: 0.92%
TransUnion	224,238	15,515,027
Trading companies & distributors: 1.40%
QXO, Inc.†	1,215,818	23,611,186
Information technology: 29.95%
Electronic equipment, instruments & components: 3.05%
Amphenol Corp. Class A	202,789	25,622,390
Teledyne Technologies, Inc.†	42,757	25,868,413
		51,490,803
Semiconductors & semiconductor equipment: 12.10%
Broadcom, Inc.	61,828	19,136,384
Marvell Technology, Inc.	418,706	41,472,829
NVIDIA Corp.	428,752	74,774,349
ON Semiconductor Corp.†	427,588	26,476,249
Texas Instruments, Inc.	174,918	33,958,580
Ultra Clean Holdings, Inc.†	129,320	8,041,118
		203,859,509
Software: 9.91%
AppLovin Corp. Class A†	3,959	1,575,682
Dynatrace, Inc.†	483,459	17,878,314
Microsoft Corp.	258,582	95,719,299
Salesforce, Inc.	143,499	26,786,958
ServiceNow, Inc.†	195,542	20,443,916
Zoom Communications, Inc. Class A†	58,067	4,668,006
		167,072,175
Technology hardware, storage & peripherals: 4.89%
Apple, Inc.	324,421	82,334,806
Materials: 3.30%
Chemicals: 2.14%
Ashland, Inc.	223,118	12,407,592
Sherwin-Williams Co.	73,692	23,621,971
		36,029,563
The accompanying notes are an integral part of these financial statements.
4 | Allspring Opportunity Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Containers & packaging: 0.59%
International Paper Co.	276,448	$9,869,194
Metals & mining: 0.57%
Newmont Corp.	89,322	9,669,106
Real estate: 2.38%
Industrial REITs: 1.43%
Prologis, Inc.	182,182	24,080,817
Specialized REITs: 0.95%
American Tower Corp.	92,724	16,002,308
Utilities: 2.45%
Electric utilities: 2.45%
Constellation Energy Corp.	72,859	20,345,876
Xcel Energy, Inc.	264,784	21,034,441
		41,380,317
Total common stocks (Cost $1,008,069,073)		1,672,304,322

		Yield
Short-term investments: 0.84%
Investment companies: 0.84%
Allspring Government Money Market Fund Select Class♠∞		3.60%	14,129,276	14,129,276
Total short-term investments (Cost $14,129,276)				14,129,276
Total investments in securities (Cost $1,022,198,349)	100.07%			1,686,433,598
Other assets and liabilities, net	(0.07)			(1,251,182)
Total net assets	100.00%			$1,685,182,416

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$26,587,980	$107,793,290	$(120,251,994)	$0	$0	$14,129,276	14,129,276	$311,816
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 5

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,008,069,073)	$1,672,304,322
Investments in affiliated securities, at value (cost $14,129,276)	14,129,276
Cash	64,962
Foreign currency, at value (cost $109)	116
Receivable for dividends	1,395,503
Receivable for Fund shares sold	67,848
Prepaid expenses and other assets	73,216
Total assets	1,688,035,243
Liabilities
Management fee payable	1,005,473
Payable for Fund shares redeemed	978,858
Shareholder servicing fees payable	534,787
Administration fees payable	278,225
Trustees’ fees and expenses payable	192
Accrued expenses and other liabilities	55,292
Total liabilities	2,852,827
Total net assets	$1,685,182,416
Net assets consist of
Paid-in capital	$910,848,600
Total distributable earnings	774,333,816
Total net assets	$1,685,182,416
Computation of net asset value and offering price per share
Net assets–Class A	$1,415,921,020
Shares outstanding–Class A1	30,560,804
Net asset value per share–Class A	$46.33
Maximum offering price per share – Class A2	$49.16
Net assets–Class R6	$286,677
Shares outstanding–Class R6[1]	4,939
Net asset value per share–Class R6	$58.05
Net assets–Administrator Class	$238,920,944
Shares outstanding–Administrator Class[1]	4,321,476
Net asset value per share–Administrator Class	$55.29
Net assets–Institutional Class	$30,053,775
Shares outstanding–Institutional Class[1]	518,709
Net asset value per share–Institutional Class	$57.94
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Opportunity Fund

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,139)	$7,250,627
Income from affiliated securities	311,816
Interest	1,739
Total investment income	7,564,182
Expenses
Management fee	6,621,334
Administration fees
Class A	1,546,011
Class C	277 [1]
Class R6	75
Administrator Class	168,956
Institutional Class	20,578
Shareholder servicing fees
Class A	1,932,465
Class C	347 [1]
Administrator Class	322,818
Distribution fee
Class C	932 [1]
Custody and accounting fees	30,629
Professional fees	27,902
Registration fees	61,558
Shareholder report expenses	38,670
Trustees’ fees and expenses	11,025
Other fees and expenses	24,720
Total expenses	10,808,297
Less: Fee waivers and/or expense reimbursements
Fund-level	(195,390)
Class A	(423,999)
Class R6	(75)
Administrator Class	(216,628)
Institutional Class	(16,132)
Net expenses	9,956,073
Net investment loss	(2,391,891)
1 For the period from October 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 7

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$117,276,252
Foreign currency and foreign currency translations	17,889
Net realized gains on investments	117,294,141
Net change in unrealized gains (losses) on
Unaffiliated securities	(208,447,419)
Foreign currency and foreign currency translations	(4,037)
Net change in unrealized gains (losses) on investments	(208,451,456)
Net realized and unrealized gains (losses) on investments	(91,157,315)
Net decrease in net assets resulting from operations	$(93,549,206)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Opportunity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment loss		$(2,391,891)		$(194,636)
Net realized gains on investments		117,294,141		153,379,017
Net change in unrealized gains (losses) on investments		(208,451,456)		(28,218,329)
Net increase (decrease) in net assets resulting from operations		(93,549,206)		124,966,052
Distributions to shareholders from
Net investment income and net realized gains
Class A		(130,547,250)		(145,152,925)
Class C		0 [1]		(140,674)
Class R6		(30,175)		(23,084)
Administrator Class		(18,702,664)		(20,603,316)
Institutional Class		(2,219,479)		(2,317,822)
Total distributions to shareholders		(151,499,568)		(168,237,821)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	84,662	4,328,982	144,260	7,346,042
Class C	0 [1]	0 [1]	3,401	147,032
Class R6	4,424	280,017	3,444	221,864
Administrator Class	5,184	310,440	23,043	1,404,865
Institutional Class	113,108	7,100,550	108,981	6,692,708
		12,019,989		15,812,511
Reinvestment of distributions
Class A	2,584,922	126,583,624	2,669,945	140,599,330
Class C	0 [1]	0 [1]	3,125	140,674
Class R6	493	30,175	358	23,084
Administrator Class	300,449	17,546,241	308,621	19,088,225
Institutional Class	36,232	2,216,325	35,925	2,315,341
		146,376,365		162,166,654
Payment for shares redeemed
Class A	(2,079,979)	(105,385,293)	(3,466,741)	(176,931,791)
Class C	(445)[1]	(20,274)[1]	(12,970)	(567,753)
Class R6	(7,766)	(471,822)	(1,321)	(84,541)
Administrator Class	(258,539)	(15,523,544)	(392,944)	(23,718,942)
Institutional Class	(107,542)	(6,701,336)	(164,131)	(10,322,371)
		(128,102,269)		(211,625,398)
1 For the period from October 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
	Shares		Shares
Share conversions
Class A	20,031 [2]	$1,052,707 [2]	0	$0
Class C	(23,605)[2]	(1,052,707)[2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		30,294,085		(33,646,233)
Total decrease in net assets		(214,754,689)		(76,918,002)
Net assets
Beginning of period		1,899,937,105		1,976,855,107
End of period		$1,685,182,416		$1,899,937,105
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$53.38	$54.52	$44.06	$40.84	$57.30	$45.64
Net investment loss	(0.07)[1]	(0.02)[1]	(0.03)[1]	(0.08)[1]	(0.22)	(0.20)
Net realized and unrealized gains (losses) on investments	(2.52)	3.71	12.39	7.61	(9.64)	14.95
Total from investment operations	(2.59)	3.69	12.36	7.53	(9.86)	14.75
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)
Total distributions to shareholders	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.09)
Net asset value, end of period	$46.33	$53.38	$54.52	$44.06	$40.84	$57.30
Total return[2]	(5.29)%	6.89%	28.88%	19.42%	(20.07)%	33.63%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.19%	1.19%	1.20%	1.19%	1.20%
Net expenses	1.12%	1.13%	1.15%	1.17%	1.16%	1.17%
Net investment loss	(0.29)%	(0.04)%	(0.05)%	(0.18)%	(0.43)%	(0.37)%
Supplemental data
Portfolio turnover rate	21%	21%	20%	26%	22%	29%
Net assets, end of period (000s omitted)	$1,415,921	$1,598,744	$1,668,461	$1,424,188	$1,309,459	$1,782,585

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$65.62	$65.72	$52.53	$47.73	$65.66	$51.83
Net investment income	0.04 [1]	0.24 [1]	0.23 [1]	0.16 [1]	0.01 [1]	0.04
Net realized and unrealized gains (losses) on investments	(3.15)	4.49	14.86	8.95	(11.34)	17.06
Total from investment operations	(3.11)	4.73	15.09	9.11	(11.33)	17.10
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.20)
Net realized gains	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)
Total distributions to shareholders	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.27)
Net asset value, end of period	$58.05	$65.62	$65.72	$52.53	$47.73	$65.66
Total return[2]	(5.09)%	7.32%	29.44%	19.96%	(19.72)%	34.23%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.79%	0.75%	0.76%
Net expenses	0.72%	0.72%	0.72%	0.73%	0.72%	0.72%
Net investment income	0.12%	0.39%	0.38%	0.31%	0.01%	0.08%
Supplemental data
Portfolio turnover rate	21%	21%	20%	26%	22%	29%
Net assets, end of period (000s omitted)	$287	$511	$349	$174	$28	$35

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$62.78	$63.20	$50.72	$46.33	$64.07	$50.68
Net investment income (loss)	(0.03)[1]	0.08 [1]	0.07 [1]	(0.00)[1,2]	(0.14)[1]	(0.10)
Net realized and unrealized gains (losses) on investments	(3.00)	4.33	14.31	8.70	(11.00)	16.65
Total from investment operations	(3.03)	4.41	14.38	8.70	(11.14)	16.55
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.09)
Net realized gains	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)
Total distributions to shareholders	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.16)
Net asset value, end of period	$55.29	$62.78	$63.20	$50.72	$46.33	$64.07
Total return[3]	(5.20)%	7.09%	29.08%	19.63%	(19.91)%	33.87%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.12%	1.12%	1.11%	1.12%
Net expenses	0.93%	0.95%	0.98%	0.99%	0.97%	0.98%
Net investment income (loss)	(0.11)%	0.14%	0.11%	(0.00)%	(0.24)%	(0.18)%
Supplemental data
Portfolio turnover rate	21%	21%	20%	26%	22%	29%
Net assets, end of period (000s omitted)	$238,921	$268,344	$274,035	$231,186	$209,340	$281,217

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$65.52	$65.64	$52.48	$47.70	$65.64	$51.83
Net investment income (loss)	0.02 [1]	0.21 [1]	0.21 [1]	0.13 [1]	(0.01)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	(3.14)	4.50	14.85	8.96	(11.33)	17.04
Total from investment operations	(3.12)	4.71	15.06	9.09	(11.34)	17.07
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.19)
Net realized gains	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.07)
Total distributions to shareholders	(4.46)	(4.83)	(1.90)	(4.31)	(6.60)	(3.26)
Net asset value, end of period	$57.94	$65.52	$65.64	$52.48	$47.70	$65.64
Total return[2]	(5.11)%	7.30%	29.41%	19.93%	(19.76)%	34.20%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.87%	0.87%	0.86%	0.87%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.07%	0.34%	0.35%	0.24%	(0.01)%	0.05%
Supplemental data
Portfolio turnover rate	21%	21%	20%	26%	22%	29%
Net assets, end of period (000s omitted)	$30,054	$31,247	$32,567	$27,107	$23,437	$29,303

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Opportunity Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring Opportunity Fund | 15

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $1,026,953,621 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$711,240,858
Gross unrealized losses	(51,760,881)
Net unrealized gains	$659,479,977
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$194,312,445	$0	$0	$194,312,445
Consumer discretionary	172,689,152	0	0	172,689,152
Consumer staples	25,792,609	0	0	25,792,609
Financials	234,439,883	0	0	234,439,883
Health care	159,022,093	0	0	159,022,093
Industrials	216,777,155	27,482,387	0	244,259,542
Information technology	504,757,293	0	0	504,757,293
Materials	55,567,863	0	0	55,567,863
Real estate	40,083,125	0	0	40,083,125
Utilities	41,380,317	0	0	41,380,317
Short-term investments
Investment companies	14,129,276	0	0	14,129,276
Total assets	$1,658,951,211	$27,482,387	$0	$1,686,433,598
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Opportunity Fund | 17

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.17%
Class R6	0.72
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $1,148 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $390,041,539 and $499,727,998, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
18 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Opportunity Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Opportunity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Opportunity Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3002 03-26

Allspring Special Mid Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
March 31, 2026

Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.10%
Communication services: 0.07%
Media: 0.07%
NIQ Global Intelligence PLC†	806,467	$9,169,530
Consumer discretionary: 5.78%
Automobile components: 1.26%
Aptiv PLC†	2,319,530	161,068,163
Household durables: 1.86%
D.R. Horton, Inc.	456,200	62,599,764
Somnigroup International, Inc.	2,384,744	176,280,277
		238,880,041
Specialty retail: 1.70%
AutoZone, Inc.†	64,700	218,542,366
Textiles, apparel & luxury goods: 0.96%
PVH Corp.	1,765,600	123,168,256
Consumer staples: 5.65%
Beverages: 2.83%
Keurig Dr Pepper, Inc.	10,203,414	268,655,891
Primo Brands Corp. Class A	5,027,600	94,669,708
		363,325,599
Household products: 2.82%
Church & Dwight Co., Inc.	3,881,550	362,226,246
Energy: 8.50%
Energy equipment & services: 2.71%
Baker Hughes Co. Class A	5,708,800	348,522,240
Oil, gas & consumable fuels: 5.79%
EOG Resources, Inc.	1,682,150	243,188,425
EQT Corp.	4,099,300	260,879,452
Valero Energy Corp.	966,450	238,790,466
		742,858,343
Financials: 10.93%
Banks: 4.25%
Fifth Third Bancorp	6,413,611	297,976,367
First Citizens BancShares, Inc. Class A	64,600	121,749,036
Regions Financial Corp.	4,810,650	125,654,178
		545,379,581
Capital markets: 0.00%
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
Insurance: 4.94%
Arch Capital Group Ltd.†	2,805,150	269,266,349
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Insurance(continued)
Brown & Brown, Inc.	2,008,700	$130,987,327
Loews Corp.	2,186,950	233,435,043
		633,688,719
Mortgage real estate investment trusts (REITs): 1.74%
Annaly Capital Management, Inc.	10,557,380	223,288,587
Health care: 9.73%
Health care equipment & supplies: 1.91%
Alcon AG	3,256,850	245,403,647
Health care providers & services: 3.16%
Labcorp Holdings, Inc.	1,521,300	405,898,053
Life sciences tools & services: 4.66%
Charles River Laboratories International, Inc.†	1,453,264	250,688,040
Qiagen NV	1,982,039	79,360,842
Revvity, Inc.	1,746,900	153,045,909
Waters Corp.†	385,200	114,712,560
		597,807,351
Industrials: 22.13%
Aerospace & defense: 2.79%
L3Harris Technologies, Inc.	286,050	98,730,161
StandardAero, Inc.†	10,037,947	259,280,171
		358,010,332
Building products: 1.12%
Carlisle Cos., Inc.	259,803	86,675,477
Owens Corning	529,900	57,345,778
		144,021,255
Commercial services & supplies: 3.16%
Copart, Inc.†	1,406,900	46,709,080
Republic Services, Inc. Class A	1,638,050	358,765,711
		405,474,791
Construction & engineering: 0.85%
API Group Corp.†	2,688,399	108,933,927
Ground transportation: 3.40%
Canadian Pacific Kansas City Ltd.	3,071,300	241,588,458
Knight-Swift Transportation Holdings, Inc.	3,385,300	194,925,574
		436,514,032
Machinery: 5.54%
Donaldson Co., Inc.	716,700	60,826,329
Gates Industrial Corp. PLC†	9,973,127	225,492,401
Ingersoll Rand, Inc.	1,077,400	86,321,288
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Machinery(continued)
Mueller Industries, Inc.	1,006,600	$111,531,280
Toro Co.	2,435,800	227,601,152
		711,772,450
Professional services: 2.64%
Booz Allen Hamilton Holding Corp. Class A	2,135,000	166,594,050
Jacobs Solutions, Inc.	1,350,000	171,828,000
		338,422,050
Trading companies & distributors: 2.63%
AerCap Holdings NV	1,618,994	222,093,597
WESCO International, Inc.	424,400	116,124,328
		338,217,925
Information technology: 13.56%
Electronic equipment, instruments & components: 5.67%
CDW Corp.	1,943,900	235,250,778
Keysight Technologies, Inc.†	1,526,000	430,896,620
Novanta, Inc.†	519,200	61,322,712
		727,470,110
IT services: 1.38%
Okta, Inc.†	2,249,900	177,089,629
Semiconductors & semiconductor equipment: 6.51%
ON Semiconductor Corp.†	4,231,550	262,017,576
Qnity Electronics, Inc.	2,811,028	324,336,411
Teradyne, Inc.	842,064	249,638,293
		835,992,280
Materials: 9.51%
Chemicals: 3.47%
Eastman Chemical Co.	1,993,100	152,113,392
RPM International, Inc.	2,954,600	293,687,240
		445,800,632
Construction materials: 3.09%
Amrize Ltd.†	2,579,300	144,492,386
Vulcan Materials Co.	927,450	252,544,635
		397,037,021
Containers & packaging: 1.08%
Graphic Packaging Holding Co.	13,876,700	137,934,398
Metals & mining: 1.87%
Freeport-McMoRan, Inc.	2,891,250	169,947,675
Nucor Corp.	417,500	70,599,250
		240,546,925
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Real estate: 2.80%
Real estate management & development: 1.24%
CBRE Group, Inc. Class A†	1,174,500	$159,097,770
Specialized REITs: 1.56%
Weyerhaeuser Co.	8,201,350	200,358,981
Utilities: 8.44%
Electric utilities: 6.44%
American Electric Power Co., Inc.	3,304,300	433,127,644
FirstEnergy Corp.	7,770,650	393,661,129
		826,788,773
Water utilities: 2.00%
American Water Works Co., Inc.	1,889,450	257,135,250
Total common stocks (Cost $9,689,411,607)		12,465,845,260

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 2.84%
Investment companies: 2.84%
Allspring Government Money Market Fund Select Class♠∞		3.60%	364,662,761	364,662,761
Total short-term investments (Cost $364,662,761)				364,662,761
Total investments in securities (Cost $10,058,635,296)	99.94%			12,830,508,021
Other assets and liabilities, net	0.06			7,592,142
Total net assets	100.00%			$12,838,100,163

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$188,164,226	$1,678,483,736	$(1,501,985,201)	$0	$0	$364,662,761	364,662,761	$5,752,378
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Graphic Packaging Holding Co.	$300,781,115	$0	$(20,007,515)	$(23,640,431)	$(119,198,771)	$137,934,398	13,876,700	$3,217,082
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Mid Cap Value Fund

Statement of assets and liabilities—March 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $9,693,972,535)	$12,465,845,260
Investments in affiliated securities, at value (cost $364,662,761)	364,662,761
Cash	2,398
Receivable for investments sold	23,995,020
Receivable for dividends	20,673,643
Receivable for Fund shares sold	13,419,035
Prepaid expenses and other assets	302,735
Total assets	12,888,900,852
Liabilities
Payable for investments purchased	21,719,599
Payable for Fund shares redeemed	20,074,168
Management fee payable	7,267,970
Administration fees payable	1,243,472
Shareholder servicing fees payable	321,230
Distribution fee payable	36,751
Trustees’ fees and expenses payable	825
Accrued expenses and other liabilities	136,674
Total liabilities	50,800,689
Total net assets	$12,838,100,163
Net assets consist of
Paid-in capital	$9,556,736,832
Total distributable earnings	3,281,363,331
Total net assets	$12,838,100,163
Computation of net asset value and offering price per share
Net assets–Class A	$1,226,672,780
Shares outstanding–Class A1	27,195,726
Net asset value per share–Class A	$45.11
Maximum offering price per share – Class A2	$47.86
Net assets–Class C	$56,420,369
Shares outstanding–Class C1	1,353,985
Net asset value per share–Class C	$41.67
Net assets–Class R6	$3,201,528,469
Shares outstanding–Class R6[1]	67,909,155
Net asset value per share–Class R6	$47.14
Net assets–Administrator Class	$201,391,427
Shares outstanding–Administrator Class[1]	4,327,194
Net asset value per share–Administrator Class	$46.54
Net assets–Institutional Class	$8,152,087,118
Shares outstanding–Institutional Class[1]	173,303,390
Net asset value per share–Institutional Class	$47.04
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 7

Statement of operations—six months ended March 31, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $220,106)	$100,764,090
Income from affiliated securities	5,752,378
Interest	10,755
Total investment income	106,527,223
Expenses
Management fee	43,724,208
Administration fees
Class A	1,279,262
Class C	62,151
Class R6	499,428
Administrator Class	144,411
Institutional Class	5,509,137
Shareholder servicing fees
Class A	1,599,078
Class C	77,559
Administrator Class	276,449
Distribution fee
Class C	232,482
Custody and accounting fees	196,328
Professional fees	47,057
Registration fees	191,105
Shareholder report expenses	446,747
Trustees’ fees and expenses	54,516
Other fees and expenses	168,610
Total expenses	54,508,528
Less: Fee waivers and/or expense reimbursements
Class A	(32,156)
Class C	(2)
Administrator Class	(178)
Net expenses	54,476,192
Net investment income	52,051,031
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	615,428,623
Foreign currency and foreign currency translations	(1,937)
Net realized gains on investments	615,426,686
Net change in unrealized gains (losses) on
Unaffiliated securities	(162,570,381)
Foreign currency and foreign currency translations	(1,904)
Net change in unrealized gains (losses) on investments	(162,572,285)
Net realized and unrealized gains (losses) on investments	452,854,401
Net increase in net assets resulting from operations	$504,905,432
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Mid Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2026 (unaudited)		Year ended September 30, 2025
Operations
Net investment income		$52,051,031		$173,106,772
Net realized gains on investments		615,426,686		1,173,088,484
Net change in unrealized gains (losses) on investments		(162,572,285)		(1,171,021,137)
Net increase in net assets resulting from operations		504,905,432		175,174,119
Distributions to shareholders from
Net investment income and net realized gains
Class A		(131,516,005)		(107,057,874)
Class C		(6,401,486)		(6,168,177)
Class R6		(340,106,635)		(284,398,053)
Administrator Class		(21,967,512)		(21,102,378)
Institutional Class		(860,264,827)		(605,419,621)
Total distributions to shareholders		(1,360,256,465)		(1,024,146,103)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,659,417	77,287,593	3,910,885	185,359,300
Class C	47,293	2,025,130	173,582	7,679,127
Class R6	5,125,942	249,623,985	16,362,088	813,497,001
Administrator Class	193,014	9,328,079	512,631	25,111,533
Institutional Class	18,571,755	894,735,177	51,206,316	2,508,290,167
		1,232,999,964		3,539,937,128
Reinvestment of distributions
Class A	2,710,291	121,224,248	2,073,812	99,452,698
Class C	146,934	6,041,901	130,647	5,834,281
Class R6	6,695,231	313,601,955	5,290,808	263,842,791
Administrator Class	472,507	21,812,301	425,779	20,999,898
Institutional Class	17,805,797	831,722,564	11,677,455	581,229,204
		1,294,402,969		971,358,872
Payment for shares redeemed
Class A	(4,077,024)	(189,496,020)	(8,790,602)	(414,064,835)
Class C	(340,423)	(14,756,498)	(801,550)	(35,053,956)
Class R6	(11,482,473)	(561,504,055)	(24,760,878)	(1,203,041,122)
Administrator Class	(1,275,699)	(61,215,496)	(1,974,499)	(96,574,677)
Institutional Class	(34,472,701)	(1,668,236,959)	(50,552,615)	(2,479,287,020)
		(2,495,209,028)		(4,228,021,610)
Net increase in net assets resulting from capital share transactions		32,193,905		283,274,390
Total decrease in net assets		(823,157,128)		(565,697,594)
Net assets
Beginning of period		13,661,257,291		14,226,954,885
End of period		$12,838,100,163		$13,661,257,291
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.43	$51.52	$42.93	$40.97	$49.22	$35.33
Net investment income	0.11 [1]	0.47 [1]	0.44 [1]	0.37	0.22	0.13
Net realized and unrealized gains (losses) on investments	1.55	0.11	10.55	5.32	(3.63)	13.91
Total from investment operations	1.66	0.58	10.99	5.69	(3.41)	14.04
Distributions to shareholders from
Net investment income	(0.36)	(0.48)	(0.45)	(0.32)	(0.11)	(0.15)
Net realized gains	(4.62)	(3.19)	(1.95)	(3.41)	(4.73)	0.00
Total distributions to shareholders	(4.98)	(3.67)	(2.40)	(3.73)	(4.84)	(0.15)
Net asset value, end of period	$45.11	$48.43	$51.52	$42.93	$40.97	$49.22
Total return[2]	3.59%	1.25%	26.73%	13.89%	(8.32)%	39.83%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.12%	1.13%	1.12%	1.13%
Net expenses	1.12%	1.12%	1.11%	1.13%	1.12%	1.13%
Net investment income	0.48%	0.99%	0.96%	0.94%	0.55%	0.17%
Supplemental data
Portfolio turnover rate	18%	38%	19%	27%	24%	38%
Net assets, end of period (000s omitted)	$1,226,673	$1,302,952	$1,530,576	$1,334,415	$1,098,924	$1,131,411

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.93	$48.04	$40.05	$38.43	$46.68	$33.63
Net investment income (loss)	(0.06)[1]	0.11 [1]	0.09 [1]	0.03	(0.11)	(0.25)[1]
Net realized and unrealized gains (losses) on investments	1.44	0.09	9.85	5.00	(3.41)	13.30
Total from investment operations	1.38	0.20	9.94	5.03	(3.52)	13.05
Distributions to shareholders from
Net investment income	(0.02)	(0.12)	0.00	0.00	0.00	0.00
Net realized gains	(4.62)	(3.19)	(1.95)	(3.41)	(4.73)	0.00
Total distributions to shareholders	(4.64)	(3.31)	(1.95)	(3.41)	(4.73)	0.00
Net asset value, end of period	$41.67	$44.93	$48.04	$40.05	$38.43	$46.68
Total return[2]	3.20%	0.48%	25.81%	13.03%	(9.03)%	38.80%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.87%	1.87%	1.88%	1.87%	1.88%
Net expenses	1.87%	1.87%	1.87%	1.88%	1.87%	1.88%
Net investment income (loss)	(0.28)%	0.24%	0.20%	0.17%	(0.22)%	(0.58)%
Supplemental data
Portfolio turnover rate	18%	38%	19%	27%	24%	38%
Net assets, end of period (000s omitted)	$56,420	$67,410	$95,952	$106,431	$108,314	$132,741

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.49	$53.55	$44.53	$42.36	$50.72	$36.39
Net investment income	0.22 [1]	0.69 [1]	0.66 [1]	0.59	0.46	0.29
Net realized and unrealized gains (losses) on investments	1.61	0.12	10.94	5.49	(3.79)	14.36
Total from investment operations	1.83	0.81	11.60	6.08	(3.33)	14.65
Distributions to shareholders from
Net investment income	(0.56)	(0.68)	(0.63)	(0.50)	(0.30)	(0.32)
Net realized gains	(4.62)	(3.19)	(1.95)	(3.41)	(4.73)	0.00
Total distributions to shareholders	(5.18)	(3.87)	(2.58)	(3.91)	(5.03)	(0.32)
Net asset value, end of period	$47.14	$50.49	$53.55	$44.53	$42.36	$50.72
Total return[2]	3.79%	1.68%	27.24%	14.38%	(7.93)%	40.44%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.70%	0.70%	0.69%	0.70%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.69%	0.70%
Net investment income	0.89%	1.41%	1.38%	1.37%	0.96%	0.60%
Supplemental data
Portfolio turnover rate	18%	38%	19%	27%	24%	38%
Net assets, end of period (000s omitted)	$3,201,528	$3,411,705	$3,784,977	$3,208,044	$2,537,407	$2,925,693

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.83	$52.91	$44.02	$41.90	$50.22	$36.02
Net investment income	0.13 [1]	0.51 [1]	0.48 [1]	0.46	0.39	0.23
Net realized and unrealized gains (losses) on investments	1.59	0.11	10.83	5.40	(3.85)	14.13
Total from investment operations	1.72	0.62	11.31	5.86	(3.46)	14.36
Distributions to shareholders from
Net investment income	(0.39)	(0.51)	(0.47)	(0.33)	(0.13)	(0.16)
Net realized gains	(4.62)	(3.19)	(1.95)	(3.41)	(4.73)	0.00
Total distributions to shareholders	(5.01)	(3.70)	(2.42)	(3.74)	(4.86)	(0.16)
Net asset value, end of period	$46.54	$49.83	$52.91	$44.02	$41.90	$50.22
Total return[2]	3.62%	1.31%	26.81%	13.99%	(8.26)%	39.96%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.05%	1.05%	1.04%	1.05%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.04%	1.05%
Net investment income	0.54%	1.05%	1.02%	1.00%	0.60%	0.25%
Supplemental data
Portfolio turnover rate	18%	38%	19%	27%	24%	38%
Net assets, end of period (000s omitted)	$201,391	$246,046	$316,031	$307,586	$293,286	$389,512

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2026 (unaudited)	Year ended September 30
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.37	$53.43	$44.43	$42.28	$50.63	$36.33
Net investment income	0.19 [1]	0.64 [1]	0.61 [1]	0.56	0.42	0.24
Net realized and unrealized gains (losses) on investments	1.61	0.12	10.93	5.45	(3.78)	14.35
Total from investment operations	1.80	0.76	11.54	6.01	(3.36)	14.59
Distributions to shareholders from
Net investment income	(0.51)	(0.63)	(0.59)	(0.45)	(0.26)	(0.29)
Net realized gains	(4.62)	(3.19)	(1.95)	(3.41)	(4.73)	0.00
Total distributions to shareholders	(5.13)	(3.82)	(2.54)	(3.86)	(4.99)	(0.29)
Net asset value, end of period	$47.04	$50.37	$53.43	$44.43	$42.28	$50.63
Total return[2]	3.74%	1.58%	27.14%	14.24%	(8.01)%	40.30%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.80%	0.80%	0.79%	0.80%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.79%	0.80%
Net investment income	0.79%	1.30%	1.28%	1.26%	0.86%	0.50%
Supplemental data
Portfolio turnover rate	18%	38%	19%	27%	24%	38%
Net assets, end of period (000s omitted)	$8,152,087	$8,633,144	$8,499,419	$6,933,240	$6,208,455	$7,209,810

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Special Mid Cap Value Fund | 15

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $10,085,041,635 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,433,083,403
Gross unrealized losses	(687,617,017)
Net unrealized gains	$2,745,466,386
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,169,530	$0	$0	$9,169,530
Consumer discretionary	741,658,826	0	0	741,658,826
Consumer staples	725,551,845	0	0	725,551,845
Energy	1,091,380,583	0	0	1,091,380,583
Financials	1,402,356,887	7	0	1,402,356,894
Health care	1,249,109,051	0	0	1,249,109,051
Industrials	2,841,366,762	0	0	2,841,366,762
Information technology	1,740,552,019	0	0	1,740,552,019
Materials	1,221,318,976	0	0	1,221,318,976
Real estate	359,456,751	0	0	359,456,751
Utilities	1,083,924,023	0	0	1,083,924,023
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	364,662,761	0	0	364,662,761
Total assets	$12,830,508,014	$7	$0	$12,830,508,021
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2026, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Allspring Special Mid Cap Value Fund | 17

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.73
Administrator Class	1.08
Institutional Class	0.83
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2026, Allspring Funds Distributor received $5,656 from the sale of Class A shares and $1,500 and $4,124 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2026 were $2,402,874,506 and $3,838,116,840, respectively.
18 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2026, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Special Mid Cap Value Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Special Mid Cap Value Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3323 03-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 21, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: May 21, 2026